As filed with the Securities and Exchange Commission on April 23, 2021
Registration Nos.

333-153085
811-09389

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 17	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 113	X

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE & ANNUITY COMPANY
(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depository’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on May 1, 2021 pursuant to paragraph (b) of Rule 485

O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec V-NY Flexible Premium Variable Life Insurance Policy.

Filing fee: None

PACIFIC SELECT EXEC V-NY PROSPECTUS MAY 1, 2021

Pacific Select Exec V-NY is a flexible premium variable life insurance policy issued by Pacific Life & Annuity Company (“PL&A”) through the Pacific Select Exec Separate Account of PL&A.

• Flexible premium means you can vary the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing costs of Policy benefits.

• Variable means the Policy’s value depends on the performance of the Investment Options you choose.

• Life insurance means the Policy provides a Death Benefit to the Beneficiary you choose.

This prospectus provides information that you should know before buying a Policy. Please read the prospectus carefully and keep it for future reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your Policy, will no longer be sent by mail, unless you specifically request copies of the reports from PL&A. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from PL&A electronically by accessing the Policy Owner website, My Life Account at https://Life.MyAccount.PacificLife.com.

You may elect to receive all future reports in paper free of charge. You can inform PL&A that you wish to continue receiving paper copies of your shareholder reports by calling us at (888) 595-6997. Your election to receive reports in paper will apply to all portfolio companies available under your Policy.

This Policy has a selection of Investment Options for you to choose from. The Variable Investment Options available under this Policy invest in portfolios of the following Funds:

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

American Century Variable Portfolios, Inc.

American Funds Insurance Series®

BlackRock® Variable Series Funds, Inc.

BNY Mellon Variable Investment Fund

Fidelity® Variable Insurance Products Funds

Franklin Templeton Variable Insurance Products Trust

Janus Aspen Series

Lazard Retirement Series, Inc.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Lord Abbett Series Fund, Inc.

MFS® Variable Insurance Trust

M Fund

Neuberger Berman Advisers Management Trust

Pacific Select Fund

PIMCO Variable Insurance Trust

Royce Capital Fund

State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Equity Series, Inc.

VanEck VIP Trust

You will find a complete list of each Variable Investment Option in the YOUR INVESTMENT OPTIONS section. This Policy also offers the following Fixed Options:

FIXED OPTIONS Fixed Account Fixed LT Account

You should be aware that the Securities and Exchange Commission (SEC) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

This Policy is not available in all states. This prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Policy. The Policy is described in detail in this prospectus and its Statement of Additional Information (SAI). Each Fund is described in its prospectus and in its SAI. No one has the right to describe the Policy or any Fund any differently than they have been described in these documents.

A life insurance policy may be appropriate if you are looking to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. Discuss with your life insurance producer whether a variable life insurance policy, optional benefits and underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and relevant information. Together you can decide if a variable life insurance policy is right for you.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. PL&A, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

YOUR GUIDE TO THIS PROSPECTUS

Where To Go For More Information back cover

BENEFITS AND RISKS OF YOUR POLICY

This overview tells you some key things you should know about your Policy. It is designed as a summary only – please read the entire prospectus and your Policy for more detailed information, or contact us or your life insurance producer for additional information about your Policy. This prospectus provides a description of the material rights and obligations under your Policy. Your Policy (including any Riders and/or endorsements) represents the contractual agreement between you and us.

The Policy is offered for sale in all jurisdictions where we are authorized to do business and where the Policy is approved by the appropriate insurance department or regulatory authorities. Individual Policy features may not be available in all states or may vary by state. The state in which your Policy is issued governs whether or not certain features, Riders, charges and fees are allowed in your Policy.

PL&A is a variable life insurance policy provider. It is not a fiduciary and therefore does not give advice or make recommendations regarding insurance or investment products.

Benefits of your Policy

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. Within certain limits, you can:

• choose the timing, amount and frequency of premium payments

• change the Death Benefit Option

• increase or decrease the Policy’s Total Face Amount

• change the Beneficiary

• change your investment selections.

Death Benefit

The Death Benefit will always be the greater of the Death Benefit under the Option you choose or the Minimum Death Benefit. The Minimum Death Benefit is no lower than the death benefit that we must pay to ensure that your Policy qualifies as life insurance.

You may choose one of three Death Benefit Options:

• Option A – your Death Benefit will be the Total Face Amount of your Policy.

• Option B – your Death Benefit will be the Total Face Amount of your Policy plus its Accumulated Value.

• Option C – your Death Benefit will be the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value. However, the Death Benefit will never exceed the Option C Death Benefit Limit shown in the Policy Specifications.

You may choose between two Death Benefit Qualification Tests which are used to determine the Minimum Death Benefit:

• Cash Value Accumulation Test – generally does not limit the amount of premiums you can pay into your Policy.

• Guideline Premium Test – limits the amount of premiums you can pay on your Policy, and the Minimum Death Benefit will generally be smaller than under the Cash Value Accumulation Test.

The test you choose will generally depend on the amount of premiums you want to pay relative to your desired Death Benefit. We may limit premium payments to prevent your policy from being classified as a Modified Endowment Contract.

Accumulated Value

Accumulated Value is the value of your Policy on any Business Day. It is not guaranteed – it depends on the performance of the Investment Options you have chosen, the timing and amount of premium payments you have made, Policy charges, and how much you have borrowed or withdrawn from the Policy.

You can access your Accumulated Value in several ways:

• Withdrawals – you can withdraw part of your Policy’s Net Cash Surrender Value.

• Loans – you can take out a loan from us using your Policy’s Accumulated Value as security.

• Income benefits – you can use withdrawal or surrender benefits to elect an income benefit that provides a monthly income. In addition, your Policy’s Beneficiary can use Death Benefit proceeds to elect an income benefit.

• Surrender – you can surrender or cash in your Policy for its Net Cash Surrender Value while an Insured is alive.

Investment Options

You can choose to allocate your Net Premiums and Accumulated Value among a selection of Variable Investment Options, each of which invests in a corresponding portfolio of various underlying Funds. The Policy also offers two Fixed Options, both of which provide a guaranteed minimum rate of interest.

You can transfer among the Investment Options during the life of your Policy without paying any current income tax. There is currently no charge for transfers.

Tax Benefits

Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. You will also generally not be taxed on any or all of your Policy’s Accumulated Value unless you receive a cash distribution.

Risks of your Policy

Long-term Financial Planning

This Policy is designed to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. It is not suitable as a short-term savings vehicle. It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Taking a withdrawal or surrendering your Policy may incur charges. See the FEE TABLES and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your life insurance producer.

Premium Payments

Federal tax law puts limits on the premium payments you can make in relation to your Policy’s Death Benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your Policy and return it to you under certain circumstances, for example, if the amount of premium you paid would result in your Policy no longer qualifying as life insurance or becoming a Modified Endowment Contract under the Tax Code.

Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have any insurance Coverage. There are costs associated with reinstating a lapsed Policy.

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your life insurance producer.

Before your Policy lapses, there is a Grace Period. The Grace Period gives you 61 days to pay enough additional premium to keep your Policy In Force and to prevent your Policy from lapsing. The 61 day period begins on the date we send notice that your Policy’s Accumulated Value less any Policy Debt is not enough to pay the total monthly charge.

Investment Performance

Each Variable Investment Option invests in a corresponding portfolio of an underlying Fund, as detailed in YOUR INVESTMENT OPTIONS. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any Variable Investment Option you choose.

See each Fund’s prospectus for more information on the underlying portfolios and their individual risks.

Withdrawals and Loans

Making a withdrawal or taking out a loan may:

• change your Policy’s tax status

• reduce your Policy’s Total Face Amount

• reduce your Policy’s Death Benefit

• reduce the Death Benefit Proceeds paid to your Beneficiary

• make your Policy more susceptible to lapsing

• limit your access to the Policy’s Accumulated Value

Be sure to plan carefully before using these Policy benefits.

Your Policy’s withdrawal feature is not available until your first Policy Anniversary.

Policy Loans are not available until after the Free Look Period has expired, except as part of a 1035 exchange.

General Account

Unlike the assets in our Separate Account, the assets in our General Account are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including the Death Benefit, is backed by our financial strength and claims paying ability. We may be unable to meet our obligations with regard to the General Account interest guarantee.

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt.

If your Policy becomes a Modified Endowment Contract (MEC), distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in VARIABLE LIFE INSURANCE AND YOUR TAXES.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Please read the entire prospectus, your Policy and the SAI for more detailed information regarding these fees and expenses.

Table 1 describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Accumulated Value between Investment Options.

TABLE 1 – Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum premium load	Upon receipt of premium	6.95% of premium
Maximum surrender charge Basic Coverage	Upon full surrender of Policy during the first 5 Policy Years	$0.71-$45.00 per $1,000 of Face Amount[1]
Charge for a representative Insured		Charge is $13.36 per $1,000 of Face Amount at end of Policy Year 1 for a male non-smoker who is Age 45 at Policy issue
Additional Coverage		No surrender charge
SVER Coverage		No surrender charge
ADMINISTRATIVE AND UNDERWRITING SERVICE FEES
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Audits of premium/loan[2]	Upon request of audit of 2 years or more	$25
Duplicate Policy[2,3]	Upon request of duplicate Policy	$50
Illustration request[2]	Upon request of Policy illustration in excess of 1 per year	$25
Face Amount increase	Upon effective date of requested Face Amount increase	$100
Risk Class change[2]	Upon request for Risk Class change	$100
Adding an optional Rider[2]	Upon approval of specific request	$100

1 The surrender charge is based on Sex, Age and Risk Class of the Insured on the Policy Date or on the effective date of a later Coverage Layer. The surrender charge decreases monthly until it is reduced to $0 in Policy Year 6 and thereafter. The surrender charge shown in the table may not be typical of the surrender charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.

2 We currently do not impose this charge.

3 Certificate of Coverage is available without charge.

Table 2 describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses. The charges include those for individuals in a nonstandard risk category, if applicable.

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Administrative charge[1]
Maximum and current charge	Monthly Payment Date	$7.50
Asset charge[1]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	0.45% annually (0.0375% monthly) of first $25,000 of Accumulated Value in Investment Options, plus 0.05% annually (0.0042% monthly) of Accumulated Value in excess of $25,000 in Investment Options
Basic Coverage
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.13 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[1,4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.03–$1.68 per $1,000 of Coverage Layer Face Amount
Minimum and Maximum current charge		$0.00–$0.92 per $1,000 of Coverage Layer Face Amount
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.41 per $1,000 of Coverage Layer Face Amount for a male non-smoker who is Age 45 at Policy issue[3].
Additional Coverage
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[1,4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.29–$3.84 per $1,000 of Coverage Layer Face Amount
Minimum and Maximum current charge		$0
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $1.03 per $1,000 of Coverage Layer Face Amount for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer Face Amount for a male non-smoker who is Age 45 at Policy issue[3]

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
SVER Coverage
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$67.05 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[1,4]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$7.38 per $1,000 of Coverage Layer Face Amount
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer Face Amount for a male non-smoker who is Age 45 at Policy issue[3]
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.75% of Policy’s Loan Account balance annually[5]
OPTIONAL RIDERS AND BENEFITS[6]
RIDER PROVIDING ADDITIONAL CASH VALUE PROTECTION:
Overloan Protection II Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[8]
Charge for a representative Insured		Maximum guaranteed and current charge for a male non-smoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise
RIDERS THAT PROVIDE ADDITIONAL BENEFITS:
Annual Renewable Term Rider–Additional Insured
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.16 per $1,000 of Rider Face Amount for a female non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Rider Face Amount for a female nonsmoker who is Age 45 at Policy issue[3]
Children’s Term Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.75–$1.05 per $1,000 of insurance Coverage on each child
Disability Benefit Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.40–$1.00 per $10 of monthly benefit
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.45 per $10 of monthly benefit for a male non-smoker who is Age 45 at Policy issue[3]

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Guaranteed Insurability Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.10–$0.29 per $1,000 of monthly benefit
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.28 per $1,000 of monthly benefit for a male non-smoker who is Age 35 at Policy issue[3,7]
Waiver of Charges Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.04–$0.55 per $1,000 of Net Amount At Risk plus the ARTR-AI Face Amount (if any)
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk plus the ARTR-AI Face Amount (if any) for a male non-smoker who is Age 45 at Policy issue[3]

1 This charge is reduced to zero on and after your Policy’s Monthly Deduction End Date.

2 Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance rates applicable to your Policy, and more detailed information about your cost of insurance rates is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized Illustrations of your future benefits under the Policy based on the Insured’s Class, the Death Benefit Option, Face Amount, planned periodic premiums, and any Riders requested. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk. For an example of how the cost of insurance rates of the Coverage Components work together to affect your monthly deduction for this charge, see Appendix B.

3 Charges shown for this sample Policy may not be typical of the charges you will pay.

4 The Coverage charge rate is based on Sex, the Age and Risk Class of the Insured on the Policy Date, or date Rider is effective. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Sex, Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information on this charge for your Policy. The Coverage charges shown in the table may not be typical of the charges you will pay. The Coverage charge for your Policy will be stated in the Policy Specifications. For an example of how the Coverage charge rates of the Coverage Components work together to affect your monthly deduction for this charge, see Appendix B.

5 In addition to the loan interest charge, the Loan Accumulated Value that is used to secure Policy Debt will be credited interest at a minimum of 2.50%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Accumulated Value from the Investment Options to the Loan Account. If the Loan Accumulated Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Investment Options.

6 Riders are briefly described under POLICY BENEFITS – Optional Riders and Benefits. Except for the Childrens Term Rider, Rider charges are based on the Age and Risk Class of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

7 Guaranteed Insurability Rider is only available to Insureds age 37 and under at Policy issue.

8 The charge to exercise the Overloan Protection II Rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s sex, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection II Rider.

Total annual Fund operating expenses

This table shows the minimum and maximum total annual operating expenses paid by the portfolios that you pay indirectly during the time you own the Policy. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing or distribution (12b-1) fees, and other expenses) charged by any of the portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2020, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy, and they may vary from year to year. These fees and expenses are described in each Fund’s prospectus.

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	1.72%
	Minimum	Maximum
Range of total annual portfolio operating expenses after waivers or expense reimbursements	0.28%	1.58%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain portfolios of their respective Funds which may reduce the portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund’s prospectus for complete information regarding operating expenses of that Fund and any waivers in effect for each particular Fund.

Some Investment Options available to you are “fund of funds”. A fund of funds portfolio is a fund that invests in other funds in addition to other investments that the portfolio may make. Some funds of funds may have fees higher than other available Investment Options. The fees for the funds of funds Investment Options available under your Policy are in the range of total portfolio operating expenses disclosed above. For more information on these portfolios, please see the prospectuses for the Funds.

TERMS USED IN THIS PROSPECTUS

In this prospectus, you or your mean the policyholder or Owner. PL&A, we, us or our refer to Pacific Life & Annuity Company. Fund, or, collectively, the Funds, refer to one of the funds providing underlying portfolios for the Variable Investment Options offered under the Policy. Policy means a Pacific Select Exec V-NY variable life insurance policy, unless we state otherwise.

We have tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We have identified some of these below.

If you have any questions, please ask your life insurance producer or call us at (888) 595-6997.

Accumulated Value – the total amount of your Policy’s value allocated to the Variable Investment Options and any available Fixed Options, plus the amount in the Loan Account, on any Business Day.

Additional Coverage – is one of the Coverage Components under this policy and provides term life insurance coverage on the Insured.

Age – the Insured’s age on his/her birthday nearest the Policy Date. We add one year to this Age on each Policy Anniversary.

Basic Coverage – is one of the Coverage Components under this policy and provides life insurance coverage on the Insured.

Beneficiary – the person, people, entity or entities you name to receive the Death Benefit Proceeds.

Business Day – any day that the New York Stock Exchange and our Life Insurance Division are open. It usually ends at 4:00 p.m. Eastern time. A Business Day is called a valuation day in your Policy.

Cash Surrender Value – the Policy’s Accumulated Value less any surrender charge.

Cash Value Accumulation Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(b) of the Tax Code.

Class – a subgroup of Insureds determined by a number of factors, including, but not limited to, the Death Benefit, Face Amount, Policy Date, policy duration, the Insured's Age and Risk Class, and the presence of optional riders and benefits.

Code or Tax Code – is the U.S. Internal Revenue Code of 1986, as amended.

Coverage – insurance coverage on the Insured as provided by the Policy or other Coverage Components.

Coverage Components – provide life insurance coverage on the Insured. There are three coverage components: Basic Coverage, Additional Coverage and SVER Coverage. Basic Coverage is a required Coverage Component. Additional Coverage and SVER Coverage are optional Coverage Components.

Coverage Layer – is the amount of coverage purchased at a given time for a Coverage Component. Each Coverage Component may have one or more Coverage Layers. Each Coverage Layer has an associated Face Amount, Risk Class, effective date, and charges.

Death Benefit – the amount which is payable on the date of the Insured's death.

Death Benefit Proceeds – the amount which is payable to the Beneficiary on the date of the Insured's death, adjusted as provided in the Policy.

Death Benefit Qualification Test – either the Cash Value Accumulation Test or the Guideline Premium Test. This test determines what the lowest Minimum Death Benefit should be in relation to a Policy’s Accumulated Value. Each test available under the Policy is defined in Section 7702 of the Tax Code.

Face Amount – is the Face Amount of each Coverage Component.

Fixed Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us. This account may earn a lower declared interest rate and has more flexible allocation rules than the Fixed LT Account.

Fixed Accumulated Value – the total amount of your Policy’s value allocated to the Fixed Accounts.

Fixed LT Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us. This account may earn a higher declared interest rate but has stricter allocation rules than the Fixed Account.

Fixed Options – consist of one or more Fixed Accounts available under this policy, and are part of our General Account. The Fixed Accounts available as of the Policy Date are the Fixed Account and the Fixed LT Account. Net premiums and Accumulated Value under this policy may be allocated to one or more Fixed Accounts.

Free Look Right – your right to cancel (or refuse) your Policy and return it for a refund.

Fund –AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, Fidelity® Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, M Fund, Neuberger Berman Advisers Management Trust, Pacific Select Fund, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust.

General Account – includes all of our assets, except for those held in the Separate Account, or any of our other separate accounts.

Grace Period – a 61-day period, beginning on the date we send you, and anyone to whom you have assigned your Policy, notice that your Policy’s Accumulated Value less Policy Debt is insufficient to pay the total monthly charge. The Grace Period gives you 61 days in which to pay sufficient premium to keep your Policy In Force and prevent your Policy from lapsing.

Guideline Premium Limit – the maximum amount of premium or premiums that can be paid for any given Face Amount in order to qualify the Policy as life insurance for tax purposes as specified in the Guideline Premium Test.

Guideline Premium Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(a)(2) of the Tax Code.

Illustration – a display of Policy benefits based upon the assumed Age and Risk Class of an Insured, Face Amount of the Policy, Death Benefit, premium payments, and historical or hypothetical gross rate(s) of return.

In Force – the Policy is in effect and provides a death benefit on the Insured.

In Proper Form – is when we will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. In Proper Form may require, among other things, a notarized signature or some other proof of authenticity. We do not generally require such proof, but we may ask for proof if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us. Call us or contact your life insurance producer if you have questions about the Proper Form required for a request.

Insured – the person on whose life the Policy is issued.

Investment Option – consist of the Variable Options, any available Fixed Options, and any additional investment options that may be added.

Loan Account – an account which holds amounts transferred from the Investment Options as collateral for Policy loans.

Loan Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Loan Account.

Minimum Death Benefit – is based on the Death Benefit Qualification Test for the Policy and at any time will be no less than the minimum amount we determine to be required for this Policy to qualify as life insurance under the Code.

Modified Endowment Contract – a type of life insurance policy as described in Section 7702A of the Tax Code, which receives less favorable tax treatment on distributions of cash value than conventional life insurance policies. Classification of a Policy as a Modified Endowment Contract is generally dependent on the amount of premium paid during the first seven Policy Years, or after a material change has been made to the Policy.

Monthly Deduction End Date – the Policy Anniversary on and after which we do not deduct a monthly charge. The Monthly Deduction End Date for your Policy is shown in the Policy Specifications and does not change for the life of the Insured.

Monthly Payment Date – the day we deduct monthly charges from your Policy’s Accumulated Value. The first Monthly Payment Date is your Policy Date, and it is the same day each month thereafter.

Net Accumulated Value – the Accumulated Value less any Policy Debt.

Net Amount At Risk – the difference between the Death Benefit payable if the Insured died and the Accumulated Value of your Policy. We use a Net Amount At Risk to calculate the Cost of Insurance Charge. For Cost of Insurance Charge purposes, the Net Amount At Risk is equal to the Death Benefit as of the most recent Monthly Payment Date divided by 1.0020598, reduced by the Accumulated Value of your Policy.

Net Cash Surrender Value – the Cash Surrender Value less any Policy Debt.

Net Premium – premium paid less any premium load deducted.

Net Single Premium – the amount of premium needed to fund future benefits under the Policy as specified in the Cash Value Accumulation Test.

Owner – the person named on the application who makes the decisions about the Policy and its benefits while it is In Force. Two or more Owners are called Joint Owners.

Policy Anniversary – the same day as your Policy Date every year after we issue your Policy.

Policy Date – the date upon which life insurance coverage under the Policy becomes effective. The Policy date is used to determine the Monthly Payment Date, Policy months, Policy Years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

Policy Debt – the amount in the Loan Account, plus any interest you owe.

Policy Specifications – summarize information specific to your Policy at the time the Policy is issued. We will send you updated Policy Specification pages or supplemental schedules if you change your Policy’s Face Amount or any of the Policy’s other benefits.

Policy Year – starts on your Policy Date and each Policy Anniversary, and ends on the day before the next Policy Anniversary.

Riders – provide extra benefits, some at additional cost.

Risk Class – is determined during the underwriting process and is used to determine certain Policy charges.

Separate Account – the Pacific Select Exec Separate Account, a separate account of ours registered as a unit investment trust under the Investment Company Act of 1940.

Supplemental Schedule of Coverage – is the written notice we will provide you reflecting certain changes made to your Policy after the Policy Date.

SVER Coverage – is one of the Coverage Components under this policy and provides term life insurance coverage on the Insured.

Total Face Amount – is the sum of Face Amounts of all Coverage Layers of all Coverage Components. The Total Face Amount is used in determining the Death Benefit under this policy.

Variable Account – a subaccount of the Separate Account which invests in shares of a corresponding portfolio of an underlying Fund.

Variable Investment Option – one or more Variable Accounts available under this policy, and are part of the Separate Account.

Written Request – your signed request in writing, which may be required on a form we provide, and received by us at our Administrative Office In Proper Form, containing information we need to act on the request. Written Request includes an electronic request provided in a form acceptable to us.

POLICY BASICS

Pacific Select Exec V-NY is a flexible premium variable life insurance policy that insures the life of one person and pays Death Benefit Proceeds after that person has died.

When you buy a Pacific Select Exec V-NY life insurance Policy, you are entering into a contract with Pacific Life & Annuity Company. Your contract with us is made up of your application, your Policy, applications to change or reinstate the Policy, any amendments, Riders or endorsements to your Policy, and Policy Specifications.

Issuing the Policy

Your life insurance producer will assist you in completing your application for the Policy. Your life insurance producer’s broker-dealer firm has up to 7 business days to review the application before it is sent to us. When we approve your application, we will issue your Policy. If your application does not meet our underwriting and administrative requirements, we can reject it or ask you for more information. Your Policy will be sent to your life insurance producer for delivery to you. You will be asked to sign a policy delivery receipt. For Policy delivery status, check with your life insurance producer.

Our obligations to you under the Policy begin when it is In Force. We consider your Policy In Force when the following requirements are met:

• all necessary contractual and administrative requirements are met, and

• we receive and apply the initial premium to the Policy.

If there are any outstanding contractual or administrative requirements that prevent your Policy from being placed In Force, your life insurance producer will review them with you no later than when the Policy is delivered. See HOW PREMIUMS WORK – Your Initial Premium for more information.

Your Policy will be In Force until one of the following happens:

• the Insured dies

• the Grace Period expires and your Policy lapses, or

• you surrender your Policy.

If your Policy is not In Force when the Insured dies, we are not obligated to pay the Death Benefit Proceeds to your Beneficiary.

Owners, the Insured, and Beneficiaries

Owners

You can own a Policy by yourself or with someone else. You need the signatures of all Owners for all Policy transactions.

If one of the Joint Owners dies, the surviving Owner will hold all rights under the Policy. If the Owner or the last Joint Owner dies, his or her estate will own the Policy unless you have given us other instructions.

You can change the Owner of your Policy by completing a Change of Owner Form. Please contact us or your life insurance producer for a Change of Owner Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Owner Form. You should consult your life insurance producer or legal counsel about designating ownership interests.

The Insured

This Policy insures the life of one person who is Age 85 or younger at the time you apply for your Policy, and who has given us satisfactory evidence of insurability. The Policy pays Death Benefit Proceeds after the Insured has died.

The Insured is assigned an underwriting or insurance Risk Class which we use to calculate cost of insurance and other charges. Most insurance companies use similar risk classification criteria. We normally use the medical or paramedical underwriting method to assign underwriting or insurance Risk Classes, which may require a medical examination. We may, however, use other forms of underwriting if we think it is appropriate.

When we use a person’s Age in Policy calculations, we generally use his or her Age as of the nearest Policy Date, and we add one year to this Age on each Policy Anniversary. For example, when we talk about someone “reaching Age 100”, we are referring to the Policy Anniversary closest to that person’s 100th birthday, not to the day when he or she actually turns 100.

Beneficiaries

Here are some things you need to know about naming Beneficiaries:

• You can name one or more primary Beneficiaries who each receive an equal share of the Death Benefit Proceeds unless you tell us otherwise. If one Beneficiary dies, his or her share will pass to the surviving primary Beneficiaries in proportion to the share of the Death Benefit Proceeds they’re entitled to receive, unless you tell us otherwise.

• You can also name a contingent Beneficiary for each primary Beneficiary you name. The contingent Beneficiary will receive the Death Benefit Proceeds if the primary Beneficiary dies.

• You can choose to make your Beneficiary permanent (sometimes called irrevocable). You cannot change a permanent Beneficiary’s rights under the Policy without his or her permission.

If no Beneficiary is living when the Death Benefit Proceeds are payable, you, as the Policy Owner, will receive the Death Benefit Proceeds. If you are no longer living, the Death Benefit Proceeds will go to your estate.

You can change your Beneficiary at any time while the Insured is alive, and while the Policy is In Force. If you would like to change your Policy’s Beneficiary, please contact us or your life insurance producer for a Change of Beneficiary Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Beneficiary Form.

Policy Date

Your Policy Date

This is the date upon which life insurance coverage under the Policy becomes effective. It is also the beginning of your first Policy Year. Your Policy’s monthly, quarterly, semi-annual and annual anniversary dates are based on your Policy Date.

The Policy Date is set so that it never falls on the 29th, 30th or 31st of any month.

You or your life insurance producer may request that multiple applications have the same Policy Date and be placed In Force on a common date. For multilife or employer sponsored cases, please contact your life insurance producer for additional details.

Backdating your Policy

You can have your Policy backdated up to 6 months, as long as we approve it.

Backdating in some cases may lower your cost of insurance rates since these rates are based on the Age of the Insured. Your first premium payment must cover the premium load and monthly charges for the period between the backdated Policy Date and the day your Policy is issued.

Re-dating your Policy

Once your Policy is issued, you may request us to re-date your Policy. This means your Policy will have a new Policy Date. Re-dating will only be allowed back to the date money is received on your Policy, and can be the earlier of:

• the date your Policy is delivered to you and you paid initial premium, or

• the date we received the initial premium, if earlier than the delivery date.

If your delivery date is the 29th, 30th or 31st of any month, the Policy will be dated the 28th of that month.

If the Policy is re-dated, no Policy charges will be deducted for any period during which Coverage was not provided under the terms of the Policy and all Policy charges will be calculated from the new Policy Date. There will be no Coverage before the new Policy Date.

It may be disadvantageous to request that the Policy be re-dated. A new Policy Date may cause an Insured’s Age for insurance purposes to change and the cost of insurance rates to increase. It will also affect events based on time elapsed since Policy Date, such as suicide and contestable clauses and surrender charge periods.

We will not re-date Policies that are issued with a temporary insurance premium. Policies with the Policy Date pre-determined under an employer or corporate sponsored plan may not be eligible to re-date.

Your Free Look Right

Your Policy provides a free look period once the Policy is delivered to you and you sign the Policy delivery receipt. During the free look period, you have the Free Look Right to cancel (or refuse) your Policy and return it with instructions to us or your life insurance producer for a refund.

You will find a complete description of the free look period that applies to your Policy on the Policy’s cover sheet, or on a notice that accompanies your Policy. The free look period ends 10 days after you receive your Policy. If you are replacing another life insurance policy, your free-look period ends 60 days after you receive your Policy.

Please call us or your life insurance producer if you have questions about your Free Look Right.

The amount of your refund is the greater of premium payments received during the Free-Look Period or the Policy’s Accumulated Value, plus any Policy charges and fees deducted, less Policy debt.

If you exercise your Free Look Right, the amount we refund to you depends on whether your policy is issued as a replacement of existing insurance or not. Your initial Net Premium is first allocated to the Fidelity® VIP Government Money Market Variable Account, then once all requirements to place your policy in force have been satisfied, we transfer the Accumulated Value in the Fidelity® VIP Government Money Market Variable Account to the Investment Options you have chosen, provided that if we are required to refund your premium if you exercise your Free Look Right, such transfer will be delayed until 15 days after we issue your Policy.

If you exercise your Free Look Right and your policy is not issued as a replacement of existing insurance, we will refund your premium. If you exercise your Free Look Right and your policy is issued as a replacement of existing insurance, we will refund

• any charges or taxes we have deducted from your premiums

• the Net Premiums allocated to the Fixed Options

• the Accumulated Value allocated to the Variable Investment Options

• any monthly charges and fees we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

Timing of Payments, Forms and Requests

Effective date

Once your Policy is In Force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item In Proper Form.

You may reach our service representatives on any Business Day at (888) 595-6997 between the hours of 5 a.m. through 5 p.m. Pacific time.

Please send your forms and written requests or questions to:

Pacific Life & Annuity Company

P.O. Box 2030

Omaha, NE 68103

We accept faxes for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467

You may also submit variable transaction requests electronically at: Transactions@pacificlife.com

Sending any application, premium payment, form, request or other correspondence to any other address will not be considered In Proper Form and will result in a processing delay.

Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive In Proper Form on a Business Day before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, will be effective as of the end of that day, unless the transaction is scheduled to occur on another Business Day. If we receive your payment or request at or after the time of the close of the New York Stock Exchange on a Business Day, your payment or request will be effective as of the end of the next Business Day. If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day.

Other forms, notices and requests are normally effective as of the next Business Day after we receive them In Proper Form, unless the transaction is scheduled to occur on another Business Day. Change of Owner and Beneficiary Forms are effective as of the day you sign the change form, once we receive them In Proper Form.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, reports, annual statements, statements and immediate confirmations, tax forms, proxy solicitations, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by accessing the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com. Not all Policy documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. In addition, you will continue to receive paper copies of annual statements if required by state or federal law. For jointly owned Policies, both Owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

• There is no charge for electronic delivery, although your Internet provider may charge for Internet access.

• You should provide a current e-mail address and notify us promptly when your e-mail address changes.

• You should update any e-mail filters that may prevent you from receiving e-mail notifications from us.

• You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

• For jointly owned Policies, all information will be provided to the e-mail address that is provided to us.

• Electronic delivery will be cancelled if e-mails are returned undeliverable.

• This consent will remain in effect until you revoke it.

If you are currently enrolled in this service, please access the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com, or call (888) 595-6997 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address. You may opt out of electronic delivery at any time.

When we make payments and transfers

We will normally send the proceeds of withdrawals, loans, surrenders, exchanges and Death Benefit payments, and process transfer requests, within seven days after the effective date of the request In Proper Form. We may delay payments and transfers, or the calculation of payments and transfers based on the value in the Variable Investment Options under unusual circumstances, for example, if:

• the New York Stock Exchange closes on a day other than a regular holiday or weekend

• trading on the New York Stock Exchange is restricted

• an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a Variable Account’s assets, or

• the SEC permits a delay for the protection of Policy Owners.

We may delay transfers and payments from the Fixed Options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We will pay interest at an annual rate of at least 2.50% on any withdrawals or surrender proceeds from the Fixed Options that we delay for 10 days or more.

Death Benefit Proceeds paid are subject to the conditions and adjustments defined in other Policy provisions, such as General Provisions, Withdrawals, Policy Loans, and Timing of Payments. We will pay interest on the Death Benefit Proceeds from the date of death at a rate not less than the rate payable for funds left on deposit. If payment of Death Benefit Proceeds is delayed more than 31 calendar days after we receive the above requirements needed to pay the claim, we will pay additional interest at a rate of 10% annually beginning with the 31st calendar day. Death Benefit Proceeds are paid as a lump sum unless you choose another payment method, as described in GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Statements and Reports We Will Send You

We send the following statements and reports to policy owners:

• a confirmation for certain financial transactions, usually including premium payments and transfers, loans, loan repayments, withdrawals and surrenders. Monthly deductions and scheduled transactions made under the dollar cost averaging, portfolio rebalancing and first year transfer services are reported on your quarterly Policy statement.

• a quarterly Policy statement. The statement will tell you the Accumulated Value of your Policy by Investment Options, Cash Surrender Value, the amount of the Death Benefit, the Policy’s Face Amount, and any Policy Debt. It will also include a summary of all transactions that have taken place since the last quarterly statement, as well as any other information required by law.

• supplemental schedules of benefits and planned periodic premiums. We will send these to you if you change your Policy’s Face Amount or change any of the Policy’s other benefits.

• financial statements, at least annually or as required by law, of the Separate Account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund. We will also send you financial statements that we receive from the other Funds.

If you identify an error on a confirmation, quarterly or annual statement, you must notify us in writing as soon as possible, preferably within 90 days from the date of the confirmation or statement, to ensure proper accounting to your Policy. When you write us, include your name, Policy number and description of the identified error.

Mail will be sent to you at the mailing address you have provided. If mail is returned to us as undeliverable multiple times, we will discontinue mailing to your last known address. We will, however, regularly attempt to locate your new mailing address, and will resume mailing your policy related materials to you upon confirmation of your new address. You can access documents online by visiting www.PacificLifeandAnnuity.com, or receive copies of documents from us upon request.

Prospectus and Fund Report Format Authorization

Subject to availability, you may request us to deliver prospectuses, statements, and other information (“Documents”) electronically. You may also elect to receive prospectus and Fund reports, via US mail service. If you wish to receive Documents electronically, you may enroll in this service by accessing the Policy Owner website, My Life Insurance Account, at https://Life.MyAccount.PacificLife.com. We do not charge for this service.

For electronic delivery, you must provide us with a current and active e-mail address and have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet website. You may access and print all Documents provided through this service. As Documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the Document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying us promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required Documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required Documents electronically.

Telephone and Electronic Transactions

We may accept telephone or electronic instructions if you completed the appropriate section on your application, or you may give us authorization later by completing a Transaction Authorization Form. As long as we have your signed authorization on file, you may give us instructions regarding the following Policy transactions by telephone or electronically through our website:

• change your premium allocations

• make transfers between Investment Options

• give us instructions regarding the dollar cost averaging or portfolio rebalancing services

• request a Policy loan (by telephone only).

Certain life insurance producers are able to give us instructions electronically if authorized by you. You may appoint anyone to give us instructions on your behalf by completing and filing a Transaction Authorization Form with us.

Here are some things you need to know about telephone and electronic transactions:

• If your Policy is jointly owned, all Joint Owners must sign the Transaction Authorization Form. We will take instructions from any Owner or anyone you appoint.

• We may use any reasonable method to confirm that your telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

• A new Transaction Authorization Form will be required when a registered representative changes to a new Broker-Dealer.

We will send you a written confirmation of each telephone and electronic transaction.

Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next Business Day or when service has resumed.

When you authorize us to accept your telephone and electronic instructions, you agree that:

• we can accept and act upon instructions you or anyone you appoint give us over the telephone or electronically

• neither we, the Administrator, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

• you bear the risk of any loss that arises from your right to make loans or transfers over the telephone or electronically.

Understanding Policy Expenses and Cash Flow (including fees and charges of Fund portfolios)

The chart to the right illustrates how cash normally flows through a Policy.

Under a flexible premium life insurance policy, you have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of Policy benefits.

Investment earnings will increase your Policy’s Accumulated Value, while investment losses will decrease it. The premium payments you will be required to make to keep your Policy In Force will be influenced by the investment results of the Investment Options you choose.

The dark shaded boxes show the fees and expenses you pay directly or indirectly under your Policy.

In some states we will hold your Net Premium payments in the Fidelity® VIP Government Money Market Variable Account until the Free Look Transfer Date. Please turn to POLICY BASICS – Your Free Look Right for details.

POLICY BENEFITS

Your Policy provides three types of benefits:

1. Death Benefits, based on the Policy’s Total Face Amount

2. Cash Surrender benefits, based on the Policy’s Accumulated Value

3. Optional Riders and benefits

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Insured dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on Death Benefit Proceeds.

Your Policy’s Death Benefit depends on three choices you must make:

• The Total Face Amount

• The Death Benefit Option

• The Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see Optional Riders and Benefits.

The Face Amount

Your Policy’s initial amount of insurance Coverage is the sum of the Face Amounts of the initial Coverage Components. We determined the Face Amount based on instructions provided in your application.

There are three Coverage Components in a Select Exec V-NY Policy:

• Basic Coverage

• Additional Coverage

• SVER Coverage

The minimum Total Face Amount when a Policy is issued is usually $50,000, but we may reduce this in some circumstances. You choose the proportion of your Policy’s Face Amount that is made up of Basic Coverage, Additional Coverage and SVER Coverage. You will find your Policy’s initial Total Face Amount, including a summary of Face Amount by Coverage Component, in your Policy Specifications.

The Coverage Components provide some flexibility in structuring the Total Face Amount, the Death Benefit, and premium payments in targeting the cash values based on your particular needs. Each Coverage Component has its own set of rates for calculating cost of insurance charges, Coverage charges and the surrender charge. The proportion of Coverage Components may affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

You will find examples of how the Coverage Components work together to affect monthly deductions for Policy charges in Appendix B.

Combining Basic Coverage with the Additional Coverage Component may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Basic Coverage has guaranteed maximum charges that are lower than the guaranteed maximum charges of the Additional Coverage Component.

Combining Basic Coverage with the SVER Coverage Component may improve Accumulated Value accrual in the early years of your Policy, but could result in either higher or lower charges than under the Basic Coverage alone. The timing of certain charges for Policies held for certain periods may also be affected.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product. Your life insurance producer can provide you with additional Illustrations showing the effects of different proportions of Coverage Components to help you make your decision. You should also consider a periodic review of your Coverage with your life insurance producer.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a supplemental schedule of benefits and premiums.

• You can change the Face Amount as long as the Insured is alive.

• You can only change the Face Amount once in any Policy Year.

• You must send us your Written Request while your Policy is In Force.

• Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

• The Insured will also need to agree to the change in Face Amount, if you are not the Insured.

• Increasing the Face Amount may increase the Death Benefit, and decreasing the Face Amount may decrease the Death Benefit. The amount the Death Benefit changes will depend, among other things, on the Death Benefit Option you have chosen and whether, and by how much, the Death Benefit is greater than the Face Amount before you make the change.

• Changing the Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

• If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. We will not charge you a withdrawal fee for these withdrawals. Please turn to WITHDRAWALS, SURRENDERS AND LOANS for information about making withdrawals.

• We can refuse your request to make the Face Amount less than $1,000.00. We can waive this minimum amount in certain situations, such as group or sponsored arrangements.

Increasing the Face Amount

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

• The insured must be Age 85 or less.

• You must give us satisfactory evidence of insurability.

• Each increase you make to the Face Amount must total $25,000 or more.

• You may increase the Face Amount of one or more Coverage Components.

• We may charge you a fee of up to $100 for each increase. We deduct the fee on the day the increase is effective from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• Each increase in Face Amount creates a new Coverage Layer for that Coverage Component. Each Coverage Layer will have an associated cost of insurance rate, Coverage charge, and surrender charge.

• You may not increase the Face Amount of any Coverage Component if you have previously requested a decrease in Face Amount.

• We reserve the right to limit Face Amount increases to one per Policy Year.

Decreasing the Total Face Amount

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required to return:

• part of your premium payments to you if you have chosen the Guideline Premium Test, or

• make distributions from the Accumulated Value, which may be taxable. For more information, please see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Here are some additional things you should know about decreasing the Total Face Amount under the Policy:

• The Face Amount of any Coverage Layer is eligible for decrease on or after the first anniversary of its effective date.

• We will apply any decrease in the Face Amount to eligible Coverage Layers in the following order:

• to the most recent eligible increases you made to the Face Amount

• to the initial Face Amount.

• We do not charge you for a decrease in Face Amount.

If any Coverage Layers to be decreased have the same effective date, they will be decreased in the following order:

• Additional Coverage

• SVER Coverage

• Basic Coverage.

• We can refuse your request to decrease the Total Face Amount if making the change means:

• your Policy will no longer qualify as life insurance

• the distributions we will be required to make from your Policy’s Accumulated Value will be greater than your Policy’s Net Cash Surrender Value

• your Policy will become a Modified Endowment Contract and you have not told us in writing that this is acceptable to you.

Death Benefit Options

The Policy offers three Death Benefit Options, Options A, B, and C. The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Here are some things you need to know about the Death Benefit:

• You must choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application.

• If you do not choose a Death Benefit Qualification Test, we will assume you have chosen the Guideline Premium Test.

• The Death Benefit will always be the greater of the Death Benefit under the Death Benefit Option you choose or the Minimum Death Benefit, calculated using the Death Benefit Qualification Test you have chosen.

• The Death Benefit will never be lower than the Total Face Amount of your Policy if you have chosen Option A or B. The Death Benefit Proceeds will always be reduced by any Policy Debt.

• We will pay the Death Benefit Proceeds to your Beneficiary when we receive proof of the Insureds death.

The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.	The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy.

Limits on Option C

The following limits apply to Option C:

• To elect Option C, the Insured must be Age 80 or younger at the time the Policy is issued.

• The Death Benefit calculated under Option C will be limited to the amount shown in the Policy Specifications as the “Option C Death Benefit Limit,” an amount which will never exceed four times the Initial Total Face Amount of your Policy on the Policy Date.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

• You can change the Death Benefit Option once in any Policy Year.

• You must send us your Written Request.

• You can change from any Death Benefit Option to Option A or Option B.

• You cannot change from any Death Benefit Option to Option C.

• The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

• The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change. We will not let you change the Death Benefit Option if doing so means the Face Amount of your Policy will become less than $1,000.

• Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

• The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Choosing a Death Benefit Qualification Test

This Policy offers two ways to calculate the Minimum Death Benefit: the Cash Value Accumulation Test and the Guideline Premium Test. These are called Death Benefit Qualification Tests. The test you choose will generally depend on the amount of premiums you want to pay.

Your Death Benefit Qualification Test affects the following:

• premium limitations

• amount of Minimum Death Benefit

• monthly cost of insurance charges

• flexibility to reduce Face Amount.

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Cash Value Accumulation Test

If you choose the Cash Value Accumulation Test, your Policy’s Minimum Death Benefit will be the greater of:

• the lowest Death Benefit amount that’s needed for the Policy to qualify as life insurance under the Cash Value Accumulation Test in the Tax Code, or

• 101% of the Policy’s Accumulated Value.

Under this test, a Policy’s Death Benefit must be large enough to ensure that its Cash Surrender Value, as defined in Section 7702 of the Tax Code (and which is based on Accumulated Value, among other things), is never larger than the Net Single Premium that’s needed to fund future benefits under the Policy. The Net Single Premium under your Policy varies according to the Insured’s Age, sex, and Risk Class. It is calculated using an interest rate of at least 4% and the guaranteed mortality charges at the time the Policy is issued. We will use a higher interest rate if we have guaranteed it under your Policy.

An example

For a Policy that insures a male, Age 45 when the Policy was issued, with a standard nonsmoking Risk Class, in Policy Year 6 the Minimum Death Benefit under the Cash Value Accumulation Test is calculated by multiplying the Accumulated Value by a “Net Single Premium factor” of 2.8591.

Guideline Premium Test

Under this test, the Minimum Death Benefit is calculated by multiplying your Policy’s Accumulated Value by a Guideline Premium Death Benefit percentage. The Death Benefit percentage is based on the Age of the Insured, so it varies over time. It is 250% when the Insured is Age 40 or younger, and reduces as the person gets older. You will find a table of Death Benefit percentages in Appendix A of this prospectus and in your Policy.

Under the Guideline Premium Test, the total premiums you pay cannot exceed your Policy’s Guideline Premium Limit. Your Policy’s Guideline Premium Limit is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums to date.

Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level annual premiums.

If you increase or decrease your Coverage, the guideline single or level premiums may be increased or decreased. These changes may be more than proportionate.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher as Policy duration increases	May be higher in early years of Policy
Monthly cost of insurance charges	May be higher, if the Death Benefit is higher	May be lower, except perhaps in early years of Policy
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1 We may limit premium payments to prevent your Policy from being classified as a Modified Endowment Contract.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

• the Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

• Face Amount is $100,000

• Accumulated Value at the date of death is $25,000

• total premium paid into the Policy is $30,000

• the Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Premium Test factor of 185% of the Accumulated Value)

• the Minimum Death Benefit under the Cash Value Accumulation Test is $71,478 (assuming a Net Single Premium factor of 2.8591 of the Accumulated Value).

• Net Amount At Risk Factor is 1.0020598

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,794.45
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$46,250	$104,732.78

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$71,478	$74,794.45
Option B	Total Face Amount plus Accumulated Value	$125,000	$71,478	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$71,478	$104,732.78

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

• $138,750 for the Guideline Premium Test

• $214,433 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,464.80
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,640.28
Option C	Total Face Amount plus premiums less distributions	$130,000	$138,750	$63,464.80

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$214,433	$138,991.72
Option B	Total Face Amount plus Accumulated Value	$175,000	$214,433	$138,991.72
Option C	Total Face Amount plus premiums less distributions	$130,000	$214,433	$138,991.72

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

Your Policy’s Beneficiary must send us proof that the Insured died while the Policy was In Force, along with payment instructions. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum or use it to elect an income benefit. See GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue Policy charges.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state.

Optional Riders and Benefits

There are optional Riders that provide extra benefits, some at additional cost. Not all Riders are available in every state, and some Riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the Riders available with the Policy, or about other kinds of life insurance policies offered.

Investment Allocation Requirements

At initial purchase and during the entire time that you own certain optional benefit Riders, you must allocate your entire Accumulated Value to the Investment Options we make available for these Riders. You must allocate 100% of your Accumulated Value among the allowable Investment Options.

Allowable Investment Options
American Funds IS Asset Allocation Fund	Pacific Dynamix-Growth
BlackRock Global Allocation V.I. Fund	Portfolio Optimization Conservative
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Portfolio Optimization Moderate-Conservative
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Portfolio Optimization Moderate
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Portfolio Optimization Growth
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	PIMCO Global Managed Asset Allocation Portfolio
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	State Street Total Return V.I.S. Fund
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Fixed Account
Pacific Dynamix-Conservative Growth	Fixed LT Account
Pacific Dynamix-Moderate Growth

By adding certain optional benefit Riders to your Policy, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Policy. We reserve the right to add, remove or change allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these Riders, or otherwise. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value your Rider will terminate.

Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders. The reduction in volatility permits us to more effectively provide the guarantees under the Policy. Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Accumulated Value may increase less than it would have without these defensive actions.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

Certain restrictions may apply and are described in the Rider or benefit. We will add any Rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

There are two types of riders available under the Policy

• Riders that provide additional cash value protection

• Riders that provide additional benefits

Riders that provide additional cash value protection (terms for these Riders are described below):

Overloan Protection II Rider

After meeting certain conditions, exercising this Rider guarantees the Policy will not lapse.

Riders that provide additional benefits to you or your family:

Annual Renewable Term Rider – Additional Insured

Provides annual renewal term insurance on members of the Insured’s immediate family.

Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child.

Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability, until he or she reaches age 65.

Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on certain specified dates without proof of insurability.

Waiver of Charges Rider

Waives certain charges if the Insured becomes totally disabled before age 60.

More detailed information about the riders appears below.

• Overloan Protection II Rider

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75, but there is a minimum premium requirement during the first five Policy Years to keep the Rider in effect prior to exercise. There is no charge for this Rider unless you exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the Grace Period.

Premium payments, less Policy loans and withdrawals, must equal or exceed the minimum five-year premium. The minimum five-year premium equals 350% of the lesser of your Policy’s guideline level premium or seven-pay premium at issue and is shown in your Policy Specifications. The minimum five-year premium for your Policy will not change. If enough cumulative premium has not been paid during the first five Policy Years to satisfy this requirement, we will send you a notice stating the amount of additional premium that must be paid to keep the Rider in effect. You will have at least 60 days after the mailing of the notice to pay additional premium to keep this Rider in effect. If we have not received the additional premium by that date, this Rider will terminate.

The Rider At Exercise

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise this Rider and all exercise requirements are met. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

• The minimum five-year premium requirement was met.

• The Death Benefit Option is Option A.

• The Policy must have been In Force for at least 15 years.

• The Insured’s Age is within the range of Ages shown in the Overloan Protection Rider section of the Policy Specifications. The Rider may not be exercised if the Insured is younger than Age 75 or older than Age 120.

• There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

• The Policy Debt is greater than the Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

• There are no projected forced distributions of Accumulated Value for any Policy Year.

• The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

• The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

• There are no Riders requiring charges after the exercise effective date, other than this Rider and any term insurance Rider on the Insured, and there must not be any change in term insurance Rider Face Amount scheduled to take effect after the exercise effective date. You must terminate any Riders requiring charges and any scheduled changes in term insurance prior to exercise of this Rider.

• The policy must not be in the Grace Period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations that may be in effect.

2. Deduct the charge for this Rider from your Policy’s Accumulated Value.

There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s sex, Risk Class and Age at the time the Rider is exercised. There is no charge if the Rider is never exercised. After exercise of the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

An example

For a male, Standard non-smoker Insured, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by Policy Debt exceeding Accumulated Value.

After the exercise of the Rider, the Minimum Death Benefit of the Policy will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in THE DEATH BENEFIT.

Rider Termination

This Rider will terminate on the earliest of the following events:

• You do not pay enough premium to meet the minimum five-year premium requirement;

• The Policy terminates;

• You make a Written Request to terminate this Rider; or

• If, after the exercise effective date:

• any premium is paid

• any withdrawal is taken

• any loan repayment is made, other than for loan interest due

• any Policy benefit is changed or added at your request

• any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

• Annual Renewable Term Rider – Additional Insured

Provides annual renewable term insurance on any member of the Insured’s immediate family who is Age 79 or younger at the time the Rider is issued. We refer to each person insured under the Rider as a covered person. You have the flexibility to delete a covered person from the Rider, or, with satisfactory evidence of insurability, you may add a covered person. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any such addition of a covered person.

At any time while the Rider is in effect and before any covered person reaches Age 65, you may convert the Rider to a whole life or any higher premium plan we regularly issue at the time of the conversion. The Rider may also be converted during the first two years it is in effect, regardless of the covered person’s Age, or upon the death of the Insured under the Policy. If you convert the Rider, a new Policy will be issued on the covered person and Coverage under the Rider will terminate.

The guaranteed monthly cost of insurance rates for each covered person will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the last covered person reaches Age 121.

• Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child. To be eligible for Coverage, the Insured must be Age 55 or younger, and the child must be Age 21 or younger at Policy issue and named in the application for this Rider or born or adopted thereafter. Newborn children are covered from 14 days of age. The term insurance under the Rider may be converted for a new policy on each child on the earlier of the child’s 25th birthday or the date the Insured becomes

Age 65, as long as the child is still living. If the Insured dies before the conversion date, the term insurance on each child will become paid-up and a separate policy for the paid-up insurance that will expire at child’s Age 25 will be issued with the child as owner. For each child, if you convert the Rider, or if paid-up insurance is issued, Coverage for that child under the Rider will terminate. The monthly charge will be shown in your Policy Specifications.

• Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability as stated in the Rider provisions, until he or she reaches Age 65. You may purchase the Rider only at Policy issue. The monthly charge for the Rider appears in your Policy Specifications.

This Rider is not available if you select a Waiver of Charges Rider.

The Rider will terminate on the earliest of your Written Request, on termination of this Policy, or when the Insured becomes Age 60.

• Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on specified dates without proof of insurability. The Rider is available for an Insured who is not in a substandard Risk Class and is Age 37 or younger when the Policy is issued. You may have flexibility to change the option dates following the Insured's marriage or the birth or legal adoption of any child of the Insured.

Charges and option dates for this Rider appear in your Policy Specifications. To add the additional insurance, we must receive your Written Request within 31 days of the option date for that additional Coverage. The increase in Face Amount will take effect on the option date if the Insured is then living. Any option not exercised on its option date will expire. You elect to increase the Face Amount of one or more coverage components at the time you exercise an option.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or 31 days after the last option date.

• Waiver of Charges Rider

Waives any monthly cost of insurance charges, administrative charges and M&E Risk Face Amount charges for the Policy, and any monthly cost of any Rider benefits which fall due while the Insured is totally disabled, under the provisions of the Rider. We will not waive any charges that are due more than one year before we receive proof of total disability, or which fall due before the Insured’s Age 5. The monthly charge for the Rider appears in your Policy Specifications.

The Rider is available for Insureds Age 55 or younger who are not in a substandard Risk Class. You may purchase the Rider at Policy issue or any time while the Policy is In Force. If you request to purchase the Rider after your Policy is issued, we may charge you an underwriting service fee of $100 at the time of your request. If regular evidence of insurability for new life insurance is being submitted, no additional evidence of insurability for a Waiver of Charges Rider is usually needed. If you apply for an increase in Face Amount under an insurability option or conversion option, and if the Waiver of Charges Rider was included in the original Coverage, the evidence needed to include the Waiver of Charges Rider on the new insurance is a statement that the Insured is not totally disabled. Except as stated above, satisfactory evidence of insurability is required.

This Rider is not available if you select a Disability Benefit Rider.

The Rider will terminate (without affecting any claim for disability occurring before such termination) on the earliest of your Written Request, on lapse or termination of this Policy, or when the Insured reaches Age 60.

Things to Keep in Mind

We offer other variable life insurance policies which provide insurance protection on the life of one person or the lives of two people. The loads and charges on these policies may be different. Combining a Policy and a Rider, however, may be more economical than adding another Policy. It may also be more economical to provide an amount of insurance Coverage through a Policy alone. Many life insurance policies have some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting the cash values based on your particular needs.

HOW PREMIUMS WORK

Your Policy gives you the flexibility to choose the amount and frequency of your premium payments within certain limits. Each premium payment must be at least $50.

The amount, frequency, and period of time over which you make premium payments may affect whether your Policy will be classified as a Modified Endowment Contract, or no longer qualifies as life insurance for tax purposes. See VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

We deduct a premium load from each premium payment, and then allocate your Net Premium to the Investment Options you have chosen. Depending on the performance of your Investment Options, and on how many withdrawals, loans or other Policy features you have taken advantage of, you may need to make additional premium payments to cover monthly deductions for Policy charges to keep your Policy In Force. We reserve the right to accept premium payments in amounts less than $50.

Your Initial Premium

We apply your first premium payment to the Policy on the later of the day we receive it or the day we receive all contractual and administrative requirements necessary for your Policy to be In Force. See HOW PREMIUMS WORK – Allocating Your Premiums for more information on when your first Net Premium is allocated to the Investment Options.

If you have outstanding contractual and administrative requirements, your life insurance producer will notify you of a delivery date when any outstanding requirements are due to us, not to exceed 45 days from the date we issue your Policy. If we do not receive your first premium payment and all contractual and administrative requirements on or before the delivery date, we can cancel the Policy and refund any premium payment you have made. We may extend the delivery date in some cases.

Planned Periodic Premium Payments

You can schedule the amount and frequency of your premium payments. We refer to scheduled premium payments as your planned periodic premium. Here’s how it works:

• You indicate whether you want to make premium payments annually, semi-annually, or quarterly. You can also choose monthly payments using our monthly Electronic Funds Transfer Plan, which is described below.

• We send you a notice to remind you of your scheduled premium payment (except for monthly Electronic Funds Transfer Plan payments, which are paid automatically). If you own more than one Policy, you can request us to send one notice – called a list bill – that reminds you of your payments for all of your Policies. We require at least three participants for a list bill. You can choose to receive the list bill every month.

• If you have any Policy Debt, we will treat any payment you make during the life of your Policy as a loan repayment, not as a premium payment, unless you tell us otherwise in writing. When a payment, or any portion of it, exceeds your Policy Debt, we will treat it as a premium payment.

You do not have to make the premium payments you have scheduled. However, not making a premium payment may have an impact on any financial objectives you may have set for your Policy’s Accumulated Value and Death Benefit, and could cause your Policy to lapse. Even if you pay all your premiums when they’re scheduled, your Policy could lapse if the Accumulated Value, less any Policy Debt, is not enough to pay your monthly charges. Turn to YOUR POLICY’S ACCUMULATED VALUE for more information.

Paying Your Premium

Premium payments must be made in a form acceptable to us before we can process it. You may pay your premium:

• by personal check, drawn on a U.S. bank

• by cashier’s check, if it originates in a U.S. bank

• by money order in a single denomination of more than $10,000 for in force payments, if it originates in a U.S. bank

• by third party payments, when there is a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• by temporary check with the ABA routing number and account number pre-printed on the check

• wire transfers that originate in U.S. banks.

We will not accept premium payments in the following forms:

• cash

• credit card or check drawn against a credit card account

• traveler’s checks

• cashier’s check or money order drawn on a non-U.S. bank, even if the payment may be effected through a U.S. bank

• money order in a single denomination of $10,000 or less

• third party payments, if there is not a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• wire transfers that originate from foreign bank accounts.

If your Policy is subject to the Minimum Death Benefit, and you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit regardless of which Death Benefit Option you have selected. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. For more information, see YOUR POLICY’S ACCUMULATED VALUE on how cost of insurance charges are calculated.

All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments or loan repayments by Electronic Funds Transfer or by check other than a cashier’s check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your payment has cleared.

Monthly Electronic Funds Transfer Plan

You can make monthly premium payments or loan payments using our Electronic Funds Transfer Plan. Here’s how it works:

• You authorize us to withdraw a specified amount from your checking account, savings account or money market account each month.

• If you do not specify a day for us to make the withdrawal, we will withdraw the payment on your Policy’s monthly anniversary.

• If you make monthly payments by the Electronic Funds Transfer Plan, we will apply the payments as loan repayment unless you have requested that payments be applied as premium payments. Loan payments made by the Electronic Funds Transfer Plan must be at least $50.

Deductions From Your Premiums

We deduct a maximum premium load of 6.95% from each premium payment you make.

This charge helps pay for the cost of distributing our Policies, and is also used to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy acquisition expenses for federal income tax purposes. These consequences are referred to as the deferred acquisition cost (“DAC tax”).

Like other Policy charges, we may profit from the premium load and may use these profits for any lawful purpose, such as the payment of distribution and administrative expenses. We will notify you in advance if we change our current load rate.

Limits on the Premium Payments You Can Make

We will not accept premium payments after your Policy’s Monthly Deduction End Date.

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations:

• If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test and accepting the premium means your Policy will no longer qualify as life insurance for federal income tax purposes.

• If applying the premium in that Policy Year means your Policy will become a Modified Endowment Contract. You may direct us to accept premium payments or other instructions that will cause your Policy to be treated as a Modified Endowment Contract by signing a Modified Endowment Contract Election Form. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES. You should speak to a qualified tax advisor for complete information regarding Modified Endowment Contracts.

• If applying the premium payment to your Policy will increase the Net Amount At Risk. This will happen if your Policy’s Death Benefit is equal to the Minimum Death Benefit or would be equal to it once we applied your premium payment.

You will find more detailed information regarding these situations in the SAI.

Allocating Your Premiums

We generally allocate your Net Premiums to the Investment Options you have chosen on your application on the day we receive them. Please turn to YOUR INVESTMENT OPTIONS for more information about the Investment Options.

We allocate your first premium on the Free Look Transfer Date. We hold your Net Premiums in the Fidelity® VIP Government Money Market Variable Account until the Free Look Transfer Date, and then transfer them to the Investment Options you have chosen.

YOUR POLICY’S ACCUMULATED VALUE

Accumulated Value is the value of your Policy on any Business Day. It is used as the basis for determining Policy benefits and charges.

We use it to calculate how much money is available to you for loans and withdrawals, and how much you will receive if you surrender your Policy. It also affects the amount of the Death Benefit if you choose a Death Benefit Option that’s calculated using Accumulated Value.

The Accumulated Value of your Policy is not guaranteed – it depends on the performance of the Investment Options you have chosen, the premium payments you have made, Policy charges and how much you have borrowed or withdrawn from the Policy.

If your Accumulated Value less any Policy Debt is insufficient to pay for Policy charges, your Policy will enter its Grace Period. We will send you a notice telling you the amount of premium to pay to keep your Policy In Force. The 61-day Grace Period starts on the notice date. If you do not pay sufficient premium during the Grace Period to restore your Policy’s Accumulated Value, your Policy will lapse.

Calculating Your Policy’s Accumulated Value

Your Policy’s Accumulated Value is the total amount allocated to the Variable Investment Options and the Fixed Options, plus the amount in the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

We determine the value allocated to the Variable Investment Options on any Business Day by multiplying the number of accumulation units for each Variable Investment Option credited to your Policy on that day, by the Variable Investment Option’s unit value at the end of that day. The process we use to calculate unit values for the Variable Investment Options is described in YOUR INVESTMENT OPTIONS.

Persistency Credit

Your Policy may be eligible for a persistency credit. Here is how it works:

Beginning on your 6th Policy Anniversary and on each Policy Anniversary thereafter, we may credit your Policy with a persistency credit of 0.20% on an annual basis. We calculate the persistency credit amount on your Policy’s average Accumulated Value less any Policy Debt on each Monthly Payment Date during the preceding Policy Year. We add it proportionately to your Investment Options according to your most recent premium allocation instructions.

Beginning on your 16th Policy Anniversary, we may increase your annual persistency credit to 0.35%.

Beginning on your 21st Policy Anniversary, we may increase your annual persistency credit to 0.50%.

Your Policy’s persistency credit is not guaranteed, and we may discontinue the program at any time.

Monthly Deductions

We deduct a monthly charge from your Policy’s Accumulated Value. If there is not enough Accumulated Value to pay the monthly charge, your Policy could lapse. The performance of the Investment Options you choose, the timing and amount of your premium payments, or taking out a withdrawal or a loan all affect the Accumulated Value of your Policy. You will find a discussion about when your Policy might lapse, and what you can do to reinstate it, later in this section.

Unless you tell us otherwise, we deduct the monthly charge from the Investment Options that make up your Policy’s Accumulated Value, in proportion to the Accumulated Value you have in each Investment Option. This charge is made up of five charges:

1. cost of insurance charge

2. administrative charge

3. Coverage charge

4. charges for optional Riders and benefits

5. asset charge

Cost of insurance

This charge is for providing you with life insurance protection. Like other Policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses.

We deduct a cost of insurance charge based on the cost of insurance rate and Net Amount At Risk for each Coverage Layer.

There are maximum or guaranteed cost of insurance rates associated with your Policy. These rates are shown in your Policy Specifications.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates take into consideration the Age and sex of the Insured unless unisex rates are required. Rate tables blended by sex are used for unisex cost of insurance rates. They are also used when a Policy is owned by an employer in connection with employment-related or benefit programs.

Our current cost of insurance rates will apply uniformly to all members of the same Class. Any changes in the cost of insurance rates will apply uniformly to all members of the same Class. These rates generally increase as the Insured’s Age increases, and they vary with the number of years the Policy has been In Force. Our current rates do not and will not exceed the guaranteed rates in the future.

How we calculate cost of insurance
We calculate cost of insurance by multiplying the current cost of insurance rate by a Net Amount At Risk at the beginning of each Policy month.

The Net Amount At Risk used in the cost of insurance calculation is the difference between a discounted Death Benefit that would be payable if the Insured died and the Accumulated Value of your Policy at the beginning of the Policy month before the monthly charge is due.

First, we calculate the total Net Amount At Risk for your Policy in two steps:
• Step 1: we divide the Death Benefit that would be payable at the beginning of the Policy month by 1.0020598.
• Step 2: we subtract your Policy’s Accumulated Value at the beginning of the Policy month from the amount we calculated in Step 1.
Next, we allocate the Net Amount At Risk in proportion to the Face Amount of each Coverage Layer that’s In Force as of your Monthly Payment Date.
We then multiply the amount of each allocated Net Amount At Risk by the cost of insurance rate for each Coverage Layer. The sum of these amounts is your cost of insurance charge.

Premiums, Net Premiums, Policy fees and charges, withdrawals, investment performance and fees and expenses of the underlying portfolios may affect your Net Amount At Risk, depending on the Death Benefit Option you choose or if your Death Benefit under the Policy is the Minimum Death Benefit.

Guaranteed period

We will guarantee our current cost of insurance rates for five years on Basic Coverage and SVER Coverage. There is no guaranteed period for Additional Coverage.

If you increase the Face Amount, the cost of insurance rates associated with the increase will have a five-year guaranteed period. This will be effective on the day of the increase.

Administrative charge

We deduct a charge not to exceed $7.50 a month to help cover the costs of administering and maintaining our Policies. We guarantee that this charge will not increase. The administrative charge is $0 on and after the Monthly Deduction End Date.

Coverage charge

We deduct a Coverage charge every month to help cover the costs of distributing our Policies. Each Coverage Layer has its own Coverage charge. The amount deducted monthly is the sum of the Coverage charges calculated for each Coverage Layer in effect. Like other Policy charges, we may profit from the Coverage charge and may use these profits for any lawful purpose such as the payment of administrative costs. The Coverage charge for each Coverage Component at issue is charged at a rate that is based on the Insured’s Age, Sex and Risk Class on the Policy Date. Additional Coverage Layers will have a Coverage charge calculated based on the same criteria, all as of the effective date of the Coverage Layer. The Coverage charge per $1,000 for each Coverage Layer of Basic Coverage will remain level for 10 Policy Years, then is reduced in Policy Year 11 and thereafter. The Coverage charge per $1,000 for each Coverage Layer of SVER Coverage increases each Policy Year through Policy Year 10, then switches to a level rate in Policy Year 11 and thereafter. The Coverage charge per $1,000 for each Coverage Layer of Additional Coverage is guaranteed to remain level all Policy Years. We may charge less than our guaranteed rate. The Coverage charges for your Policy will be shown in your Policy Specifications.

An example

For a Policy that insures a male non-smoker who is Age 45 when the Policy is issued with a total Face Amount of $250,000 comprised of $100,000 of Basic Coverage, $100,000 of SVER Coverage and $50,000 of Additional Coverage, the monthly Coverage charge deducted is:

• $91.85 during Policy Year 1 ($40.70 + $0 + $51.15 = $91.85)
• $139.05 during Policy Year 5 ($40.70 + $47.20 + $51.15 = $139.05)
• $198.05 during Policy Year 10 ($40.70 + $106.20 + $51.15 = $198.05)
• $99.15 during Policy Year 11 and thereafter ($24.40 + $23.60 + $51.15 = $99.15)

Policy Year	Basic Coverage	SVER Coverage	Additional Coverage
1	0.407 per $1,000 ($100,000/1000) × 0.407 = $40.70	$0 per $1,000	1.023 per $1,000 ($50,000/1000) × 1.023 = $51.15
5	0.407 per $1,000 ($100,000/1000) × 0.407 = $40.70	0.472 per $1,000 ($100,000/1000) × 0.472 = $47.20	1.023 per $1,000 ($50,000/1000) × 1.023 = $51.15
10	0.407 per $1,000 ($100,000/1000) × 0.407 = $40.70	1.062 per $1,000 ($100,000/1000) × 1.062 = $106.20	1.023 per $1,000 ($50,000/1000) × 1.023 = $51.15
11+	0.244 per $1,000 ($100,000/1000) × 0.244 = $24.40	0.236 per $1,000 ($100,000/1000) × 0.236 = $23.60	1.023 per $1,000 ($50,000/1000) × 1.023 = $51.15

If you increase the Face Amount, each increase will have a corresponding Coverage charge based on the amount of the increase and the Age and Risk Class of the Insured at the time of the increase. We will specify the charge in a supplemental schedule of benefits at the time of the increase. We will apply each charge from the day of the increase. If you decrease the Face Amount, the charge will remain the same.

The face amount charge is $0 on and after the Monthly Deduction End Date.

Asset Charge

We deduct an asset charge every month at a guaranteed maximum annual rate of 0.45% annually (0.0375% monthly) on the first $25,000 of your Policy’s Accumulated Value in the Investment Options plus an annual rate of 0.05% (0.0042% monthly) of the Accumulated Value in the Investment Options that exceeds $25,000.

For purposes of this charge, the amount of Accumulated Value is calculated on the Monthly Payment Date before we deduct the monthly charge, but after we deduct any Policy Debt, withdrawals or loans, or allocate any new Net Premium.

The annual rate for the asset charge is 0% on and after the Monthly Deduction End Date.

An example

For a Policy with Accumulated Value of $30,000 in the Investment Options, the maximum monthly asset charge is:

($25,000 × 0.0375%) + ($5,000 × 0.0042%) = $9.38 + $0.21 = $9.59

Charges for optional riders

For any Riders that you select under your Policy, the charge will be added to your Monthly Deduction.

Lapsing and Reinstatement

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. Your Policy will lapse if there is not enough Accumulated Value, after subtracting any Policy Debt, to cover the monthly charge on the day we make the deduction.

Your Policy’s Accumulated Value is affected by the following:

• loans or withdrawals you make from your Policy

• certain Rider benefits paid from your Policy

• not making planned periodic premium payments

• the performance of your Investment Options

• charges under the Policy.

If there is not enough Accumulated Value to pay the total monthly charge, we deduct the amount that’s available and send you, and anyone you have assigned your Policy to, a notice telling you the amount to pay to keep your Policy In Force. The minimum amount you must pay to keep your Policy In Force is equal to three times the monthly charge that was due on the Monthly Payment Date when there was not enough Accumulated Value to pay the charge, plus premium load. For more information regarding payment due to keep your Policy In Force, please contact our Life Insurance Division.

We will give you a Grace Period of 61 days from the date we send the notice to pay sufficient premium to keep your Policy In Force. Your Policy will remain In Force during the Grace Period.

If we do not receive your payment within the Grace Period, your Policy will lapse with no value. This means we will end your life insurance Coverage.

If you make the minimum payment

If we receive your payment within the Grace Period, we will allocate your Net Premium on the day it is received to the Investment Options you have chosen and deduct the monthly charge from your Investment Options in proportion to the Accumulated Value you have in each Investment Option at the next policy monthly payment date.

If your Policy is in danger of lapsing and you have Policy Debt, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your Policy’s Face Amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your Policy from lapsing, you will have to repay a portion of your Policy Debt.

Remember to tell us if your payment is a premium payment. Otherwise, we will treat it as a loan repayment.

How to avoid future lapsing

To stop your Policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a Policy loan, you may want to repay a portion of it.

Paying Death Benefit Proceeds during the Grace Period

If the Insured dies during the Grace Period, we will pay Death Benefit Proceeds to your Beneficiary. We will reduce the payment by any unpaid monthly charges and any Policy Debt.

Reinstating a lapsed Policy

If your Policy lapses, you have five years from the end of the Grace Period to apply for a reinstatement. We will consider your reinstatement request if you send us the following:

• a written application

• evidence satisfactory to us that the Insured is still insurable

• a Premium payment sufficient to:

• cover all unpaid monthly charges and Policy loan interest that were due in the Grace Period, and

• keep your Policy In Force for three months after the day your Policy is reinstated.

We will reinstate your Policy as of the first Monthly Payment Date on or after the day we approve the reinstatement. When we reinstate your Policy, its Accumulated Value will be the same as it was on the day your Policy lapsed. We will allocate the Accumulated Value according to your most recent premium allocation instructions.

At reinstatement:

• Surrender charges and Policy charges other than Cost of Insurance Charges will resume on their schedule as of the Monthly Payment Date when lapse occurred.

• Cost of Insurance Charges will be calculated using Cost of Insurance Rates that resume their original schedule as if lapse had never occurred, reflecting the Insureds’ Ages at reinstatement and policy duration measured from the original Policy Date.

Reinstating a lapsed Policy with Policy Debt

If you had Policy Debt when your Policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your Policy. There are special rules that apply to reinstating a Policy with Policy Debt:

• If we reinstate your Policy on any Monthly Payment Date other than the Monthly Payment Date that immediately follows the lapse, we will deduct the Policy Debt from your Policy’s Accumulated Value. This means you will no longer have Policy Debt when your Policy is reinstated. However, we will reinstate your Policy Debt if you ask us to in writing.

• Please be advised that reinstatement will not change any tax reporting as a result of the policy lapse. We encourage you to consult with your tax advisor.

YOUR INVESTMENT OPTIONS

This section tells you about the Investment Options available under your Policy and how they work.

We put your Net Premium in our General Account and Separate Account. We own the assets in our accounts and allocate your Net Premiums, less any charges, to the Investment Options you have chosen. Amounts allocated to any available Fixed Options are held in our General Account. Amounts allocated to the Variable Investment Options are held in our Separate Account. You will find information about when we allocate Net Premiums to your Investment Options in HOW PREMIUMS WORK.

You choose your initial Investment Options on your application. If you choose more than one Investment Option, you must tell us the dollar amount or percentage you want to allocate to each Investment Option. You can change your premium allocation instructions at any time.

You can change your premium allocation instructions by writing or sending a fax. If we have your completed telephone and electronic authorization on file, you can call us at (888) 595-6997 or submit a request electronically. Or you can ask your life insurance producer to contact us. You will find more information regarding telephone and electronic instructions in POLICY BASICS.

The Investment Options you choose, and how they perform, will affect your Policy’s Accumulated Value and may affect the Death Benefit. Please review the Investment Options carefully. You may ask your life insurance producer to help you choose the right ones for your goals and tolerance for risk. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial representatives make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your life insurance producer to help you choose the right Investment Options for your investment goals and risk tolerance. Make sure you understand any costs you may pay directly and indirectly on your Investment Options because they will affect the value of your Policy.

Variable Investment Options

We consider various factors when determining the Fund portfolios offered under this Policy. Such fund factors include some or all of the following: Fund reputation, asset class, investment objective, investment performance, manager and sub-adviser experience, brand recognition, portfolio share class, and portfolio expenses. We may also consider whether the underlying Fund makes fee payments for distribution and/or service (12b-1 fees), if a Fund affiliate makes fee payments for certain administrative support, or if the Fund is affiliated with us. See ABOUT PACIFIC LIFE – Service Arrangements in this Prospectus and the underlying Fund prospectus for additional information.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

The following charts are summaries of the Fund portfolios. You will find detailed descriptions of the portfolios in each Fund prospectus. There’s no guarantee that a portfolio will achieve its investment objective. You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your life insurance producer or by visiting www.PacificLife.com.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	PORTFOLIO MANAGER
Invesco V.I. International Growth Fund Series II	Long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I Global Fund Series II (formerly called Invesco Oppenheimer V.I Global Fund Series II)	Seeks capital appreciation.	Invesco Advisors Inc.
Invesco V.I. Main Street Small Cap Fund Series I (formerly called Invesco Oppenheimer V.I. Main Street Small Cap Fund Series I)	Seeks capital appreciation.	Invesco Advisors, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
American Century VP Mid Cap Value Fund Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
American Funds IS Asset Allocation Fund Class 4	Seeks to provide high total returns (including income and capital gains) consistent with preservation of capital over long term.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income Fund Class 4	Seeks to provide long-term growth of capital and income.	Capital Research and Management CompanySM

BLACKROCK VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock 60/40 Target Allocation ETF V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC

BNY MELLON VARIABLE INVESTMENT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
BNY Mellon VIF Appreciation Portfolio Service Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Investment Adviser, Inc.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC

FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research LLC
Fidelity® VIP Government Money Market Portfolio Service Class	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research LLC
Fidelity® VIP Growth Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research LLC
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research LLC
Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research LLC

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Templeton Foreign VIP Fund Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.

JANUS ASPEN SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
Janus Henderson Enterprise Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Overseas Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

LAZARD RETIREMENT SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Portfolio – Class II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC

LEGG MASON PARTNERS VARIABLE INCOME TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC

LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC

Lord Abbett Developing

Growth Portfolio Class VC

*Effective May 1, 2021, transfer requests and future premium allocations designated to the Lord Abbett Developing

Growth Portfolio Class VC investment option will no longer be accepted.

	Seeks to deliver long-term growth of capital.	Lord Abbett & Co. LLC

Lord Abbett Fundamental Equity Portfolio Class VC	Seeks to deliver long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Total Return Portfolio Class VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC

MFS VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
MFS® New Discovery Series –Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Service Class*	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company

* Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

M FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
M Capital Appreciation Fund	Seeks to provide maximum capital appreciation.	Frontier Capital Management Company, LLC

M FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
M International Equity Fund	Seeks to provide long-term capital appreciation.	Dimensional Fund Advisors, LP
M Large Cap Growth Fund	Seeks to provide long-term capital appreciation.	DSM Capital Partners LLC
M Large Cap Value Fund	Seeks to provide long-term capital appreciation.	Brandywine Global Investment Management, LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

Neuberger Berman Sustainable Equity Portfolio Class I	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
All Portfolios offered are Class I unless otherwise noted below.

Core Income Portfolio	Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Asset Management LLC
PSF DFA Balanced Allocation Portfolio Class D	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Diversified Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company, LLC
Dividend Growth Portfolio	Seeks dividend income and long-term capital appreciation.	T. Rowe Price Associates, Inc.
Emerging Markets Debt Portfolio	Seeks to maximize total return consistent with prudent investment management.	Ashmore Investment Management Limited
Emerging Markets Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Equity Index Portfolio	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	BlackRock Investment Management, LLC
Floating Rate Income Portfolio	Seeks a high level of current income.	Pacific Asset Management LLC
Focused Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Growth Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Health Sciences Portfolio	Seeks long-term growth of capital.	BlackRock Investment Management, LLC
High Yield Bond Portfolio	Seeks a high level of current income.	Pacific Asset Management LLC
Inflation Managed Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC
International Large-Cap Portfolio	Seeks long-term growth of capital.	MFS Investment Management
International Small-Cap Portfolio	Seeks long-term growth of capital.	QS Investors, LLC
International Value Portfolio

Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

Wellington Management Company LLP
Large-Cap Growth Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	BlackRock Investment Management, LLC

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Large-Cap Value Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	ClearBridge Investments, LLC
Main Street® Core Portfolio	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Managed Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC
Mid-Cap Equity Portfolio	Seeks capital appreciation.	Scout Investments, Inc.

Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company, Delaware Investments Fund Advisors will replace Icy Investment Management Company as sub-adviser to the Fund in mid-2021.

Mid-Cap Value Portfolio	Seeks long-term growth of capital.	Boston Partners Global Investors, Inc.
Pacific Dynamix – Conservative Growth Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Growth Portfolio	Seeks moderately high, long-term growth of capital with low, current income.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Moderate Growth Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Seeks high, long-term capital appreciation.	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Seeks current income and preservation of capital.	Pacific Life Fund Advisors LLC
Portfolio Optimization Growth Portfolio	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate-Conservative Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Real Estate Portfolio	Seeks current income and long-term capital appreciation.	Principal Real Estate Investors LLC
Short Duration Bond Portfolio	Seeks current income; capital appreciation is of secondary importance.	T. Rowe Price Associates, Inc.
Small-Cap Equity Portfolio	Seeks long-term growth of capital.	Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC

Small-Cap Growth Portfolio* *Effective May 1, 2014, transfer requests and future premium allocations designated to the Small-Cap Growth investment option will no longer be accepted.	Seeks capital appreciation; no consideration is given to income.	MFS Investment Management

Small-Cap Index Portfolio	Seeks investment results that correspond to the total return of an index of small-capitalization companies.	BlackRock Investment Management, LLC
Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.
Technology Portfolio	Seeks long-term growth of capital.	MFS Investment Management

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

Value Portfolio (formerly called Comstock Portfolio)	Seeks long-term growth of capital.	American Century Investment Management, Inc.

Value Advantage Portfolio	Seeks to provide long-term total return from a combination of income and capital gains.	J.P. Morgan Investment Management Inc.

PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
PIMCO Global Managed Asset Allocation Portfolio – Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	Pacific Investment Management Company, LLC
PIMCO Income Portfolio – Administrative Class	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	Pacific Investment Management Company, LLC

ROYCE CAPITAL FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Royce Micro-Cap Portfolio Service Class	Long-term growth of capital.	Royce & Associates, LP

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
State Street Total Return V.I.S. Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	SSGA Funds Management, Inc.

T. ROWE PRICE EQUITY SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
T. Rowe Price Blue Chip Growth Portfolio – II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

VANECK VIP TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

VanEck VIP Global Resources Fund Initial Class (formerly called VanEck VIP Global Hard Assets Fund Initial Class)	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	Van Eck Associates Corporation

The Investment Adviser

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Capital Research and Management CompanySM is the investment adviser of the American Funds Insurance Series.

BlackRock Advisors, LLC is the investment adviser for the BlackRock Variable Series Funds, Inc.

BNY Mellon Investment Adviser, Inc is the investment adviser of the BNY Mellon Variable Investment Fund.

Fidelity Management & Research LLC is the investment adviser of the Fidelity® Variable Insurance Products Funds.

Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond VIP Fund portfolio. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund portfolio.

Invesco Advisers, Inc. is the investment adviser of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lazard Asset Management LLC is the investment manager of the Lazard Retirement Series, Inc.

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust and the Legg Mason Partners Variable Income Trust.

Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

Massachusetts Financial Services Company is the investment adviser of the MFS Variable Insurance Trust.

M Financial Investment Advisers Inc. (“MFIA”) is the investment adviser to M Fund, Inc., and has retained other firms to manage the M Fund portfolios. The MFIA and M Fund’s Board of Directors oversee the management of all of the M Fund portfolios.

Neuberger Berman Investment Advisers LLC is the investment manager of the Neuberger Berman Advisers Management Trust.

Pacific Investment Management Company, LLC is the investment adviser of the PIMCO Variable Insurance Trust.

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company, is the investment adviser for the Pacific Select Fund. PLFA and the Pacific Select Fund’s Board of Trustees oversee the management of all the Pacific Select Fund’s Portfolios, and PLFA also manages certain portfolios directly.

Royce & Associates, LP is the investment adviser of the Royce Capital Fund.

SSGA Funds Management, Inc. is the investment adviser of the State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Associates, Inc. is the investment manager of the T. Rowe Price Equity Series, Inc.

Van Eck Associates Corporation is the investment adviser of the VanEck VIP Trust.

We are not responsible for the operation of the underlying Funds or any of their portfolios. We also are not responsible for ensuring that the underlying Funds and their portfolios comply with any laws that apply.

Calculating unit values

When you choose a Variable Investment Option, we credit your Policy with accumulation units. The number of units we credit equals the amount we have allocated divided by the unit value of the Variable Account. Similarly, the number of accumulation units in your Policy will be reduced when you make a transfer, withdrawal or loan from a Variable Investment Option, and when your monthly charges are deducted.

An example

You ask us to allocate $6,000 to the Inflation Managed Investment Option on a Business Day. At the end of that day, the unit value of the Variable Account is $15. We will credit your Policy with 400 units ($6,000 divided by $15).

The value of an accumulation unit is the basis for all financial transactions relating to the Variable Investment Options. The value of an accumulation unit is not the same as the value of a share in the underlying portfolio. We calculate the unit value for each Variable Account once every Business Day, usually at or about 4:00 p.m. Eastern time.

Generally, for any transaction, we will use the next unit value calculated after we receive your Written Request. If we receive your Written Request before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, on a Business Day, we will use the unit value calculated as of the end of that Business Day. If we receive your request at or after the time of the close of the New York Stock Exchange on a Business Day, we will use the unit value calculated as of the end of the next Business Day.

If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day. For your monthly charge, we will use the unit value calculated on your Monthly Payment Date. If your Monthly Payment Date does not fall on a Business Day, we will use the unit value calculated as of the end of the next Business Day. For information about timing of transactions, see POLICY BASICS.

The unit value calculation is based on the following:

• the investment performance of the underlying portfolio

• any dividends or distributions paid by the underlying portfolio

• any charges for any taxes that are, or may become, associated with the operation of the Variable Account.

The unit value of a Variable Account will change with the value of its corresponding portfolio. Changes in the unit value of a Variable Account will not change the number of accumulation units credited to your Policy. For unit values please go to www.pacificlife.com.

Fees and expenses paid by the Funds

Each Fund pays advisory fees, any service and distribution (12b-1) fees, and other expenses. These fees and expenses are deducted from the assets of the Fund’s portfolios and may vary from year to year. They are not fixed and are not part of the terms of your

Policy. You will find more about Fund fees and expenses in FEE TABLES and in each Fund’s prospectus. If you choose a Variable Investment Option, these fees and expenses affect you indirectly because they reduce portfolio returns. Each Fund is governed by its own Board of Trustees or Board of Directors.

Fixed Options

You can also choose from two Fixed Options: the Fixed Account and the Fixed LT Account. The Fixed Options provide a guaranteed minimum annual rate of interest. The amounts allocated to the Fixed Options are held in our General Account. We have contracted with Pacific Life to manage our General Account assets, subject to investment policies, objectives, directions and guidelines established by our Board.

Here are some things you need to know about the Fixed Options:

• Accumulated Value allocated to the Fixed Options earns interest on a daily basis, using a 365-day year. Our minimum annual interest rate is 2.50%.

• We may offer a higher annual interest rate on the Fixed Options. If we do, we will guarantee the higher rate until your next Policy Anniversary.

• If we offer a higher annual interest rate on a Fixed Option, we may also pay additional interest on Accumulated Value in excess of $25,000 in that Fixed Option. Ask your life insurance producer for current interest rates.

• There are no investment risks or direct charges. Policy charges still apply.

• There are limitations on when and how much you can transfer from the Fixed Options. These limitations are described below, in YOUR INVESTMENT OPTIONS – Transferring Among Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options.

• We may place a limit of $1,000,000 for Net Premiums and $100,000 for loan repayments and transfers allocated to the Fixed Options in any 12-month period. This is an aggregate limit for all PL&A policies you own. Any allocations in excess of these limits will be allocated to your other Investment Options according to your most recent instructions. We may increase the limits at any time at our sole discretion. To find out if higher limits are in effect, ask your life insurance producer or contact us.

• We have not registered the Fixed Options with the SEC. Disclosures regarding the Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

• We may add, terminate, or suspend one or more of the Fixed Options at any time. We will notify you before any such changes occur.

Transferring Among Investment Options and Market-timing Restrictions

Transfers

You can transfer among your Investment Options any time during the life of your Policy without triggering any current income tax. If your state requires us to refund your premiums when you exercise your Free Look Right, you can make transfers and use transfer programs only after the Free Look Transfer Date. Your transfer of Accumulated Value on the Free Look Transfer Date does not count as a transfer for purpose of applying the limitations described in this section. You can make transfers by writing to us, by making a telephone or electronic transfer, or by signing up for one of our automatic transfer services. You will find more information about making telephone and electronic transfers in POLICY BASICS.

Transfers will normally be effective as of the end of the Business Day we receive your written, telephone or electronic request.

Here are some things you need to know about making transfers:

• Transfers are limited to 25 for each calendar year.

• If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of your Policy’s Accumulated Value remaining in the Variable Investment Options into the Fidelity® VIP Government Money Market Variable Account prior to the start of the next calendar year.

• You may only make 2 transfers in any calendar month to or from each of the following Investment Options:

American Funds IS Asset Allocation Fund Class 4	Fidelity® VIP Freedom 2015 Service Class 2	Fidelity® VIP Freedom 2045 Service Class 2	T. Rowe Price Blue Chip Growth Portfolio – II
American Funds IS Growth Fund Class 4	Fidelity® VIP Freedom 2020 Service Class 2	Fidelity® VIP Freedom Income Service Class 2	T. Rowe Price Equity Income Portfolio – II

American Funds IS Growth-Income Fund Class 4	Fidelity® VIP Freedom 2025 Service Class 2	Fidelity® VIP Growth Service Class 2
Fidelity® VIP Contrafund Service Class 2	Fidelity® VIP Freedom 2030 Service Class 2	Fidelity® VIP Mid Cap Service Class 2
Fidelity® VIP Freedom 2010 Service Class 2	Fidelity® VIP Freedom 2035 Service Class 2	Fidelity® VIP Value Strategies Service Class 2

For example, if you transfer from the American Funds IS Asset Allocation Fund Class 4 to the American Funds IS Growth Fund Class 4, that counts as one transfer for each Investment Option. Only one more transfer involving those two Investment Options can occur during the calendar month. If you later transfer from the Fidelity VIP Value Strategies Service Class 2 to the American Funds IS Asset Allocation Fund Class 4, that would be the second transfer in the calendar month involving the American Funds IS Asset Allocation Fund Class 4 and that Investment Option is no longer available for the remainder of the calendar month. All other Investment Options listed above would still be available to transfer into or out of for the remainder of the calendar month.

• Additionally, only 2 transfers in any calendar month may involve any of the following Investment Options:

BlackRock Global Allocation V.I. Fund Class III	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	Templeton Foreign VIP Fund Class 2	Western Asset Variable Global High Yield Bond Portfolio Class II
Invesco V.I. International Growth Fund Series II	Lazard Retirement International Equity Portfolio Service Class	Templeton Global Bond VIP Fund Class 2

Invesco V.I. Global Fund Series II	PIMCO Global Managed Asset Allocation Portfolio - Advisor Class	VanEck VIP Global Resources Fund Initial Class (formerly called VanEck VIP Global Hard Assets Fund Initial Class)

Janus Henderson Overseas Portfolio Service Class	State Street Total Return V.I.S. Fund Class 3	Variable Account I (M International Equity Fund)

For example, if you transfer from the BlackRock Global Allocation V.I. Fund Class III to the Invesco V.I. International Growth Fund Series II, that counts as one transfer for the calendar month. If you later transfer from the Templeton Foreign VIP Fund Class 2 to the Templeton Global Bond VIP Fund Class 2, that would be the second transfer for the calendar month and no more transfers will be allowed for any of the Investment Options listed above for the remainder of the calendar month.

• For the purpose of applying the limitations, multiple transfers that occur on the same day are considered 1 transfer. Transfers into the Standard Loan Account, a transfer of Accumulated Value from the Standard Loan Account into your Investment Options following a loan payment, transfers that occur as a result of the dollar cost averaging service, the portfolio rebalancing service, Fixed Option interest sweep service, approved corporate owned life insurance policy rebalancing programs, the first year transfer service or an approved asset allocation service are excluded from the transfer limitations. Also, allocations of premium payments are not subject to these limitations.

• Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Equity Index Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Fidelity® VIP Government Money Market Variable Account are excluded from this limitation.

• You can make transfers from the Variable Investment Options into the Fixed Account at any time during the policy year. You can make transfers from the Variable Investment Options to the Fixed LT Account 30 days prior to and 30 days after each Policy Anniversary. All transfers are subject to any limitations we place on the Fixed Options for Net Premium, loan repayments or transfers (see YOUR INVESTMENT OPTIONS – Fixed Options).

• You can make one transfer in any 12-month period from each Fixed Option, except if you have signed up for the first year transfer service (see YOUR INVESTMENT OPTIONS – Transfer Services later in this section). Such transfers are limited to the greater of:

• $5,000, 25% of your Policy’s Accumulated Value in the Fixed Account, or the amount transferred from the Fixed Account to the Variable Accounts in the prior year. You may transfer 100% of the value in the Fixed Account to the Fixed LT Account.

• $5,000, 10% of your Policy’s Accumulated Value in the Fixed LT Account, or the amount transferred from the Fixed LT Account to the Variable Accounts or Fixed Account in the prior year.

• We reserve the right, in our sole discretion, to waive the transfer restrictions on the Fixed Options. Please contact us or your life insurance producer to find out if a waiver is currently in effect.

• Currently, there is no charge for making a transfer but we may charge you in the future. The maximum fee we will charge for a transfer is $25 per transfer in excess of 12 per Policy Year.

• There is no minimum required value for the Investment Option you are transferring to or from.

• There is no minimum amount required if you are making transfers between Variable Investment Options.

• You cannot make a transfer if your Policy is in the Grace Period and is in danger of lapsing.

• We can restrict or suspend transfers.

• We will notify you or your representative if we refuse or delay your transfer request.

• We have the right to impose limits on transfer amounts, the value of the Investment Options you are transferring to or from, or impose further limits on the number and frequency of transfers you can make. Any policy we establish with regard to the exercise of any of these rights will be applied uniformly to all Policy Owners.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, reorganization of underlying portfolios, or other extraordinary circumstances.

Market-timing restrictions

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. Such frequent trading can disrupt management of the underlying portfolios and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. As required by SEC regulation (Rule 22c-2 of the 1940 Act), we entered into written agreements with each Fund or its principal underwriter that require us to provide to a Fund, upon Fund request, certain information about the trading activity of individual Contract Owners. The agreement requires us to execute any Fund instructions we receive that restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading or market timing policies established by a Fund. The policies of a Fund may be more restrictive than our policies or the policies of other Funds. See the Fund prospectuses for additional information.

In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the portfolios. In the event transfer activity is found to be disruptive, certain future subsequent transfers by such Policy Owners, or by a life insurance producer or other party acting on behalf of one or more Policy Owners, will require preclearance. Frequent trading and large transactions that are disruptive to portfolio management can have an adverse effect on portfolio performance and therefore your Policy’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Policy Owners. While these issues can occur in connection with any of the underlying portfolios, portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the portfolios.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Policy Owners, subject to the transfer restrictions outlined above. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable life insurance policy owners and variable annuity contract owners underlying Funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares of such Funds not sold in connection with our contracts. In the event the Board of Trustees/Directors of any underlying Fund imposes a redemption fee or trading (transfers) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Policy Owners. Such restrictions could include:

• not accepting transfer instructions from a representative acting on behalf of more than one Policy Owner, and

• not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Policy Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

Transfer Services

We offer several services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable

Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

Dollar cost averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options. It does not allow you to make transfers to or from either of the Fixed Options. We process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you choose. You must have at least $5,000 in a Variable Investment Option to start the service.

Since the value of accumulation units can change, more units are credited for a scheduled transfer when unit values are lower, and fewer units when unit values are higher. This allows you to average the cost of investments over time. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Investing this way does not guarantee profits or prevent losses.

We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

Portfolio rebalancing

As the value of the underlying portfolios changes, the value of the allocations to the Variable Investment Options will also change. The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. We process transfers as of the end of the Business Day on your Policy’s next quarterly, semi-annual or annual anniversary, depending on the interval you choose, unless you specify a different start date.

Because the portfolio rebalancing service matches your original percentage allocations, we may transfer money from an Investment Option with relatively higher returns to one with relatively lower returns.

We do not charge for the portfolio rebalancing service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

If at any time you move all or any portion of your Policy’s Accumulated Value out of the Investment Options you selected at the time you enrolled in the portfolio rebalancing service, your enrollment will be cancelled. Once the portfolio rebalancing service is cancelled, you must wait 30 days before you can re-enroll.

Fixed Option interest sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. At the time you complete the election form for the Fixed Option interest sweep service, you will select either the Fixed Account or the Fixed LT Account as the account from which you want to transfer interest earnings. You will also select the Variable Investment Options to which you wish to transfer the interest earnings. Interest earnings subject to transfer under the Fixed Option interest sweep service will begin to accrue on the Policy’s first monthly anniversary following your enrollment in the service. Each transfer must be at least $50. If the fixed account option you selected on the election form does not have interest earnings of at least $50, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50. Amounts transferred under the Fixed Option interest sweep service do not count against the Fixed Option transfer limitations or Investment Option transfer restrictions.

We do not charge for the Fixed Option interest sweep service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

WITHDRAWALS, SURRENDERS AND LOANS

You can take out all or part of your Policy’s Accumulated Value while your Policy is In Force by making withdrawals or surrendering your Policy. You can take out a loan from us using your Policy as security. You can also use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement.

Making a withdrawal, taking out a loan or surrendering your Policy can change your Policy’s tax status, generate taxable income, or make your Policy more susceptible to lapsing. Be sure to plan carefully before using these Policy benefits.

If you withdraw a larger amount than your investment in your Policy, or if your Policy is classified as a Modified Endowment Contract, your withdrawal may be considered taxable income.

For more information on the tax treatment of withdrawals or loans, or in the event you surrender your Policy, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Making Withdrawals

You can withdraw part of your Policy’s Net Cash Surrender Value starting on your Policy’s first anniversary. Here’s how it works:

• You must send us a Written Request that’s signed by all owners.

• Each withdrawal must be at least $200, and the Net Cash Surrender Value of your Policy after the withdrawal must be at least $500.

• We will not accept your request to make a withdrawal if it will cause your Policy to become a Modified Endowment Contract, unless you have told us in writing that you want your Policy to become a Modified Endowment Contract.

• We may charge you $25 for each withdrawal you make. (There is no charge currently imposed upon a withdrawal.)

• You can choose to receive your withdrawal in a lump sum or use it to elect an income benefit. Please see the discussion about income benefits in GENERAL INFORMATION ABOUT YOUR POLICY.

• If you do not tell us which Investment Options to take the withdrawal from, we will deduct the withdrawal and any withdrawal charge from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• The Accumulated Value, Cash Surrender Value and Net Cash Surrender Value of your Policy will be reduced by the amount of each withdrawal.

How withdrawals affect your Policy’s Death Benefit

Making a withdrawal will affect your Policy’s Death Benefit in the following ways:

• If your Policy’s Death Benefit does not equal the Minimum Death Benefit, the Death Benefit may decrease by the amount of your withdrawal.

• If your Policy’s Death Benefit equals the Minimum Death Benefit, the Death Benefit may decrease by more than the amount of your withdrawal.

How withdrawals affect your Policy’s Face Amount

If you have chosen Death Benefit Option B or Option C making a withdrawal does not reduce your Policy’s Total Face Amount.

If you have chosen Death Benefit Option A, then a withdrawal may reduce your Policy’s Total Face Amount; however, the first withdrawal of each year in the first 15 Policy Years up to the lesser of $10,000 or 10% of the Net Cash Surrender Value will not reduce the Policy’s Total Face Amount. If you withdraw a larger amount, or make additional withdrawals, the Total Face Amount will usually be reduced by the amount, if any, by which the Total Face Amount exceeds the result of the Death Benefit immediately before the withdrawal minus the amount of the withdrawal. For Policies with Death Benefit Option A and the Guideline Premium Test election, the Total Face Amount reduction following a withdrawal may be limited to keep the Guideline Premium Limit greater than zero at all times prior to Age 100.

We reserve the right to refuse any withdrawal request that would reduce the Policy’s Total Face Amount to less than $1,000 after the withdrawal.

An example

For a Policy with a Total Face Amount of $250,000 and a Surrender Value of $80,000, the Owner may withdraw the lesser of $10,000 or $8,000 (10% × $80,000) without any reduction in Total Face Amount.

Example 1: Owner requests a withdrawal of $6,000. There will be no reduction in Total Face Amount.

Example 2: Owner requests a withdrawal of $10,000. The Total Face Amount reduction is the amount of the withdrawal, less the allowable withdrawal amount, or $2,000 ($10,000 – $8,000 = $2,000). The Total Face Amount following the withdrawal is $248,000 ($250,000 – $2,000 = $248,000).

If a reduction in Total Face Amount is required as a result of a withdrawal, we will reduce the Face Amounts of the Coverage Layers as described in THE DEATH BENEFIT – Changing the Face Amount.

Taking Out a Loan

Taking out a loan will affect the growth of your Policy’s Accumulated Value, and may affect the Death Benefit.

You may request a loan either by sending us a request in writing, over the telephone or electronically. You will find more information about requesting a loan by telephone or electronically in POLICY BASICS.

When you borrow money from us, we use your Policy’s Accumulated Value as security. You pay interest on the amount you borrow. The Accumulated Value set aside to secure your loan also earns interest. Here’s how it works:

• To secure the loan, we transfer an amount equal to the amount you are borrowing from your Accumulated Value in the Investment Options to the Loan Account. We will transfer this amount from your Investment Options in proportion to the Accumulated Value you have in each Investment Option, unless you tell us otherwise.

• Interest owing on the amount you have borrowed accrues daily at an annual rate of 2.75%. Interest that has accrued during the Policy Year is due on your Policy Anniversary.

• The amount in the Standard Loan Account earns interest daily at an annual rate of at least 2.50%. On each Policy Anniversary, if the Standard Policy Debt exceeds the Standard Loan Account Value, then the excess is transferred from your Policy’s Investment Options to the Standard Loan Account on a proportionate basis to the Standard Loan Account. If the Standard Loan Account Value exceeds Standard Policy Debt, then the excess will be transferred from the Standard Loan Account to the Investment Options according to your most recent premium allocation instructions.

• We currently intend to credit interest on the amount in the Standard Loan Account at an annual rate of 2.75% in Policy Year 6 and thereafter. We can decrease the rate credited if we believe the change is needed to ensure that your Policy loan is not treated as a taxable distribution under federal income tax laws, or under any applicable ruling, regulation, or court decision. We will not decrease the annual rate to less than 2.50% on the amount in the Standard Loan Account.

How much you can borrow

The maximum amount you may borrow on any date is equal to the Accumulated Value less:

• three times the most recent monthly deduction;

• any surrender charge; and

• any existing Policy Debt.

An example of how much you can borrow
For a Policy in Policy Year 5 with:
• Accumulated Value of $100,000 • Policy Debt of $60,000 • a most recent monthly deduction of $225 • a surrender charge of $5,000 if the Policy was surrendered on the day the loan is taken.
The maximum amount you can borrow is $34,325. (100,000 – (3 × 225) – 5,000 – 60,000)

The amount available to borrow is never less than 75% of your Policy’s current Cash Surrender Value less any Policy Debt.

Paying off your loan

You can pay off all or part of the loan any time while your Policy is In Force. Unless you tell us otherwise, we will generally transfer any loan payments you make proportionately to your Investment Options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the Fixed Options, up to the amount originally transferred from the Fixed Options to the Loan Account. We will then transfer any excess amount to your Variable Investment Options according to your most recent premium allocation instructions.

While you have Policy Debt, we will treat any money you send us as a loan repayment unless you tell us otherwise in writing.

You can make monthly loan payments using our Electronic Funds Transfer Plan. Please see HOW YOUR PREMIUMS WORK-Paying Your Premium-Monthly Electronic Funds Transfer Plan section for details.

What happens if you do not pay off your loan

If you do not pay off your loan, we will deduct the Policy Debt from one of the following:

• the Death Benefit Proceeds before we pay them to your Beneficiary

• the Cash Surrender Value if you surrender your Policy.

Taking out a loan, whether or not you repay it, will have a permanent effect on the value of your Policy. For example, while your Policy’s Accumulated Value is held in the Loan Account, it will miss out on all earnings available in the Investment Options. The amount of interest you earn on the Loan Account may also be less than the amount of interest you would have earned from the Fixed Options. These could lower your Policy’s Accumulated Value, which could reduce the amount of the Death Benefit.

When a loan is outstanding, the amount in the Loan Account is not available to help pay for any Policy charges. If, after deducting your Policy Debt, there is not enough Accumulated Value in your Policy to cover the Policy charges, your Policy could lapse. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing.

Your Policy Debt could result in taxable income if you surrender your Policy, if your Policy lapses, or if your Policy is a Modified Endowment Contract. You should talk to your tax advisor before taking out a loan under your Policy. See VARIABLE LIFE INSURANCE AND YOUR TAXES – Taxation of Distributions.

Ways to Use Your Policy’s Loan and Withdrawal Features

You can use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement. If you are interested in using your life insurance Policy to supplement your retirement income, please contact us for more information.

Setting up an income stream may not be suitable for all Policy Owners.

Here are some things you should consider when setting up an income stream:

• the rate of return you expect to earn on your Investment Options

• how long you would like to receive regular income

• the amount of Accumulated Value you want to maintain in your Policy.

You can ask your life insurance producer for Illustrations showing how Policy charges may affect existing Accumulated Value and how future withdrawals and loans may affect the Accumulated Value and Death Benefit. You can also ask for accompanying charts and graphs that compare results from various retirement strategies.

Understanding the risks

Using your Policy to supplement your income does not change your rights or our obligations under the Policy. The terms for loans and withdrawals described in this prospectus remain the same. It is important to understand the risks that are involved in using your Policy’s loan and withdrawal features. Use of these features may increase the chance of your Policy lapsing.

You should consult with your financial adviser and carefully consider how much you can withdraw and borrow from your Policy each year to set up your income stream.

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Your Policy is eligible after the 7th Policy Anniversary. To begin the program, you must have a minimum Net Cash Surrender Value of $50,000, and your Policy must not qualify as a Modified Endowment Contract.

You request participation in the AIO program and specify your AIO preferences by sending us an AIO Request Form. If you wish to do so, contact your life insurance producer for an AIO Request Form.

There is no fee to participate in the AIO program. The $25 fee for withdrawals under the AIO program is currently waived.

Withdrawals and loans may reduce Policy values and benefits. They may also increase your risk of lapse. In order to minimize the risk of lapse, you should not take additional loans or withdrawals while you are in the AIO program.

Distributions under the AIO program may result in tax liability. Please consult your tax advisor. For more information, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

You may discontinue participation in the AIO program at any time by sending a Written Request to us.

Detailed information appears in the SAI.

Overloan Protection II Rider

Your Policy will have an Overloan Protection II Rider if the Insured is Age 80 or younger and you elect the Guideline Premium Test as the Death Benefit Qualification Test. Exercise of this Rider will guarantee, as long as the Rider stays in effect, that the Policy will not lapse even if the Policy Debt exceeds the Accumulated Value. For more information, please see THE DEATH BENEFIT – Optional Riders and Benefits.

Surrendering Your Policy

You can surrender or cash in your Policy at any time while the Insured is alive.

Here are some things you need to know about surrendering your Policy:

• You must send us your Policy and a Written Request.

• If a premium payment of over $1,000 was received within 10 business days of the surrender request, the premium amount received may be withheld from the surrender proceeds until we obtain verification the payment cleared the bank. The amount withheld will be noted on our surrender confirmation letter and a separate letter will be provided when the remainder of the proceeds are disbursed.

• We will send you the Policy’s Net Cash Surrender Value. You can choose to receive your money in a lump sum or use it to elect an income benefit. Please see GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

• If you surrender your Policy during the first 5 Policy Years, we will deduct a surrender charge.

• Each Coverage Layer of Basic Coverage has a surrender charge, based on the Age, Sex and Risk Class of the Insured, on the date each Coverage Layer is effective. If you increase your Policy’s Face Amount, we will send you a supplemental schedule of benefits that shows the surrender charge factors associated with the increase.

Your Policy’s surrender charge is calculated using a Level Period, Initial Amount, Reduction Factor and End Year, which will be shown in the Table of Surrender Charge Factors in your Policy Specifications. Your Policy has a Level Period at Policy issue, during which the surrender charge is equal to the Initial Amount. After the Level Period, the surrender charge decreases on each Monthly Payment Date by 1⁄12 of the Reduction Factor until the charge becomes $0 after the End Year.

Example

For a Policy that insures a male non-smoker, Age 45 at Policy issue, with a Basic Coverage of $100,000

Initial Amount = $1,335.50

Level Period = 3 Policy Years
Reduction Factor = 667.70
End Year = 5

During the first 36 Policy months, the surrender charge is $1,335.40

In Policy month 37, the surrender charge is: $1,279.76 ($1,335.40 – (667.70 ÷ 12))

• There is no surrender charge on any Coverage Layer after 5 Policy Years from the date the Coverage Layer is effective.

• We guarantee the Surrender Charge rates will not increase.

• If you decrease the Face Amount, the decrease will not affect your Policy’s Surrender Charge.

GENERAL INFORMATION ABOUT YOUR POLICY

This section tells you some additional things you should know about your Policy.

Income Benefit

If you surrender or make a withdrawal from your Policy, you can use the money to elect an income benefit that provides a monthly income. Your Policy’s Beneficiary can use Death Benefit Proceeds to elect an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

The following is one income benefit available under the Policy:

• The income benefit is based on the life of the person receiving the income. If the Policy Owner elects the income benefit, monthly income will be based on the Owner’s life. If the Policy’s Beneficiary elects the income benefit, monthly income will be based on the Beneficiary’s life.

• We will pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.

• After 10 years, we will only pay the monthly income for as long as the person receiving it is still alive.

• The minimum monthly income benefit calculated must be at least $100.

• For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your Policy.

Reduced Paid-up Benefit

You may use the Net Cash Surrender Value of your Policy to purchase fixed paid-up insurance on the life of the Insured. You may choose to do this on any Policy Anniversary while the Policy is In Force. We guarantee your right to convert your Policy, and we will not require evidence of insurability.

If you convert your Policy, your Policy and any Riders attached to it will terminate and the Net Cash Surrender Value will be transferred to our General Account. Investment Options are not available under the Policy issued when you convert.

The Net Cash Surrender Value will be applied as a Net Single Premium to purchase paid-up insurance. No premium payments will be required or accepted on the converted policy. The amount of such insurance will be calculated based on mortality tables shown in your Policy, 4% interest and on the Age and Risk Class of the Insured. The paid-up policy will not be subject to any surrender charge if you surrender it.

Paying the Death Benefit in the Case of Suicide

If the Insured commits suicide within two years of the Policy Date, Death Benefit Proceeds will be the total of all premiums you have paid, less any Policy Debt, and withdrawals.

Replacement of Life Insurance or Annuities

The term replacement has a special meaning in the life insurance industry. Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

• lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated

• converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values

• amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain in force or for which benefits would be paid

• reissued with any reduction in cash value, or

• pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. A replacement may affect your plan of insurance in the following ways:

• You will pay new acquisition costs;

• You may have to submit to new medical examinations;

• You may pay increased premiums because of the increased age or changed health of the Insured;

• Claims made in the early policy years may be contested;

• You may have to pay surrender charges and/or income taxes on your current policy or contract values;

• Your new policy or contract values may be subject to surrender charges; and

• If part of a financed purchase, your existing policy or contract values or Death Benefit may be reduced.

You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

Errors on Your Application

If the sex or birth date of the Insured is stated incorrectly on your application and it is discovered on or after the death of the Insured, the Death Benefit under your Policy will be the greater of the following:

• the Death Benefit based on a Net Amount At Risk adjusted by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate for the Insured’s sex and Age, or

• the Minimum Death Benefit for the correct sex and birth date.

If the Insured’s sex or birth date is misstated in the application and it is discovered before the death of the Insured, we will not recalculate the Accumulated Value, but we will use the correct sex and birth date of the Insured in calculating future Monthly Deductions.

Contesting the Validity of Your Policy

We have the right to contest the validity of your Policy for two years from the Policy Date. Once your Policy has been In Force for two years from the Policy Date during the lifetime of the Insured, we generally lose the right to contest its validity.

We also have the right to contest the validity of a Policy that you reinstate for two years from the day that it was reinstated. Once your reinstated Policy has been In Force for two years from the reinstatement date during the lifetime of the Insured, we generally lose the right to contest its validity. During this period, we may contest your Policy only if there is a material misrepresentation on your application for reinstatement.

We have the right to contest the validity of an increase in the Face Amount of a Policy for two years from the day the increase becomes effective. Once the increased Face Amount has been In Force for two years during the lifetime of the Insured, we generally lose the right to contest its validity.

Regardless of the above, we can contest the validity of your Policy for failure to pay premiums at any time. The Policy will terminate upon successful contest with respect to the Insured.

Assigning Your Policy as Collateral

You may assign your Policy as collateral to secure a loan, mortgage, or other kind of debt. An assignment will take place only when we receive and record your signed Collateral Assignment Form. When recorded, the assignment will take effect as of the date the form was signed. Any rights created by the assignment will be subject to any payments made or actions taken by us before we record the change. We will not be responsible for the validity of any assignment. Please contact us for a Collateral Assignment Form if you would like to assign your Policy.

• We must receive a copy of the original assignment before we will consider it binding.

• Unless otherwise provided, the person or organization you assign your Policy to may exercise the rights under the Policy, except the right to change the Policy Owner or the Beneficiary or the right to elect a monthly income benefit.

Assigning a Policy that’s a Modified Endowment Contract may generate taxable income and a 10% penalty tax.

Non-participating

This Policy will not share in any of our surplus earnings.

Policy Changes

We reserve the right to make any change to the provisions of this Policy to comply with, or give you the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Tax Code or of any state. We will provide you with a copy of any such change, and file such a change with the insurance supervisory official of the state in which this Policy is delivered, and any other applicable regulatory authority. You have the right to refuse any such change.

VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax consequences of owning a Policy or receiving proceeds from it may vary by jurisdiction and according to the circumstances of each Owner or Beneficiary.

The following is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. More detailed information appears in the SAI.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies. This may affect the performance and underlying tax assumptions of this Policy, including any Riders. In some cases, these changes could result in a decrease in Policy values or lapse.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. This is not a complete discussion of all federal income tax questions that may arise under a Policy. There are special rules that we do not include here that may apply in certain situations. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

The Policy as Life Insurance

Death benefits from a life insurance policy may generally be excluded from income under Section 101(a) of the Tax Code unless an interest in the policy was transferred for valuable consideration, including in a reportable policy sale, as defined in Section 101(a)(3)(B).

We believe that the Policy meets the statutory definition of life insurance for federal income tax purposes. That means it will receive the same tax advantages as a conventional fixed life insurance policy. The two main tax advantages are:

• In general, your Policy’s Beneficiary will not be subject to federal income taxes when he or she receives the Death Benefit Proceeds unless the Policy was acquired through a sale by a previous Owner, or if the Death Benefit Proceeds are received in a series of installments.

• You will generally not be taxed on your Policy’s Accumulated Value unless you receive a cash distribution by making a withdrawal, surrendering your Policy, or in some instances, taking a loan from your Policy or collaterally assigning the Accumulated Value.

Policy Features and Charges

The tax laws defining life insurance do not cover all policy features. Your Policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to fully address:

• substandard risk policies

• policies with term insurance on the Insured

• life insurance policies that continue coverage beyond Age 100, or other advanced ages.

• certain features available to you, either in the policy or in an attached rider.

We intend to follow the safe harbor guidance provided by the IRS in Revenue Procedure 2010-28, 2010-10 I.R.B. 270 on the statutory definition of life insurance contracts that continue beyond age 100, however, the guidance did not address all issues that may impact a contract at these later ages. You should consult your tax advisor, as there may be tax consequences.

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

Diversification Rules and Ownership of the Separate Account

Your Policy will not qualify for the tax benefit of a life insurance contract unless, among other requirements, the Separate Account follows certain rules requiring diversification of investments underlying the Policy. Section 817(h) of the Tax Code and related Treasury Regulations describe the diversification rules.

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the policy must be considered to be owned by the insurance company and not by the policy owner. If a policy owner is treated as having control over the underlying assets, the policy owner will be taxed currently on income and gains from the account and in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

For more information about diversification rules, please refer to the Pacific Select Fund prospectus. For more information regarding investor control, please refer to the policy SAI.

Policy Exchanges

If you exchange your Policy for another one that insures the same person, it generally will be treated as a tax-free exchange under Section 1035 of the Code and, if so, will not result in the recognition of gain or loss unless you no longer have a substantial family, business, or financial relationship with the insured. In that case, the exchange of the policy is considered a reportable policy sale that may result in current taxation of any gain in the policy at the time of the sale and also subject a portion of the death benefit to taxation. If the policy owner or the person insured by the policy is changed, the exchange will be treated as a taxable exchange.

Change of Ownership

You may have taxable income if you transfer ownership of your Policy, sell your Policy, or change the ownership of it in any way. This may include the transfer or sale of any entity or business that owns a Policy. The determination of taxation upon a change of Ownership cannot be determined by Pacific Life. Please consult your tax advisor for advice on your specific situation.

Corporate or Employer Owners

There are special tax issues for employer Owners:

• Section 101(j) of the Tax Code generally provides that Death Benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-involved policies issued or materially modified on or after August 18, 2006 may be subject to income tax liability on the Policy’s Death Benefit unless certain requirements and conditions of Section 101(j) are met.

• Using your Policy to informally fund a promised deferred compensation benefit for executives may have special tax consequences.

• Corporate ownership of a Policy may affect your liability under the alternative minimum tax (Section 56 of the Tax Code) and the environmental tax (Section 59A of the Tax Code).

• Where a business is the Owner of the Policy, Section 264(f) of the Tax Code may disallow a portion of the entity’s interest expense unless, at the time the Policy is issued, the Insured is an officer, director, employee, or 20% owner of the business. If the Policy is later exchanged for a new life insurance Policy, the Insured must meet this exception at the time the new Policy is issued.

Please consult your tax advisor for these and other special rules for employer-involved Policies.

Loans and corporate-owned policies

If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that’s a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity’s deductions for loan interest may be disallowed, even though this interest may relate to debt that’s completely unrelated to the contract.

Modified Endowment Contracts

Section 7702A of the Tax Code defines a class of life insurance policies known as “Modified Endowment Contracts”. If your Policy is a Modified Endowment Contract, any distributions you receive during the life of the Policy are treated less favorably than under non-MEC life insurance policies. Withdrawals, loans, pledges, assignments and the surrender of your Policy are all considered distributions and may be subject to tax on an income-first basis and a 10% penalty.

When a Policy becomes a Modified Endowment Contract

A life insurance policy becomes a Modified Endowment Contract if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit. The seven-pay limit is the cumulative total of the level annual premiums (or seven-pay premiums) required to pay for the policy’s future death and endowment benefits.

An Example

For a policy with seven-pay premiums of $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be:

• $1,000 in the first year

• $2,000 through the first two years

• $3,000 through the first three years, etc.

If there is a material change to your Policy, like a change in the Death Benefit, we may have to retest your Policy and restart the seven-pay premium period to determine whether the change has caused the Policy to become a Modified Endowment Contract.

Taxation of Distributions

Tax treatment of distributions from your Policy’s Accumulated Value may be treated differently, depending upon whether your Policy is a Modified Endowment Contract.

LIFE INSURANCE POLICY (non-Modified Endowment Contract)	MODIFIED ENDOWMENT CONTRACT
Surrendering your Policy
Proceeds are taxed to the extent they exceed the investment in the contract[1].	Proceeds are taxed to the extent they exceed the investment in the contract. [3]
Making a withdrawal
If you make a withdrawal after your Policy has been In Force for 15 years, you will only be taxed on the amount you withdraw that exceeds the investment in the contract.	You will be taxed on the amount of the withdrawal that’s considered income (i.e. gain)[2].

Special rules apply if you make a withdrawal within the first 15 Policy Years. If there is a reduction in benefits and an applicable distribution of policy value in the prior two years, a portion of the distribution may be taxable.

Taking out a loan
You will not pay tax on the loan amount unless your Policy is surrendered, lapses or matures and you have not repaid your Policy Debt.	You will be taxed on the amount of the loan that’s considered income, including all previously non-taxed gains.

1 The investment in the contract is generally the premiums you have paid plus any taxable distributions less any withdrawals or premiums previously recovered that were taxable.

2 Income (i.e. gain) is the difference between the Accumulated Value and the investment in the contract.

3 Distributions under Modified Endowment Contracts may be subject to an additional 10% penalty tax.

All Modified Endowment Contracts issued to you in a calendar year by us or our affiliates are treated as a single contract when we calculate whether a distribution amount is subject to tax. In addition, an assignment of policy cash value may be treated as a distribution under the contract.

10% penalty tax on Modified Endowment Contracts

If any amount you receive from a Modified Endowment Contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount. A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

• you are at least 59½ years old

• you are receiving an amount because you have become disabled

• you are receiving an amount that’s part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your Beneficiaries.

Distributions before a Policy becomes a Modified Endowment Contract

If your Policy fails the seven-pay test and becomes a Modified Endowment Contract, any amount you receive or are deemed to have received during the two years before it became a Modified Endowment Contract may be taxable. The distribution would be treated as having been made in anticipation of the Policy’s failing to meet the seven-pay test.

Federal Estate Taxes

According to the Tax Cuts and Jobs Act of 2017, the federal estate tax exemption amount has been temporarily increased to $10,000,000 per person (indexed for inflation effective for tax years after 2011); the maximum estate tax rate is 40%. For 2021, the indexed exemption amount is $11,700,000. In 2026, the federal estate tax exemption amount is scheduled to revert to $5,000,000 per person (indexed for inflation for years after 2011).

Optional Policy Benefits and Riders

Income payments from Net Cash Value or Death Benefit Proceeds

Your policy contains provisions that allow for all or a portion of the Net Cash Surrender Value or Death Benefit to be paid in a series of installments. In addition, certain policies may have Optional Riders that provide for installment benefits. These installments may be for a certain period of time, or may be payable based upon the life of one or more individuals.

Under the rules of Section 72 of the Tax Code, each payment made will be comprised of two portions: A portion representing a return of the investment in the contract, and the remainder representing interest. The Exclusion Ratio as defined in Section 72(b) is used to determine what amount of each payment is excluded from tax reporting.

The calculation of the Exclusion ratio is based upon these two policy values as of the date the amount of the installment payment is being determined:

• The portion of the Net Cash Surrender Value or Death Benefit Proceeds being applied to the installment benefit

• The investment in the contract

The portion of each payment that is treated as a return of the investment in the contract is equal to the Exclusion Ratio multiplied by the Payment Amount. For installments payments that are based upon the life of one or more individuals, once the investment in the contract has been depleted any subsequent payment(s) would be treated as a return of interest and thus fully taxable.

ABOUT PL&A

Pacific Life & Annuity Company is a life insurance company domiciled in Arizona. Our operations include life insurance, annuity and institutional products, and various other insurance products and services. At the end of 2020, we had statutory assets of $8,218 million.

PL&A is authorized to conduct life insurance and annuity business in Arizona, New York and certain other states. Our executive office is located at 700 Newport Center Drive, Newport Beach, California 92660.

PL&A was incorporated in 1982 under the name of Pacific Financial Life Insurance Company. We merged with Pacific Financial Life Insurance Company of Arizona and assumed the PM Group Life Insurance Company in transferring domicile from California to Arizona, which was completed in 1990. On January 1, 1999, we changed our name to our current name, Pacific Life & Annuity Company.

How Our Accounts Work

We own the assets in our General Account and our Separate Account. We allocate your Net Premiums to these accounts according to the Investment Options you have chosen.

General Account

Our General Account includes all of our assets, except for those held in our separate accounts. We guarantee you an interest rate for up to one year on any amount allocated to the Fixed Options. The rate is reset annually. The Fixed Options are part of our General Account, which we may invest as we wish, according to any laws that apply. We will credit the guaranteed rate even if the investments we make earn less. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Our ability to pay these guarantees is backed by our financial strength and claims paying ability as a company. You must look to the company’s strength with regard to policy guarantees. We can provide you with reports of our ratings as an insurance company and our ability to pay claims with respect to our General Account assets.

The Fixed Options are not securities, so they do not fall under any securities act. However, other federal securities laws will apply to the accuracy and completeness of the disclosure about the Fixed Options.

Separate Account

Amounts allocated to the Variable Investment Options are held in our Separate Account. The assets in this account are kept separate from the assets in our General Account and our other separate accounts, and are protected from our general creditors.

The Separate Account is divided into Variable Accounts. Each Variable Account invests in shares of a designated portfolio of the Funds listed in the YOUR INVESTMENT OPTIONS section. We may add Variable Accounts that invest in other portfolios of these Funds or in other securities.

We are the legal owner of the assets in the Separate Account, and pay its operating expenses. We do not hold ourselves out to be trustees of the Separate Account assets. The Separate Account is operated only for our variable life insurance policies. PL&A is obligated to pay all amounts promised to Policy Owners under the terms of the Policy. We must keep assets in the Separate Account equal to the reserves and policy liabilities (i.e. amounts at least equal to the aggregate variable account value) sufficient to pay obligations under the insurance policies funded by the Separate Account and may only transfer to the General Account assets of the Separate Account which exceed such reserves and Policy liabilities. Some of the money in the Separate Account may include charges we collect from the account and any investment results on those charges.

We cannot charge the assets in the Separate Account attributable to our reserves and other liabilities under the policies funded by the Separate Account with any liabilities from our other business.

Similarly, the income, gains or losses, realized or unrealized, of the assets of any Variable Account belong to that Variable Account and are credited to or charged against the assets held in that Variable Account without regard to our other income, gains or losses.

Making changes to the Separate Account

We can add, change or remove any securities that the Separate Account or any Variable Account holds or buys, as long as we comply with the laws that apply.

We can substitute shares of one portfolio with shares of another portfolio or Fund if:

• any portfolio is no longer available for investment; or

• our management believes that a portfolio is no longer appropriate in view of the purposes of the Policy.

We will give you any required notice or receive any required approval from Policy Owners or the SEC before we substitute any shares. We will comply with the filing or other procedures established by insurance regulators as required by law.

We can add new Variable Accounts, which may include additional subaccounts of the Separate Account, to serve as Investment Options under the Policies. These may be managed separate accounts or they may invest in a new portfolio of the Funds, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

We can add new Variable Accounts when we believe that it is warranted by marketing needs or investment conditions. We will decide on what basis we will make new Variable Accounts available to existing Policy Owners.

We can also cease offering any of our Variable Accounts if we believe marketing, tax, or investment conditions warrant it. If we cease offering any Variable Account, we will provide any required notice or receive any required approval from Policy Owners or the SEC, as applicable.

If we make any changes to Variable Accounts or substitution of securities, we can make appropriate changes to this Policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

If we believe it is in the best interests of people holding voting rights under the Policies and we meet any required regulatory approvals we can do the following:

• operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under securities or other laws

• register or deregister the Separate Account under securities law

• combine the Separate Account with one of our other separate accounts or our affiliates’ separate accounts

• combine one or more Variable Accounts

• create a committee, board or other group to manage the Separate Account

• change the classification of any Variable Account.

Taxes we pay

We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the Policy. If these taxes increase significantly, we may deduct them from the Separate Account.

We may charge the Separate Account for any federal, state and local taxes that apply to the Separate Account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

Voting Rights

We are the legal owner of the shares of the Funds that are held by the Variable Accounts. We may vote on any matter at shareholder meetings of the Funds. However, we are required by law to vote as you instruct on the shares relating to your allocation in a Variable Investment Option. This is called your voting interest.

Your voting interest is calculated as of a day set by the Board of Trustees or Board of Directors of a Fund, called the record date. Your voting interest equals the Accumulated Value in a Variable Investment Option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

We will send you documents from the Fund called proxy materials. They include information about the items you will be voting on and forms for you to give us your instructions. We will vote shares held in the Separate Account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by the Separate Account for which we have received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we have received timely instructions. As a result of proportional voting, the votes cast by a small number of policy owners may determine the outcome of a vote.

We will vote shares of any portfolio we hold in our General Account in the same proportion as the total votes for all of our separate accounts, including this Separate Account. We will vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the Separate Account.

When required by state insurance regulatory authorities, we may disregard voting instructions that:

• would change a portfolio’s investment objective or subclassification

• would approve or disapprove an investment advisory contract.

We may disregard voting instructions on a change initiated by Policy Owners that would change a portfolio’s investment policy, investment adviser or portfolio manager if:

• our disapproval is reasonable

• we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the portfolio’s objectives and purpose, and considering what effect the change would have on us.

If we disregard any voting instructions, we will include a summary of the action we took and our reasons for it in the next report to Policy Owners.

Cybersecurity and Business Continuity Risks

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Distribution Arrangements

Pacific Select Distributors, LLC (“PSD”), a broker-dealer and our affiliate, pays various forms of sales compensation to broker-dealers (including other affiliates) that solicit applications for the Policies. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Policies.

We offer the Policies for sale through broker-dealers that have entered into selling agreements with PSD. Broker-dealers sell the Policies through their life insurance producers who have been appointed by us to sell our products. PSD pays compensation to broker-dealers for the promotion and sale of the Policies. The individual life insurance producer who sells you a Policy typically will receive a portion of the compensation, under the representative’s own arrangement with his or her broker-dealer.

Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 90% of premiums paid up to the first target premium in the first Policy Year

• 17% of premiums paid up to the first target premium after the first Policy Year

• 3% of the premiums paid under targets 2-10

• 2% of premiums paid in excess of the 10th target premium.

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the sex (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium is generally derived relative to the guideline level premium at issue. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline level premium.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay expense allowances and additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The range of expense allowances and additional cash compensation based on premium payments usually ranges from 2% to 15% of premiums paid in the first Policy Year up to the first target premium. For renewal years, the expense allowances and additional cash compensation can be as high as 0.3% on targets 2 and thereafter. Such additional compensation may give PL&A greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford PL&A a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

We may also provide compensation to broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for providing conferences or seminars, sales or training programs for invited life insurance producers and other employees, payments for travel expenses, including lodging, incurred by life insurance producers and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to life insurance producers of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and life insurance producer market the Policies.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates, may be more or less than the overall compensation on similar or other products. This may influence your life insurance producer or broker-dealer to present this Policy over other investment vehicles available in the marketplace. You may ask your life insurance producer about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

We may agree to waive or reduce some or all of such charges and/or credit additional amounts under our Policies, for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, life insurance producers and employees of broker/dealers with a current selling agreement with us and their affiliates, and immediate family members of such persons (“Eligible Persons”). We will credit additional amounts to Policies owned by Eligible Persons. If such Policies are purchased directly through Pacific Select Distributors, LLC (PSD), Eligible Persons will not be afforded the benefit of services of any other broker/dealer and will bear the responsibility of determining whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate, taking into consideration age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. In addition, Eligible Persons who purchased their Policy through PSD, must contact us directly with servicing questions, Policy changes and other matters relating to their Policies.

The amount credited to Policies owned by Eligible Persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such Policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible persons Policy after the Free Look Transfer Date has occurred, or, if premiums are paid using the monthly Electronic Funds Transfer plan, on the first Policy Anniversary.

Portfolio managers of the underlying portfolios available under this Policy may help pay for conferences or meetings sponsored by us or PSD relating to management of the portfolios and our variable life insurance products.

Please refer to the SAI for additional information on distribution arrangements and the conflicts of interest that they may present.

Service Arrangements

We or our affiliates have entered into services agreements in connection with some of the Funds and their investment advisers, subadvisers, distributors and/or their affiliates, and may receive compensation for providing certain services including, but not limited to, customer and support services. Unless otherwise noted, fees for these services are paid monthly and are based on the average daily net assets of shares of each Fund held by the separate accounts and purchased by us at the Policy Owner’s instructions. Because PL&A or its affiliates receive the fees described below, PL&A or its affiliates may be subject to competing interests in making these Funds available as Investment Options under the Policies.

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. American Funds Insurance Series pays us for each American Funds Insurance Series Portfolio (Class 4) held by our separate accounts. BlackRock Distributors, Inc., pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class I and Class III) held by our separate accounts. BNY Mellon Investment Adviser, Inc. pays us for each BNY Mellon Variable Investment Fund portfolio (Service Shares) held by our separate accounts. Fidelity Distributors Corporation (FDC) and Fidelity Investments Institutional Operations Company, Inc. (FIIOC), pay us for each Fidelity® VIP Funds portfolio (Service Class 2) held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 2) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service Shares) held by our separate accounts. Lazard Asset Management Securities LLC, pays us for each Lazard Retirement Series, Inc. portfolio (Service Class) held by our separate accounts. Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust (Class II) and Legg Mason Partners Variable Income Trust (Class II) portfolio held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company, pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Neuberger Berman BD LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (I Class) held by our separate accounts. Pacific Investment Management Company, LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. Royce Capital Fund pays us for each Royce Capital Fund portfolio (Service Class) held by our separate accounts. State Street Global Advisors Funds Distributors, LLC pays us for each State Street Variable Insurance Series Funds, Inc. portfolio (Class 3) held by our separate accounts. T. Rowe Price Associates, Inc., pays us for each T. Rowe Price Equity Series Inc., portfolio (Class II) held by our separate accounts. Van Eck Securities Corporation, pays us for each VanEck VIP Trust portfolio (Initial Class) held by our separate accounts.

Illustrations

We will provide you with Illustrations based on different sets of assumptions upon your request.

• Illustrations based on information you give us about the Age of the person to be insured by the Policy, their Risk Class, the Face Amount of all Coverage Layers, the Death Benefit and premium payments.

• Illustrations that show the allocation of premium payments to specified Variable Accounts. These will reflect the expenses of the portfolio of the Fund in which the Variable Account invests.

• Illustrations that use a hypothetical gross rate of return up to 12% are available.

You can request such Illustrations at any time. Such Illustrations reflect assumptions about the Policy’s non-guaranteed elements and about how you will use the Policy’s options. Over time the Policy’s actual non-guaranteed elements, and your actual use of the Policy’s options, are likely to vary from the assumptions used in such Illustrations. For these reasons, actual Policy values will likely be more or less favorable than shown in such Illustrations. You can get one Policy Illustration free of charge per Policy Year. We reserve the right to charge $25 for each additional Illustration.

Lost Policy

If you lose your Policy, you may request a Certificate of Coverage free of charge. If you require a duplicate Policy, we may charge a fee of $50 per duplicate. To request a Certificate of Coverage or a duplicate Policy, please contact us for a Certificate of Insurance/ Duplicate Policy Request Form.

Audits of Premiums/Loans

You may request us to run a report of premium payments you have made or loan transactions under your Policy. If you request us to provide information for a period of more than 2 years from date of request, we may charge you an administrative fee of $25 for this service.

Risk Class Change

If you have a change in Risk Class, such as a change in smoking status or health, you can request us to review your Risk Class. Changing your Risk Class may change the rates used for cost of insurance and may also change the rates on any Riders on your Policy which base charges on Risk Class. We may charge you a fee of up to $100 at the time you request us to change your Risk Class.

State Regulation

We are subject to the laws of the state of Arizona governing insurance companies and to regulations issued by the Commissioner of Insurance of Arizona. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

Legal Proceedings and Legal Matters

PL&A, the Separate Account, and PSD are not involved in any legal proceedings that would have a material effect on Policy Owners.

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the Policies, and matters relating to federal securities laws and federal income tax laws have been passed upon by our counsel.

Rule 12h-7 Representation

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 (“34 Act”), we do not intend to file periodic reports as required under the ’34 Act.

Financial Statements

PL&A’s financial statements and the financial statements of Pacific Select Exec Separate Account are contained in the Statement of Additional Information.

APPENDIX A: DEATH BENEFIT PERCENTAGES

Age	Percentage	Age	Percentage	Age	Percentage	Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243	51	178	61	128	71	113
42	236	52	171	62	126	72	111
43	229	53	164	63	124	73	109
44	222	54	157	64	122	74	107
45	215	55	150	65	120	75-90	105
46	209	56	146	66	119	91	104
47	203	57	142	67	118	92	103
48	197	58	138	68	117	93	102
49	191	59	134	69	116	>93	101

APPENDIX B: COVERAGE COMPONENTS

Your Policy’s initial amount of insurance Coverage is the sum of the Face Amounts of the initial Coverage Components. There are three Coverage Components in a Select Exec V – NY Policy:

• Basic Coverage

• Additional Coverage

• SVER Coverage

The Coverage Components provide some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting the cash values based on your particular needs. Each Coverage Component has its own set of rates for calculating cost of insurance charges and Coverage charges, which affect your Policy’s monthly deduction.

An example of how Coverage Components work For a male standard nonsmoker who is Age 45 Policy Face Amount at issue = $300,000 Policy Year 1
	Guaranteed Maximum Cost of Insurance	Guaranteed Maximum Coverage Charge
Basic Coverage	$0.22 per $1,000 of Net Amount At Risk	$0.407 per $1,000 of Face Amount
Additional Coverage	$0.22 per $1,000 of Net Amount At Risk	$1.023 per $1,000 of Face Amount
SVER Coverage	$0.22 per $1,000 of Net Amount At Risk	$0

For the first Policy month, assuming a Net Amount At Risk of $290,000, and the following Policy descriptions, the maximum guaranteed cost of insurance and Coverage charges will be:
Coverage Components	Policy A	Policy B	Policy C
Basic Coverage	$300,000	$200,000	$100,000
Additional Coverage	$0	$100,000	$100,000
SVER Coverage	$0	$0	$100,000
Cost of insurance	$63.80	$63.80	$63.80
Coverage charge	$122.10	$183.70	$143.00

If you increase your Policy’s Face Amount, each additional Coverage Layer will have its own cost of insurance rate and Coverage charge based upon the Insured’s Age and Risk Class at the time of the increase.

You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product or purchasing additional insurance benefits. Your life insurance producer can provide you with additional Illustrations showing the effects of different proportions of Coverage Components to help you make your decision.

WHERE TO GO FOR MORE INFORMATION

The Pacific Select Exec V-NY variable life insurance policy is underwritten by Pacific Life & Annuity Company.

You will find more information about the Policies and Pacific Select Exec Separate Account in the SAI dated May 1, 2021. The SAI has been filed with the SEC and is considered to be part of this prospectus because it is incorporated by reference.

You can get a copy of the SAI without charge by calling or writing to us, or you can view it online at our website. You can also contact the SEC to get the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC. The SEC may charge you a fee for this information.

You may obtain the current prospectus and SAI for any of the portfolios underlying the Variable Accounts by calling (800) 347-7787.

If you ask us, we will provide you with Illustrations of Policy benefits based on different sets of assumptions. Illustrations may help you understand how your Policy’s Death Benefit, Cash Surrender Value and Accumulated Value would vary over time based on different assumptions. You can get one Policy Illustration free of charge per Policy Year by calling or writing to us. We reserve the right to charge $25 for additional Illustrations.

How to Contact Us

Pacific Life & Annuity Company P.O. Box 2030
Omaha, Nebraska 68103

(888) 595-6997
5 a.m. through 5 p.m. Pacific time
www.PacificLife.com

We accept faxes or emails for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467
Transactions@pacificlife.com

How to Contact the SEC

You can also find reports and other information about the Policy and Separate Account from the SEC. The SEC may charge you a fee for this information.

Commission’s Public Reference Section
100 F Street, NE
Washington, D.C. 20549
(202) 551-8090
Website: www.sec.gov
e-mail: publicinfo@sec.gov

FINRA Public Disclosure Program

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

 SEC file number 811-09389

 333-153085

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

PACIFIC SELECT EXEC V-NY

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Pacific Select Exec V-NY is a variable life insurance policy offered by Pacific Life & Annuity Company.

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Policy’s prospectus, dated May 1, 2021, which is available without charge upon written or telephone request to PL&A. Terms used in this SAI have the same meanings as in the prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Policy’s prospectus.

Pacific Life & Annuity Company

P.O. Box 2030

Omaha, NE 68103

(888) 595-6997

Financial Statements of Pacific Select Exec Separate Account SA-1

Financial Statements of Pacific Life & Annuity Company PLA-1

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PREMIUM LIMITATIONS

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations.

Guideline Premium Limit

If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test, the total amount you can pay in premiums and still have your Policy qualify as life insurance is your Policy’s Guideline Premium Limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the Guideline Premium Limit, which is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums.

We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your Policy’s Guideline Premium Limit. If we find that you have exceeded your Guideline Premium Limit, we may remove all or part of a premium you have paid from your Policy as of the day we applied it, and return it to you. We will adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments.

Your Policy’s guideline single premium and guideline level annual premiums appear on your Policy Specifications. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that will show you the guideline single premium and guideline level annual premiums.

Modified Endowment Contract

A life insurance policy will become a Modified Endowment Contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the Internal Revenue Code. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES in the prospectus.

Unless you have told us in writing that you want your Policy to become a Modified Endowment Contract, we will remove all or part of the premium payment from your Policy as of the day we applied it and return it to you. We will also adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 30 days before your Policy Anniversary, we will hold it and apply it to your Policy on the Policy Anniversary.

In both of these situations, if we remove an excess premium from your Policy, we will return the premium amount to you no later than 60 days after the end of the Policy Year. We may adjust the amount for interest or for changes in Accumulated Value that relate to the amount of the excess premium we are returning to you.

If we do not return the premium amount to you within that time, we will increase your Policy’s Death Benefit retroactively, to the day we applied the premium, and prospectively so that it is always the amount necessary to ensure your Policy qualifies as life insurance, or to prevent it from becoming a Modified Endowment Contract. If we increase your Death Benefit, we will adjust cost of insurance or Rider charges retroactively and prospectively to reflect the increase.

Increasing the Net Amount At Risk

An increase in the Net Amount At Risk occurs if the Policy’s Death Benefit is equal to the Minimum Death Benefit, or would be equal to it once we apply your premium payment. We may choose to accept your premium payment in this situation, but before we do so, we may require satisfactory evidence of the insurability of the Insured.

TRANSFER SERVICES

You may only participate in one transfer service at any time.

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Dollar Cost Averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options without paying a transfer fee. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You need to complete a request form to enroll in the service. You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• You must have at least $5,000 in a Variable Investment Option to start the service.

• We will automatically transfer Accumulated Value from one Variable Investment Option to one or more of the other Variable Investment Options you have selected.

• We will process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you have chosen. We will not make the first transfer until 15 days after the Policy is issued.

• We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

• We have the right to discontinue, modify or suspend the service at any time.

• We will keep making transfers at the intervals you have chosen until one of the following happens:

• the total amount you have asked us to transfer has been transferred

• there is no more Accumulated Value in the Investment Option you are transferring from

• your Policy enters the Grace Period and is in danger of lapsing

• we receive your Written Request to cancel the service

• we discontinue the service.

Portfolio Rebalancing

The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by completing a request form to enroll in the service.

• Unless you choose a different start date, your first rebalancing will take place at the end of the Business Day we receive your request. Subsequent rebalancing will take place at the end of the Business Day on your Policy’s quarterly, semi-annual or annual anniversary, depending on the interval you chose.

• You must be invested in two or more Variable Investment Options in order to elect portfolio rebalancing. The available Fixed Options are not included in portfolio rebalancing.

• We will not make the first transfer until 15 days after the Policy is issued.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the portfolio rebalancing service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

First Year Transfer

Our first year transfer service allows you to make transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the first 12 Policy months from the date your initial premium is applied to your Policy. Here is how the service works:

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• You enroll in the service when you apply for your Policy using the New Business Variable Life Optional Services form.

• You choose amounts to be transferred for 12 months from the payment date.

• Transfers under the first year transfer service take place on your Policy’s Monthly Payment Date, starting on the first Monthly Payment Date following the Free Look Transfer Date.

• If you sign up for this service, we will waive the usual transfer limit for the Fixed Account during the first 12 Policy months from the date your initial premium is applied to your Policy.

• If program ends during the second Policy Year, we will not count it toward the usual one transfer per year for the Fixed Account.

• If the Accumulated Value in the Fixed Account is less than the amount to be transferred, we will transfer the balance and then cancel the service.

• If there is Accumulated Value remaining in the Fixed Account at the end of the service, the transfer limitations for the Fixed Account will apply.

• We do not charge for the first year transfer service, and we do not currently charge for transfers made under this service.

Fixed Option Interest Sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your available Fixed Options to the Variable Investment Options. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by sending us a Written Request.

• You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the Fixed Option interest sweep service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

• Interest earnings transferred from any available Fixed Options to the Variable Investment Options are excluded from the transfer limitations.

WITHDRAWAL FEATURES

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Here is how the program works:

• You can set up the income stream from your Policy on either a monthly or annual basis. Each scheduled income payment must be at least $500 if you choose to receive monthly payments, or $1,000 if you choose annual payments.

• You may choose to receive either a fixed amount of income or an amount based on a fixed duration. Depending upon your objectives, you may wish to reduce your Face Amount or change your Policy’s Death Benefit Option in order to maximize your income.

• You can choose the scheduled income payment date. You may elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the Business Day before any income payment date.

3

• If the scheduled income payment date falls on a weekend or holiday, the actual income payment date will be the Business Day before the scheduled income payment date.

• The withdrawal or loan will be taken from your Policy’s Investment Options in proportion to the Accumulated Value in each Investment Option.

Upon our receipt of your AIO request form, we will run a hypothetical Illustration to determine if your request can be fulfilled, or if any adjustments will be necessary. We use the Illustration to test your Policy for the minimum Net Cash Surrender Value requirement. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest.

Illustrations generally will be run at an annual gross earnings rate chosen by you, not to exceed 12%. No earnings rate used is a guarantee or indication of actual earnings.

We will complete an AIO agreement form, and send it and the Illustration to your life insurance producer for delivery to you. The AIO agreement form will confirm your income payment amount, frequency and duration, and will also confirm your Policy’s cost basis and other information about your elections under the AIO program.

Unless you request otherwise, distributions under the AIO program will be taken first as withdrawals if not taxable, then they will be taken as loans.

Payments under the AIO program will begin as scheduled once we receive your signed AIO agreement form. We will send you a letter confirming the date and amount of the first income payment.

The income payments will usually remain constant during each income period, unless there is insufficient Net Cash Surrender Value to make a payment. The duration of each income period is one year, except that the first income period may differ depending on the following:

• If the AIO program start date is six months or more from your next Policy Anniversary, the income period will end on the next Policy Anniversary. In this case, the first income period will last at least six months, but not more than one year.

• If the AIO program start date is less than six months from your next Policy Anniversary, the income period will extend to the following Policy Anniversary. In this case, the first income period will last at least one year, but no more than 18 months.

After the first income period, and each year you remain in the AIO program, we will run an Illustration after each Policy Anniversary. The Illustration will generally be run at a rate chosen by you, not to exceed a gross annual rate of 12%. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest. There is no charge for Illustrations we run in connection with the AIO program. They do not count toward your one free Illustration per year.

We will send you a letter and the Illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

Over time, your Policy’s actual performance, and perhaps your use of the Policy’s options are likely to vary from the assumptions used in the Illustrations. Changes in your Policy’s Investment Option allocations can impact your future values and income you receive. Your Policy may also be susceptible to lapse.

You are responsible to monitor your Policy’s Accumulated Value to ensure your Policy is not in danger of lapsing. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing. You will not receive a notice to remind you of your scheduled premium payments while you are in the AIO program.

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MORE ON POLICY CHARGES

Underwriting Methods and Nonstandard Ratings

We normally use the medical or paramedical method to assign underwriting or insurance Risk Classes, which may require a medical examination. We offer two additional forms of underwriting for executive and employee groups that meet specified multilife guidelines.

Guaranteed issue may be available where an employer-employee relationship exists and where at least 10 lives will be insured. To be eligible, prospective Insureds must be employed in an occupation or industry we consider an acceptable risk, must be full time employees or executives, and must be actively at work on a continuous basis during the 3-month period preceding application for insurance. Maximum Age for an Insured at Policy issue is usually 70. Cost of insurance rates distinguish between executive only groups and all-employee groups, instead of on individual underwriting information.

Simplified issue may be offered where the group does not qualify for guaranteed issue. Simplified issue is a process of limited underwriting using a short form application that includes health and avocation questions to be completed by each prospective Insured. We may request additional information, including an attending physician’s statement, but will not require a physical examination. Simplified issue is available to executives only, under similar criteria as guaranteed issue, except for lower participation levels and generally higher death benefits permitted per life. Cost of insurance rates are based on both individual underwriting information and executive class experience.

The current cost of insurance rates are generally higher for Policies issued under the guaranteed issue or simplified issue underwriting methods than for Policies issued under the fully underwritten medical or paramedical underwriting method. Guaranteed cost of insurance charges are not affected.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables (sex blended tables are used for unisex cost of insurance rates). The rates are also based on the Age and sex of the Insured unless unisex rates are required.

If we determine from the application for insurance, or any later evidence of insurability, that the Insured presents a risk not accounted for by our standard Risk Classes, typically due to medical history, profession or hobby, we may still issue a Coverage Layer with higher or additional charges, referred to as a nonstandard rating. Most insurance companies have a similar process. The Policy charges may be multiplied by a nonstandard table factor. In certain cases, there may be an additional flat-rate charge for a period specified at the time the Coverage Layer is issued. If we determine that a nonstandard rating applies to your Coverage Layer, you will be notified of the applicable charges, inclusive of any additional rate or charge, at the time the Coverage Layer is issued.

Ask your life insurance producer for more detailed information regarding nonstandard ratings that may apply to your Policy due to medical history, profession or hobby.

MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES

This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. This is not a complete discussion of all federal income tax questions that may arise under the Policy. There are special rules that we do not include here that may apply in certain situations.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies, other tax consequences described in this discussion and in the Policy prospectus section VARIABLE LIFE INSURANCE AND YOUR TAXES or tax consequences that relate directly or indirectly to life insurance policies.

5

Mortality and Expense Charges

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

The Treasury Department has issued proposed regulations about reasonable standards for mortality charges. While we believe that our mortality costs and other expenses used in calculating whether the Policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance Policy.

Investor Control

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered to be owned by the insurance company and not by the policy owner. Under current U.S. tax law, if a policy owner has excessive control over the investments made by a separate account, or the underlying fund, the policy owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

The application of the investor control doctrine is subject to some uncertainty. Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the Policy or the relationship between the Policy and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Policy, whether the Policy offers access to funds that are available to the general public, the number of transfers that a policy owner may make from one investment option to another, and the degree to which a policy owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our Policies and the relationship between our Policies and the portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your Policy might not qualify as a life insurance policy for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under case law and IRS guidance, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment of a portfolio. All investment decisions concerning the portfolios must be made by the portfolio manager for such portfolio in his or her sole and absolute discretion, and not by the policy owner.

Furthermore, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Policy. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a portfolio such that you would not derive the tax benefits normally associated with variable life insurance. Although highly unlikely, such an event may have an adverse impact on the Fund and other Policies. We urge you to consult your own tax advisor with respect to the application of the investor control doctrine.

Comparison to Taxable Investments

With respect to taxable investments, current tax law generally provides for a maximum tax rate for individual taxpayers, or entities taxed at the individual level, of 20% on long-term capital gains and on certain “qualifying dividends” on corporate stock. The long-term capital gains rate does not apply to corporations. Corporations pay tax based upon the corporate tax rate, which, depending upon income, may be higher than the long-term capital tax rate for individuals. An individual taxpayer will also have to satisfy a more than 60-day holding period with respect to

6

any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

These rules mean that for policyholders who are individuals the tax-related advantage of life insurance compared to certain taxable investments is reduced because the tax burden applicable to long-term capital gains and from certain “qualifying dividends” on corporate stock may be less than the individual’s ordinary income tax rate which is applied to taxable distributions from a life insurance Policy.

MORE ON PL&A AND THE POLICIES

How We Are Organized

PL&A was incorporated on September 20, 1982 under the name of Pacific Financial Life Insurance Company. We merged with Pacific Financial Life Insurance Company of Arizona and assumed the name PM Group Life Insurance Company in transferring domicile from California to Arizona, which was completed in 1990. On January 1, 1999, we changed our name to our current name, PL&A.

PL&A is a stockholder owned company. As such, purchasing and owning a PL&A policy does not confer any membership rights nor ownership rights in PL&A or in any other company affiliated with PL&A.

How Policies Are Administered

Pacific Life Insurance Company administers the Policies sold under this prospectus. At the end of 2020, Pacific Life had $*** billion of individual life insurance in force and total admitted assets of approximately $*** billion.

Pacific Life’s executive office is at 700 Newport Center Drive, Newport Beach, CA 92660.

Distribution Arrangements

Pacific Select Distributors, LLC (PSD), our affiliate, acts as the distributor of the Policies. PSD and PL&A are both indirect subsidiaries of Pacific Mutual Holding Company. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. PSD is registered as a broker-dealer with the SEC and is a member of FINRA. We pay PSD for acting as distributor under a distribution agreement. We and PSD enter into selling agreements with broker-dealers whose life insurance producers are authorized by state insurance departments to sell the Policies.

The aggregate amount of underwriting commissions paid to PSD with regard to 2020, 2019 and 2018 was $107,779.71, $156,094.02, and $279,445.79 respectively, of which $0 was retained.

PSD or an affiliate pays various sales compensation to broker-dealers that solicit applications for the Policies. PSD or an affiliate also may provide reimbursement for other expenses associated with the promotion and solicitation of applications for the Policies. Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 90% of premiums paid up to the first target premium in the first Policy Year

• 17% of premiums paid up to the first target premium after the first Policy Year

• 3% of the premiums paid under targets 2-10

• 2% of premiums paid in excess of the 10th target premium.

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the sex (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium is generally derived relative to the guideline level premium at issue. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline level premium.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own

7

incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay expense allowances and additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The range of expense allowances and additional cash compensation based on premium payments usually ranges from 2% to 15% of premiums paid in the first Policy Year up to the first target premium. For renewal years, the expense allowances and additional cash compensation can be as high as 0.3% on targets 2 and thereafter. Such additional compensation may give PL&A greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford PL&A a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

As of December 31, 2020, the following firms have arrangements in effect with PSD pursuant to which the firms are entitled to receive a revenue sharing payment: AIG, AXA advisors LLC, Benefit Funding, Cadaret Grant & Co Inc, Cambridge Inv Research Inc, Capital Investment Group, Cetera Advisors LLC, Cetera Advisors Networks LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Commonwealth Financial Network Equity, CPS Financial & Insurance Services Inc, CUSO Financial Services LP, FAS CORP, First Allied Sec Inc, FSC Securities Corp, First Heartland Capital Corporation, Futurity First Insurance, IFP Securities, Independent Financial Group, Kestra Investment Services LLC, Linsco Private Ledger Corp, Lion Street Financial LLC, M Holdings Securities, Next Financial Group Inc, PensionMark Securities LLC, P J Robb Variable Corp, ProEquities, Prudential Annuities Distributor Inc, Royal Alliance, Sagepoint Financial Inc, Saybrus Equity Svcs Inc, Securian Financial Services, Securities America, Simplicity Financial, Sorrento Pacific Financial LLC, The Huntington Investment Company, The Leaders Group, Transamerica Financial, United Planners, Western International Securities, Woodbury Financial Services, and World Equity Group.

We or our affiliates may also pay other override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the broker-dealer’s expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Life insurance producers may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

All of the compensation described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products and may influence your life insurance producer or broker-dealer to present this Policy over other investment options. You may ask your life insurance producer about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the Policy.

Portfolio managers of the underlying portfolios of Pacific Select Fund available under this Policy may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by PL&A or PSD that are attended by, among others, life insurance producers of PSD, who would receive information and/or training regarding the Fund’s portfolios and their management by the portfolio managers in addition to information respecting the variable annuity and/or life insurance products issued by PL&A and its affiliates. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of PL&A, officers and trustees of Pacific Select Fund, and spouses/guests of the foregoing. The Pacific Select Fund’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Pacific Select Fund pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by PL&A or PSD. Additional expenses and promotional items may be paid for by PL&A and/or portfolio managers. PSD serves as the Pacific Select Fund’s distributor.

8

The Separate Account

The Separate Account was established on September 24, 1998 under Arizona law under the authority of our Board of Directors. It is registered with the SEC as a type of investment company called a unit investment trust. The SEC does not oversee the administration or investment practices or policies of the Separate Account.

The Separate Account is not the only investor in the Funds. Investments in the Funds by other separate accounts for variable annuity contracts and variable life insurance contracts could cause conflicts. For more information, please see the Statement of Additional Information for the Funds.

Pursuant to Commodity Futures Trading Commission Rule 4.5, PL&A has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Performance

Performance information may appear in advertisements, sales literature, or reports to Policy Owners or prospective buyers.

Information about performance of any Variable Account of the Separate Account reflects only the performance of a hypothetical Policy. The calculations are based on allocating the hypothetical Policy’s Accumulated Value to the Variable Account during a particular time period.

Performance information is no guarantee of how a portfolio or Variable Account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Variable Account invests, and the market conditions during the period of time that’s shown.

We may show performance information in any way that’s allowed under the law that applies to it. This may include presenting a change in Accumulated Value due to the performance of one or more Variable Accounts, or as a change in a Policy Owner’s Death Benefit.

We may show performance as a change in Accumulated Value over time or in terms of the average annual compounded rate of return on Accumulated Value. This would be based on allocating premium payments for a hypothetical Policy to a particular Variable Account over certain periods of time, including one year, or from the day the Variable Account started operating. If a portfolio has existed for longer than its corresponding Variable Account, we may also show the hypothetical returns that the Variable Account would have achieved had it invested in the portfolio from the day the portfolio started operating.

Performance may reflect the deduction of all Policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different Death Benefit Options will result in different expenses for the cost of insurance, and the varying expenses will result in different Accumulated Values.

Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical Policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the Policy is surrendered and do not reflect any deduction of the surrender charge.

We may also show performance of the underlying portfolios based on the change in value of a hypothetical investment over time or in terms of the average annual compounded return over time. Performance of the portfolios will not reflect the deduction of Policy charges. If Policy charges were reflected, the performance would be lower.

In our advertisements, sales literature and reports to Policy Owners, we may compare performance information for a Variable Account to:

• other variable life separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

• the Consumer Price Index, to assess the real rate of return from buying a Policy by taking inflation into consideration

• various indices that are unmanaged.

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Reports and promotional literature may also contain our rating or a rating of our claims paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Yields

The yield or total return of any Variable Account or portfolio does not reflect the deduction of Policy charges.

Fidelity® VIP Government Money Market Variable Account

The “yield” (also called “current yield”) of the Fidelity® VIP Government Money Market Variable Account is computed in accordance with a standard method prescribed by the SEC. The net change in the Variable Account’s unit value during a seven-day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The “effective yield” of the Fidelity® VIP Government Money Market Variable Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (To the power of 365/7)] – 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Fidelity® VIP Government Money Market portfolio are not included in the yield calculation.

Other Variable Accounts

“Yield” of the other Variable Accounts is computed in accordance with a different standard method prescribed by the SEC. For each Variable Account, the net investment income (investment income less expenses) per accumulation unit earned during a specified one month or 30-day period is divided by the unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30-day period for a year), according to the following formula, which assumes semiannual compounding:

YIELD = 2[(	a – b	+ 1) [6] – 1]
cd

where:

a =net investment income earned during the period by the underlying portfolio of the Variable Account,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of accumulation units outstanding during the period that were entitled to receive dividends, and

d =the unit value of the accumulation units on the last day of the period.

The Variable Accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the Fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the Variable Account’s performance in the future. Yield should also be considered relative to changes in unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a Variable Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Fidelity® VIP Government Money Market portfolio

Current yield for the Fidelity® VIP Government Money Market portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of portfolio expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the

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start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fidelity® VIP Government Money Market portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield: [(Base Period Return + 1)(To the power of 365/7)] – 1.

Other portfolios

Quotations of yield for the remaining portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(	a – b	+ 1)[6] – 1]
cd

where:

a =dividends and interest earned during the period,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d =the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include a period of one year (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Financial Statements

The financial statements of Pacific Select Exec Separate Account of PL&A as of December 31, 2020 and for each of the periods presented, are included in this SAI. PL&A’s financial statements as of December 31, 2020 and 2019 and for each of the two years in the period ended December 31, 2020, are included in this SAI. These financial statements should be considered only as bearing on the ability of PL&A to meet its obligations under the Policies and not as a bearing on the investment performance of the assets held in the Separate Account.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements of Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2020 for each of the periods presented have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Pacific Life & Annuity Company as of December 31, 2020 and 2019 and for each of the two years in the period ended December 31, 2020 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The business address of Deloitte & Touche LLP is 695 Town Center Drive, Costa Mesa, CA 92626.

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Form No. [ ]

TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-3
Statements of Operations	SA-8
Statements of Changes in Net Assets	SA-13
Financial Highlights	SA-28
Notes to Financial Statements	SA-37
Report of Independent Registered Public Accounting Firm	SA-41

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2020

Each variable account invests in shares of the corresponding portfolio or fund (with the same name). The shares owned and value of investments as of December 31, 2020; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2020, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	30	$380	$1,053	$1,089
Diversified Bond Class I *	19,727	240,164	56,170	78,423
Floating Rate Income Class I *	7,692	101,400	3,527	3,723
High Yield Bond Class I *	55,610	521,681	62,922	14,767
Inflation Managed Class I *	49,757	621,807	47,249	65,996
Managed Bond Class I *	101,873	1,520,813	120,766	128,561
Short Duration Bond Class I *	17,457	187,744	40,796	62,124
Emerging Markets Debt Class I *	6,855	88,936	2,658	2,012
Dividend Growth Class I *	15,565	456,340	40,751	33,919
Equity Index Class I *	52,430	4,864,049	239,157	201,422
Focused Growth Class I *	8,104	426,506	10,975	27,142
Growth Class I *	14,393	756,848	67,777	49,108
Large-Cap Growth Class I *	60,711	1,243,699	41,631	125,778
Large-Cap Value Class I *	45,782	1,248,682	120,910	68,563
Main Street® Core Class I *	22,954	1,233,640	26,855	121,798
Mid-Cap Equity Class I *	43,700	1,283,122	91,851	94,402
Mid-Cap Growth Class I *	34,422	945,604	39,773	96,355
Mid-Cap Value Class I *	1,376	29,699	3,853	26,022
Small-Cap Equity Class I *	7,767	185,522	28,491	53,343
Small-Cap Growth Class I *	5,408	177,825	362	44,171
Small-Cap Index Class I *	35,941	1,108,467	85,471	60,242
Small-Cap Value Class I *	26,455	601,280	42,386	136,672
Value Class I *	20,306	326,631	27,905	31,913
Value Advantage Class I *	13,696	260,133	830	1,878
Emerging Markets Class I *	41,497	1,001,537	58,497	89,255
International Large-Cap Class I *	110,353	1,324,637	72,389	64,978
International Small-Cap Class I *	9,664	112,722	6,466	17,912
International Value Class I *	50,923	603,473	84,954	72,421
Health Sciences Class I *	25,886	1,490,992	34,189	64,568
Real Estate Class I *	28,301	805,548	90,538	96,001
Technology Class I *	38,926	565,129	126,594	107,506
PSF DFA Balanced Allocation Class D *	1	12	1	4
Pacific Dynamix - Conservative Growth Class I *	324	6,311	1,433	723
Pacific Dynamix - Moderate Growth Class I *	31,495	793,861	5,701	35,108
Pacific Dynamix - Growth Class I *	34,050	982,186	166,251	75,050
Portfolio Optimization Conservative Class I *	379	5,687	487	—
Portfolio Optimization Moderate-Conservative Class I *	3,914	65,508	12,286	7,313
Portfolio Optimization Moderate Class I *	102,980	1,894,396	80,509	85,163
Portfolio Optimization Growth Class I *	170,747	3,412,771	91,138	198,942
Portfolio Optimization Aggressive-Growth Class I *	71,463	1,475,972	132,696	35,044
Invesco Oppenheimer V.I. Global Series II	3,031	155,698	8,121	6,950
Invesco V.I. International Growth Series II	9,586	401,456	60,292	60,751
American Century VP Mid Cap Value Class II	3,843	79,050	17,011	1,737
American Funds IS Asset Allocation Class 4	5,375	140,071	19,128	76,699
American Funds IS Growth Class 4	8,727	1,023,160	45,202	124,046
American Funds IS Growth-Income Class 4	6,789	366,513	31,556	81,578
BlackRock® 60/40 Target Allocation ETF V.I. Class I *	28	381	387	365
BlackRock® Basic Value V.I. Class III	1,463	19,688	6,487	3,521
BlackRock® Global Allocation V.I. Class III	47,555	774,666	113,548	123,929
BNY Mellon VIF Appreciation Service Shares	22	1,017	983	16
Fidelity® VIP Contrafund® Service Class 2	27,979	1,307,459	19,712	42,170
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	283	3,975	757	542
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	5,383	80,312	14,177	18,408
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	439	7,332	1,905	1,201

See Notes to Financial Statements	See explanation of symbol on page SA-2

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	844	$14,126	$4,255	$2,753
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	45	1,226	1,613	2,985
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	1,523	39,437	11,975	1,704
Fidelity® VIP Government Money Market Service Class	488,511	488,511	502,682	825,575
Fidelity® VIP Growth Service Class 2	1,164	117,042	52,241	4,819
Fidelity® VIP Mid Cap Service Class 2	15,029	560,416	16,428	14,701
Fidelity® VIP Value Strategies Service Class 2	906	12,389	3,468	17,424
Templeton Foreign VIP Class 2	16,429	218,182	6,970	1,437
Templeton Global Bond VIP Class 2	11,340	156,721	56,446	15,976
Janus Henderson Enterprise Service Shares	1,872	163,762	34,767	11,022
Janus Henderson Overseas Service Shares	4,207	153,881	4,415	4,847
Lazard Retirement Global Dynamic Multi-Asset Service Shares	6	82	44	33
ClearBridge Variable Aggressive Growth - Class II	9,161	270,162	33,777	12,537
ClearBridge Variable Mid Cap - Class II	695	17,697	3,553	908
Lord Abbett Bond Debenture Class VC	4,187	52,294	3,401	13,873
Lord Abbett Developing Growth Class VC	8,171	385,520	89,847	6,995
Lord Abbett Fundamental Equity Class VC	589	9,784	1,281	5,219
Lord Abbett Total Return Class VC	9,922	172,142	67,480	13,339
M Capital Appreciation	3,291	94,690	8,327	11,377
M Large Cap Growth	1,114	37,290	7,552	5,876
M Large Cap Value	416	5,006	143	2,353
MFS® New Discovery Series - Service Class	6,223	146,915	17,492	3,530
MFS® Utilities Series - Service Class	3,690	128,018	20,310	71,217
MFS® Value Series - Service Class	1,047	20,896	5,586	22,379
Neuberger Berman Sustainable Equity Class I *	6	171	170	—
PIMCO Global Managed Asset Allocation - Advisor Class	8,424	111,362	10,612	2,830
PIMCO Income - Administrative Class	267	2,939	745	278
Royce Micro-Cap Service Class	1,622	18,867	10,001	13,297
State Street Total Return V.I.S. Class 3	229	3,802	1,732	7,389
T. Rowe Price Blue Chip Growth - II	23,995	1,163,256	254,869	80,213
T. Rowe Price Equity Income - II	13,395	349,618	24,456	17,227
VanEck VIP Global Hard Assets Initial Class	17,587	395,357	46,599	40,953

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Managed
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$380	$240,164	$101,400	$521,681	$621,807	$1,520,813
Receivables:
Due from Pacific Life & Annuity Company	—	2,189	1,095	2,221	—	2,247
Investments sold	—	—	—	—	—	—
Total Assets	380	242,353	102,495	523,902	621,807	1,523,060
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	1	—
Investments purchased	—	2,190	1,095	2,220	—	2,246
Total Liabilities	—	2,190	1,095	2,220	1	2,246
NET ASSETS	$380	$240,163	$101,400	$521,682	$621,806	$1,520,814
Units Outstanding	30	11,636	7,695	16,535	21,891	49,287
Accumulation Unit Value	$12.80	$20.64	$13.18	$31.55	$28.40	$30.86
Cost of Investments	$380	$177,076	$93,406	$313,017	$505,563	$1,104,816

	Short Duration	Emerging	Dividend	Equity	Focused
	Bond	Markets Debt	Growth	Index	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$187,744	$88,936	$456,340	$4,864,049	$426,506	$756,848
Receivables:
Due from Pacific Life & Annuity Company	—	1	36	4,440	—	36
Investments sold	—	—	—	—	—	—
Total Assets	187,744	88,937	456,376	4,868,489	426,506	756,884
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2	—	—	—	2	—
Investments purchased	—	—	—	4,381	—	24
Total Liabilities	2	—	—	4,381	2	24
NET ASSETS	$187,742	$88,937	$456,376	$4,864,108	$426,504	$756,860
Units Outstanding	13,107	6,706	10,839	132,196	4,761	23,798
Accumulation Unit Value	$14.32	$13.26	$42.11	$36.79	$89.59	$31.80
Cost of Investments	$160,121	$67,336	$128,932	$1,556,104	$40,722	$201,113

	Large-Cap	Large-Cap	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Core	Equity	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,243,699	$1,248,682	$1,233,640	$1,283,122	$945,604	$29,699
Receivables:
Due from Pacific Life & Annuity Company	—	2	34	22	2	3
Investments sold	—	2	—	—	—	—
Total Assets	1,243,699	1,248,686	1,233,674	1,283,144	945,606	29,702
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	16	—	—	—	—	—
Investments purchased	23	—	—	—	—	—
Total Liabilities	39	—	—	—	—	—
NET ASSETS	$1,243,660	$1,248,686	$1,233,674	$1,283,144	$945,606	$29,702
Units Outstanding	32,636	36,650	36,346	19,809	18,863	705
Accumulation Unit Value	$38.11	$34.07	$33.94	$64.78	$50.13	$42.14
Cost of Investments	$262,990	$430,696	$336,136	$412,331	$177,553	$13,396

See Notes to Financial Statements

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap		Value
	Equity	Growth	Index	Value	Value	Advantage
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$185,522	$177,825	$1,108,467	$601,280	$326,631	$260,133
Receivables:
Due from Pacific Life & Annuity Company	—	—	2,095	32	—	35
Investments sold	—	—	—	—	—	—
Total Assets	185,522	177,825	1,110,562	601,312	326,631	260,168
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	4	—	—	2	—
Investments purchased	—	—	2,111	—	—	—
Total Liabilities	1	4	2,111	—	2	—
NET ASSETS	$185,521	$177,821	$1,108,451	$601,312	$326,629	$260,168
Units Outstanding	4,897	4,766	23,020	10,425	12,496	13,697
Accumulation Unit Value	$37.88	$37.31	$48.15	$57.68	$26.14	$18.99
Cost of Investments	$103,274	$32,909	$304,203	$271,031	$127,098	$206,981

	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,001,537	$1,324,637	$112,722	$603,473	$1,490,992	$805,548
Receivables:
Due from Pacific Life & Annuity Company	125	4	1	2,139	106	1,091
Investments sold	—	1	—	—	—	—
Total Assets	1,001,662	1,324,642	112,723	605,612	1,491,098	806,639
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	—	—	2,139	—	1,095
Total Liabilities	—	—	—	2,139	—	1,095
NET ASSETS	$1,001,662	$1,324,642	$112,723	$603,473	$1,491,098	$805,544
Units Outstanding	12,890	47,133	6,487	49,557	15,186	12,520
Accumulation Unit Value	$77.71	$28.10	$17.38	$12.18	$98.19	$64.34
Cost of Investments	$251,703	$573,234	$53,419	$443,496	$187,912	$276,797

			Pacific	Pacific
		PSF DFA	Dynamix -	Dynamix -	Pacific	Portfolio
		Balanced	Conservative	Moderate	Dynamix -	Optimization
	Technology	Allocation	Growth	Growth	Growth	Conservative
	Class I	Class D	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$565,129	$12	$6,311	$793,861	$982,186	$5,687
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	3,574	—	—
Investments sold	—	—	—	—	—	—
Total Assets	565,129	12	6,311	797,435	982,186	5,687
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	10	—	—	—	1	—
Investments purchased	2	—	—	3,574	—	—
Total Liabilities	12	—	—	3,574	1	—
NET ASSETS	$565,117	$12	$6,311	$793,861	$982,185	$5,687
Units Outstanding	18,988	1	266	27,924	29,231	367
Accumulation Unit Value	$29.76	$15.00	$23.70	$28.43	$33.60	$15.50
Cost of Investments	$190,500	$9	$4,913	$537,708	$552,878	$4,439

See Notes to Financial Statements

	Variable Accounts
	Portfolio			Portfolio
	Optimization	Portfolio	Portfolio	Optimization	Invesco	Invesco V.I.
	Moderate-	Optimization	Optimization	Aggressive-	Oppenheimer	International
	Conservative	Moderate	Growth	Growth	V.I. Global	Growth
	Class I	Class I	Class I	Class I	Series II	Series II
ASSETS
Investments in mutual funds, at value	$65,508	$1,894,396	$3,412,771	$1,475,972	$155,698	$401,456
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	—	—
Investments sold	—	—	—	—	—	—
Total Assets	65,508	1,894,396	3,412,771	1,475,972	155,698	401,456
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	60	68	7	11	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	60	68	7	11	—
NET ASSETS	$65,508	$1,894,336	$3,412,703	$1,475,965	$155,687	$401,456
Units Outstanding	3,797	100,232	166,943	70,145	6,468	21,976
Accumulation Unit Value	$17.25	$18.90	$20.44	$21.04	$24.07	$18.27
Cost of Investments	$40,432	$1,080,737	$1,626,447	$802,251	$112,348	$327,646

	American				BlackRock
	Century	American Funds	American Funds	American Funds	60/40 Target	BlackRock
	VP Mid Cap Value	IS Asset Allocation	IS Growth	IS Growth-Income	Allocation	Basic Value
	Class II	Class 4	Class 4	Class 4	ETF V.I. Class I	V.I. Class III
ASSETS
Investments in mutual funds, at value	$79,050	$140,071	$1,023,160	$366,513	$381	$19,688
Receivables:
Due from Pacific Life & Annuity Company	79	1	—	—	—	6
Investments sold	—	—	—	—	—	—
Total Assets	79,129	140,072	1,023,160	366,513	381	19,694
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	40	9	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	40	9	—	—
NET ASSETS	$79,129	$140,072	$1,023,120	$366,504	$381	$19,694
Units Outstanding	3,228	3,851	16,726	9,684	25	789
Accumulation Unit Value	$24.51	$36.37	$61.17	$37.85	$15.05	$24.96
Cost of Investments	$67,640	$114,309	$585,669	$305,661	$381	$14,250

	BlackRock			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Global	BNY Mellon VIF	Fidelity VIP	Freedom 2015	Freedom 2020	Freedom 2025
	Allocation	Appreciation	Contrafund	Portfolio	Portfolio	Portfolio
	V.I. Class III	Service Shares (1)	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$774,666	$1,017	$1,307,459	$3,975	$80,312	$7,332
Receivables:
Due from Pacific Life & Annuity Company	1	—	28	—	—	—
Investments sold	—	—	—	—	—	—
Total Assets	774,667	1,017	1,307,487	3,975	80,312	7,332
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	—	—	—	—
NET ASSETS	$774,667	$1,017	$1,307,487	$3,975	$80,312	$7,332
Units Outstanding	27,620	41	29,090	193	3,874	332
Accumulation Unit Value	$28.05	$24.68	$44.95	$20.56	$20.73	$22.06
Cost of Investments	$631,915	$967	$687,320	$3,646	$40,862	$5,705

See Notes to Financial Statements

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Money Market	Growth	Mid Cap
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$14,126	$1,226	$39,437	$488,511	$117,042	$560,416
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	1,103	—	—
Investments sold	—	—	—	—	—	—
Total Assets	14,126	1,226	39,437	489,614	117,042	560,416
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	4	1	—	—	2	6
Investments purchased	—	—	—	1,095	—	—
Total Liabilities	4	1	—	1,095	2	6
NET ASSETS	$14,122	$1,225	$39,437	$488,519	$117,040	$560,410
Units Outstanding	636	51	1,602	46,741	2,200	16,564
Accumulation Unit Value	$22.19	$24.05	$24.62	$10.45	$53.19	$33.83
Cost of Investments	$11,312	$1,225	$33,122	$488,511	$64,716	$421,270

				Janus	Janus	Lazard Retirement
	Fidelity VIP		Templeton	Henderson	Henderson	Global Dynamic
	Value Strategies	Templeton Foreign	Global Bond	Enterprise	Overseas	Multi-Asset
	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Shares
ASSETS
Investments in mutual funds, at value	$12,389	$218,182	$156,721	$163,762	$153,881	$82
Receivables:
Due from Pacific Life & Annuity Company	3	—	1,094	80	—	—
Investments sold	—	—	—	—	—	—
Total Assets	12,392	218,182	157,815	163,842	153,881	82
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	4	—
Investments purchased	—	—	1,095	—	—	—
Total Liabilities	—	—	1,095	—	4	—
NET ASSETS	$12,392	$218,182	$156,720	$163,842	$153,877	$82
Units Outstanding	451	16,538	12,785	3,603	11,257	6
Accumulation Unit Value	$27.51	$13.19	$12.26	$45.48	$13.67	$14.00
Cost of Investments	$5,511	$227,908	$180,652	$84,160	$124,197	$56

	ClearBridge
	Variable	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Aggressive	Variable	Variable Global	Bond	Lord Abbett	Fundamental
	Growth -	Mid Cap -	High Yield Bond -	Debenture	Developing Growth	Equity
	Class II	Class II	Class II (1)	Class VC	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$270,162	$17,697	$—	$52,294	$385,520	$9,784
Receivables:
Due from Pacific Life & Annuity Company	—	40	—	—	3	—
Investments sold	—	—	—	—	—	—
Total Assets	270,162	17,737	—	52,294	385,523	9,784
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	—	—	—	—
NET ASSETS	$270,162	$17,737	$—	$52,294	$385,523	$9,784
Units Outstanding	8,469	610	—	3,673	8,618	418
Accumulation Unit Value	$31.90	$29.07	See Note (1)	$14.24	$44.74	$23.41
Cost of Investments	$232,724	$11,623	$—	$49,353	$268,316	$9,238

(1) All units were fully redeemed or transferred prior to December 31, 2020 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

	Variable Accounts
					MFS	MFS
	Lord Abbett				New Discovery	Utilities
	Total Return	M Capital	M Large Cap	M Large Cap	Series -	Series -
	Class VC	Appreciation	Growth	Value	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$172,142	$94,690	$37,290	$5,006	$146,915	$128,018
Receivables:
Due from Pacific Life & Annuity Company	—	74	—	—	1	—
Investments sold	—	—	—	—	—	—
Total Assets	172,142	94,764	37,290	5,006	146,916	128,018
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	1
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	—	—	—	1
NET ASSETS	$172,142	$94,764	$37,290	$5,006	$146,916	$128,017
Units Outstanding	13,454	1,715	582	177	2,996	5,211
Accumulation Unit Value	$12.79	$55.25	$64.08	$28.35	$49.05	$24.57
Cost of Investments	$167,167	$71,861	$25,171	$4,459	$91,128	$78,070

			PIMCO Global
	MFS		Managed Asset
	Value	Neuberger Berman	Allocation -	PIMCO Income -	Royce	State Street
	Series -	Sustainable	Advisor	Administrative	Micro-Cap	Total Return
	Service Class	Equity Class I	Class	Class	Service Class	V.I.S. Class 3
ASSETS
Investments in mutual funds, at value	$20,896	$171	$111,362	$2,939	$18,867	$3,802
Receivables:
Due from Pacific Life & Annuity Company	5	—	—	—	—	1
Investments sold	—	—	—	—	—	—
Total Assets	20,901	171	111,362	2,939	18,867	3,803
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	1	—	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	1	—	—	—
NET ASSETS	$20,901	$171	$111,361	$2,939	$18,867	$3,803
Units Outstanding	1,344	7	7,633	252	1,017	198
Accumulation Unit Value	$15.56	$24.49	$14.59	$11.68	$18.56	$19.18
Cost of Investments	$18,669	$170	$98,014	$2,882	$12,991	$3,190

	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Equity	Global Hard Assets
	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$1,163,256	$349,618	$395,357
Receivables:
Due from Pacific Life & Annuity Company	139	2,169	1
Investments sold	—	—	—
Total Assets	1,163,395	351,787	395,358
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—
Investments purchased	—	2,190	—
Total Liabilities	—	2,190	—
NET ASSETS	$1,163,395	$349,597	$395,358
Units Outstanding	20,683	13,340	23,711
Accumulation Unit Value	$56.25	$26.21	$16.67
Cost of Investments	$445,063	$267,125	$323,374

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2020

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Managed
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	36	2,756	(25)	(819)	2,862	10,764
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	36	2,756	(25)	(819)	2,862	10,764
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1	21,083	4,485	28,833	60,890	104,745
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37	$23,839	$4,460	$28,014	$63,752	$115,509

	Short Duration	Emerging	Dividend	Equity	Focused
	Bond	Markets Debt	Growth	Index	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,358	(89)	6,945	2,534	14,783	11,196
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	3,358	(89)	6,945	2,534	14,783	11,196
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,722	1,690	50,549	749,375	104,392	175,615
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,080	$1,601	$57,494	$751,909	$119,175	$186,811

	Large-Cap	Large-Cap	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Core	Equity	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	59,140	1,114	60,215	5,793	50,079	7,270
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	59,140	1,114	60,215	5,793	50,079	7,270
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	293,253	67,238	87,164	275,455	266,939	(12,122)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$352,393	$68,352	$147,379	$281,248	$317,018	$(4,852)

See Notes to Financial Statements

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap		Value
	Equity	Growth	Index	Value	Value	Advantage
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,610	31,427	1,523	22,802	6,991	(1)
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,610	31,427	1,523	22,802	6,991	(1)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	9,035	36,723	183,499	(39,185)	(29,325)	(7,712)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,645	$68,150	$185,022	$(16,383)	$(22,334)	$(7,713)

	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	19,037	4,012	(2,881)	(2,651)	19,950	912
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	19,037	4,012	(2,881)	(2,651)	19,950	912
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	126,802	128,506	8,206	(33,959)	216,216	(33,529)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$145,839	$132,518	$5,325	$(36,610)	$236,166	$(32,617)

			Pacific	Pacific
		PSF DFA	Dynamix -	Dynamix -	Pacific	Portfolio
		Balanced	Conservative	Moderate	Dynamix -	Optimization
	Technology	Allocation	Growth	Growth	Growth	Conservative
	Class I	Class D	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	8,777	—	(14)	4,190	(6,944)	—
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	8,777	—	(14)	4,190	(6,944)	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	175,129	1	698	96,464	139,134	412
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$183,906	$1	$684	$100,654	$132,190	$412

See Notes to Financial Statements

	Variable Accounts
	Portfolio			Portfolio
	Optimization	Portfolio	Portfolio	Optimization	Invesco	Invesco V.I.
	Moderate-	Optimization	Optimization	Aggressive-	Oppenheimer	International
	Conservative	Moderate	Growth	Growth	V.I. Global	Growth
	Class I	Class I	Class I	Class I	Series II	Series II
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$571	$7,457
Net Investment Income	—	—	—	—	571	7,457
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	817	285	56,616	(1,817)	(402)	929
Capital gain distributions	—	—	—	—	4,736	8,129
Realized Gain (Loss) on Investments	817	285	56,616	(1,817)	4,334	9,058
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,270	198,952	325,108	167,527	28,348	32,870
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,087	$199,237	$381,724	$165,710	$33,253	$49,385

	American				BlackRock
	Century	American Funds	American Funds	American Funds	60/40 Target	BlackRock
	VP Mid Cap Value	IS Asset Allocation	IS Growth	IS Growth-Income	Allocation	Basic Value
	Class II	Class 4	Class 4	Class 4	ETF V.I. Class I	V.I. Class III
INVESTMENT INCOME
Dividends	$1,068	$1,806	$1,634	$3,801	$—	$348
Net Investment Income	1,068	1,806	1,634	3,801	—	348
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(264)	(6,788)	6,157	(5,464)	(31)	(508)
Capital gain distributions	—	525	19,015	8,644	—	432
Realized Gain (Loss) on Investments	(264)	(6,263)	25,172	3,180	(31)	(76)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,099	5,340	319,579	26,861	11	515
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,903	$883	$346,385	$33,842	$(20)	$787

	BlackRock			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Global	BNY Mellon VIF	Fidelity VIP	Freedom 2015	Freedom 2020	Freedom 2025
	Allocation	Appreciation	Contrafund	Portfolio	Portfolio	Portfolio
	V.I. Class III	Service Shares (1)	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$8,857	$1	$857	$34	$756	$57
Net Investment Income	8,857	1	857	34	756	57
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,677)	—	2,378	(41)	1,536	(213)
Capital gain distributions	43,074	—	5,844	173	4,505	273
Realized Gain (Loss) on Investments	39,397	—	8,222	132	6,041	60
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	87,753	50	296,041	233	3,588	589
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$136,007	$51	$305,120	$399	$10,385	$706

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Money Market	Growth	Mid Cap
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$114	$—	$251	$1,811	$16	$1,813
Net Investment Income	114	—	251	1,811	16	1,813
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(180)	321	(224)	—	178	(2,046)
Capital gain distributions	547	97	1,201	—	4,482	—
Realized Gain (Loss) on Investments	367	418	977	—	4,660	(2,046)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,350	(384)	4,369	—	33,143	87,018
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,831	$34	$5,597	$1,811	$37,819	$86,785

				Janus	Janus	Lazard Retirement
	Fidelity VIP		Templeton	Henderson	Henderson	Global Dynamic
	Value Strategies	Templeton Foreign	Global Bond	Enterprise	Overseas	Multi-Asset
	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Shares
INVESTMENT INCOME
Dividends	$151	$6,424	$11,911	$—	$1,546	$—
Net Investment Income	151	6,424	11,911	—	1,546	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,122	(377)	(3,063)	(205)	(1,150)	—
Capital gain distributions	1,413	—	—	9,456	—	1
Realized Gain (Loss) on Investments	3,535	(377)	(3,063)	9,251	(1,150)	1
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,645)	(8,813)	(16,711)	16,720	20,765	2
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,959)	$(2,766)	$(7,863)	$25,971	$21,161	$3

	ClearBridge
	Variable	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Aggressive	Variable	Variable Global	Bond	Lord Abbett	Fundamental
	Growth -	Mid Cap -	High Yield Bond -	Debenture	Developing Growth	Equity
	Class II	Class II	Class II (1)	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends	$1,362	$6	$—	$1,899	$—	$111
Net Investment Income	1,362	6	—	1,899	—	111
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,061)	(92)	(72)	(457)	(618)	(2,278)
Capital gain distributions	22,794	187	—	—	34,175	14
Realized Gain (Loss) on Investments	21,733	95	(72)	(457)	33,557	(2,264)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	17,543	2,437	(59)	2,194	114,476	1,229
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,638	$2,538	$(131)	$3,636	$148,033	$(924)

(1) All units were fully redeemed or transferred prior to December 31, 2020 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

	Variable Accounts
					MFS	MFS
	Lord Abbett				New Discovery	Utilities
	Total Return	M Capital	M Large Cap	M Large Cap	Series -	Series -
	Class VC	Appreciation	Growth	Value	Service Class	Service Class
INVESTMENT INCOME
Dividends	$3,968	$—	$—	$90	$—	$3,749
Net Investment Income	3,968	—	—	90	—	3,749
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(205)	(7,830)	(288)	(352)	(280)	9,293
Capital gain distributions	3,156	1,903	4,193	53	11,796	4,436
Realized Gain (Loss) on Investments	2,951	(5,927)	3,905	(299)	11,516	13,729
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,605	17,651	4,140	(681)	35,002	(11,054)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,524	$11,724	$8,045	$(890)	$46,518	$6,424

			PIMCO Global
	MFS		Managed Asset
	Value	Neuberger Berman	Allocation -	PIMCO Income -	Royce	State Street
	Series -	Sustainable	Advisor	Administrative	Micro-Cap	Total Return
	Service Class	Equity Class I (1)	Class	Class	Service Class	V.I.S. Class 3
INVESTMENT INCOME
Dividends	$223	$—	$7,651	$119	$—	$60
Net Investment Income	223	—	7,651	119	—	60
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(230)	—	(88)	(9)	(3,738)	(2,420)
Capital gain distributions	749	—	1,887	8	243	—
Realized Gain (Loss) on Investments	519	—	1,799	(1)	(3,495)	(2,420)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,467)	1	6,470	48	7,118	821
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(725)	$1	$15,920	$166	$3,623	$(1,539)

	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Equity	Global Hard Assets
	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends	$—	$6,345	$2,904
Net Investment Income	—	6,345	2,904
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	7,000	(4,057)	(17,708)
Capital gain distributions	37,857	7,374	—
Realized Gain (Loss) on Investments	44,857	3,317	(17,708)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	260,335	(8,738)	85,300
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$305,192	$924	$70,496

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Core Income		Diversified Bond		Floating Rate Income
	Class I (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	36	—	2,756	146	(25)	16
Change in net unrealized appreciation (depreciation) on investments	1	(1)	21,083	21,198	4,485	3,490
Net Increase (Decrease) in Net Assets Resulting from Operations	37	(1)	23,839	21,344	4,460	3,506
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	380	380	10,440	11,952	3,186	3,159
Transfers between variable and fixed accounts, net	(332)	—	(26,593)	59,997	(382)	92,091
Policy maintenance charges	(83)	—	(7,726)	(8,375)	(3,623)	(2,804)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	1,409	1,514	385	658
Other	(1)	—	217	99	238	211
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(36)	380	(22,253)	65,187	(196)	93,315
NET INCREASE (DECREASE) IN NET ASSETS	1	379	1,586	86,531	4,264	96,821
NET ASSETS
Beginning of Year or Period	379	—	238,577	152,046	97,136	315
End of Year or Period	$380	$379	$240,163	$238,577	$101,400	$97,136

	High Yield Bond		Inflation Managed		Managed Bond
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(819)	12,724	2,862	5,590	10,764	28,288
Change in net unrealized appreciation (depreciation) on investments	28,833	45,965	60,890	45,717	104,745	91,702
Net Increase (Decrease) in Net Assets Resulting from Operations	28,014	58,689	63,752	51,307	115,509	119,990
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	36,674	19,545	42,390	41,319	73,767	80,425
Transfers between variable and fixed accounts, net	31,864	(5,120)	(22,833)	(36,388)	22,267	(27,664)
Policy maintenance charges	(21,382)	(22,131)	(45,895)	(43,307)	(79,961)	(79,655)
Policy benefits and terminations	(2,574)	(27,017)	(6,087)	(29,158)	(42,930)	(110,045)
Policy loans and loan repayments	3,033	(8,892)	13,152	(5,425)	17,937	(11,303)
Other	540	365	526	355	1,125	859
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	48,155	(43,250)	(18,747)	(72,604)	(7,795)	(147,383)
NET INCREASE (DECREASE) IN NET ASSETS	76,169	15,439	45,005	(21,297)	107,714	(27,393)
NET ASSETS
Beginning of Year	445,513	430,074	576,801	598,098	1,413,100	1,440,493
End of Year	$521,682	$445,513	$621,806	$576,801	$1,520,814	$1,413,100

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Short Duration Bond		Emerging Markets Debt		Dividend Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	3,358	4,983	(89)	214	6,945	7,296
Change in net unrealized appreciation (depreciation) on investments	3,722	4,947	1,690	7,478	50,549	87,182
Net Increase (Decrease) in Net Assets Resulting from Operations	7,080	9,930	1,601	7,692	57,494	94,478
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,025	12,672	3,077	5,329	22,589	18,714
Transfers between variable and fixed accounts, net	(21,225)	7,330	128	(5,039)	15,643	335
Policy maintenance charges	(14,164)	(16,339)	(2,756)	(2,949)	(20,780)	(24,963)
Policy benefits and terminations	(12,369)	(53,192)	—	—	(661)	(11,027)
Policy loans and loan repayments	7,144	(5,827)	—	—	(10,414)	(814)
Other	261	194	197	197	459	(25)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(21,328)	(55,162)	646	(2,462)	6,836	(17,780)
NET INCREASE (DECREASE) IN NET ASSETS	(14,248)	(45,232)	2,247	5,230	64,330	76,698
NET ASSETS
Beginning of Year	201,990	247,222	86,690	81,460	392,046	315,348
End of Year	$187,742	$201,990	$88,937	$86,690	$456,376	$392,046

	Equity Index		Focused Growth		Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	2,534	7,856	14,783	11,381	11,196	17,667
Change in net unrealized appreciation (depreciation) on investments	749,375	962,328	104,392	75,569	175,615	139,835
Net Increase (Decrease) in Net Assets Resulting from Operations	751,909	970,184	119,175	86,950	186,811	157,502
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	146,198	169,701	8,637	9,203	28,271	27,959
Transfers between variable and fixed accounts, net	95,933	(10,454)	(9,838)	(3,534)	32,176	(6,322)
Policy maintenance charges	(130,246)	(120,467)	(14,368)	(14,031)	(38,613)	(34,653)
Policy benefits and terminations	(85,167)	(54,278)	(1,339)	—	(709)	(12,523)
Policy loans and loan repayments	8,576	(6,329)	418	(4,442)	(2,675)	(1,600)
Other	2,450	1,954	323	315	222	(156)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	37,744	(19,873)	(16,167)	(12,489)	18,672	(27,295)
NET INCREASE (DECREASE) IN NET ASSETS	789,653	950,311	103,008	74,461	205,483	130,207
NET ASSETS
Beginning of Year	4,074,455	3,124,144	323,496	249,035	551,377	421,170
End of Year	$4,864,108	$4,074,455	$426,504	$323,496	$756,860	$551,377

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Large-Cap Growth		Large-Cap Value		Main Street Core
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	59,140	47,675	1,114	57,326	60,215	16,529
Change in net unrealized appreciation (depreciation) on investments	293,253	207,773	67,238	208,866	87,164	280,857
Net Increase (Decrease) in Net Assets Resulting from Operations	352,393	255,448	68,352	266,192	147,379	297,386
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	43,628	44,628	37,184	40,423	39,473	43,183
Transfers between variable and fixed accounts, net	(57,004)	(44,914)	77,400	(13,890)	(34,852)	(15,112)
Policy maintenance charges	(58,676)	(53,355)	(50,536)	(53,217)	(54,206)	(54,473)
Policy benefits and terminations	(18,104)	(32,356)	(28,432)	(59,340)	(47,094)	(25,866)
Policy loans and loan repayments	5,618	(8,559)	16,300	(7,829)	1,506	(3,000)
Other	380	(202)	431	(33)	234	(280)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(84,158)	(94,758)	52,347	(93,886)	(94,939)	(55,548)
NET INCREASE (DECREASE) IN NET ASSETS	268,235	160,690	120,699	172,306	52,440	241,838
NET ASSETS
Beginning of Year	975,425	814,735	1,127,987	955,681	1,181,234	939,396
End of Year	$1,243,660	$975,425	$1,248,686	$1,127,987	$1,233,674	$1,181,234

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	5,793	25,692	50,079	12,523	7,270	2,920
Change in net unrealized appreciation (depreciation) on investments	275,455	155,637	266,939	187,295	(12,122)	11,742
Net Increase (Decrease) in Net Assets Resulting from Operations	281,248	181,329	317,018	199,818	(4,852)	14,662
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	47,691	46,951	23,515	24,036	4,159	5,449
Transfers between variable and fixed accounts, net	877	5,328	(32,351)	(20,894)	(20,898)	(2,415)
Policy maintenance charges	(53,093)	(54,603)	(34,301)	(32,049)	(2,842)	(3,950)
Policy benefits and terminations	(9,123)	(50,739)	(8,386)	(12,993)	(2,702)	(4,014)
Policy loans and loan repayments	10,562	(1,479)	(5,321)	(3,527)	64	(3,256)
Other	540	(39)	262	234	50	68
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,546)	(54,581)	(56,582)	(45,193)	(22,169)	(8,118)
NET INCREASE (DECREASE) IN NET ASSETS	278,702	126,748	260,436	154,625	(27,021)	6,544
NET ASSETS
Beginning of Year	1,004,442	877,694	685,170	530,545	56,723	50,179
End of Year	$1,283,144	$1,004,442	$945,606	$685,170	$29,702	$56,723

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,610	82	31,427	8,499	1,523	15,238
Change in net unrealized appreciation (depreciation) on investments	9,035	38,278	36,723	31,486	183,499	167,817
Net Increase (Decrease) in Net Assets Resulting from Operations	10,645	38,360	68,150	39,985	185,022	183,055
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,438	9,089	—	—	36,896	39,281
Transfers between variable and fixed accounts, net	(24,044)	14,272	(25,543)	(333)	48,702	6,938
Policy maintenance charges	(8,186)	(9,913)	(6,154)	(6,476)	(42,627)	(43,948)
Policy benefits and terminations	(674)	(15,046)	(12,111)	(5,473)	(15,063)	(32,462)
Policy loans and loan repayments	524	(1,498)	—	(342)	(3,319)	(1,575)
Other	90	26	(2)	5	637	166
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(24,852)	(3,070)	(43,810)	(12,619)	25,226	(31,600)
NET INCREASE (DECREASE) IN NET ASSETS	(14,207)	35,290	24,340	27,366	210,248	151,455
NET ASSETS
Beginning of Year	199,728	164,438	153,481	126,115	898,203	746,748
End of Year	$185,521	$199,728	$177,821	$153,481	$1,108,451	$898,203

	Small-Cap Value		Value		Value Advantage
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	22,802	18,982	6,991	14,830	(1)	177
Change in net unrealized appreciation (depreciation) on investments	(39,185)	118,474	(29,325)	59,236	(7,712)	57,097
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,383)	137,456	(22,334)	74,066	(7,713)	57,274
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	36,665	32,887	15,090	17,266	830	830
Transfers between variable and fixed accounts, net	(102,348)	2,869	1,099	(6,082)	—	—
Policy maintenance charges	(27,463)	(34,462)	(17,176)	(21,525)	(1,883)	(1,789)
Policy benefits and terminations	(9,484)	(47,963)	(9,211)	(15,581)	—	—
Policy loans and loan repayments	7,534	(401)	5,992	(610)	—	—
Other	811	481	198	(99)	4	24
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(94,285)	(46,589)	(4,008)	(26,631)	(1,049)	(935)
NET INCREASE (DECREASE) IN NET ASSETS	(110,668)	90,867	(26,342)	47,435	(8,762)	56,339
NET ASSETS
Beginning of Year	711,980	621,113	352,971	305,536	268,930	212,591
End of Year	$601,312	$711,980	$326,629	$352,971	$260,168	$268,930

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Emerging Markets		International Large-Cap		International Small-Cap
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	19,037	16,171	4,012	26,328	(2,881)	(832)
Change in net unrealized appreciation (depreciation) on investments	126,802	167,480	128,506	243,633	8,206	20,109
Net Increase (Decrease) in Net Assets Resulting from Operations	145,839	183,651	132,518	269,961	5,325	19,277
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	59,526	47,317	63,871	45,196	7,131	14,042
Transfers between variable and fixed accounts, net	(41,752)	(8,595)	(11,297)	(16,950)	(13,545)	1,379
Policy maintenance charges	(34,644)	(37,344)	(52,912)	(53,697)	(5,557)	(6,510)
Policy benefits and terminations	(12,576)	(23,900)	(8,366)	(32,923)	(265)	(3,905)
Policy loans and loan repayments	(2,775)	(8,524)	14,646	(7,510)	576	(950)
Other	1,481	937	1,469	607	214	211
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(30,740)	(30,109)	7,411	(65,277)	(11,446)	4,267
NET INCREASE (DECREASE) IN NET ASSETS	115,099	153,542	139,929	204,684	(6,121)	23,544
NET ASSETS
Beginning of Year	886,563	733,021	1,184,713	980,029	118,844	95,300
End of Year	$1,001,662	$886,563	$1,324,642	$1,184,713	$112,723	$118,844

	International Value		Health Sciences		Real Estate
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(2,651)	2,903	19,950	17,044	912	19,959
Change in net unrealized appreciation (depreciation) on investments	(33,959)	88,290	216,216	246,293	(33,529)	186,819
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,610)	91,193	236,166	263,337	(32,617)	206,778
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	35,754	38,270	50,087	57,555	56,701	46,039
Transfers between variable and fixed accounts, net	20,076	49,126	802	1,458	(16,889)	(26,794)
Policy maintenance charges	(30,453)	(33,077)	(74,541)	(65,617)	(39,613)	(45,728)
Policy benefits and terminations	(21,227)	(36,171)	(5,345)	(812)	(6,591)	(4,974)
Policy loans and loan repayments	7,965	(2,954)	(2,477)	(5,993)	(47)	(1,801)
Other	418	42	1,112	695	976	812
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	12,533	15,236	(30,362)	(12,714)	(5,463)	(32,446)
NET INCREASE (DECREASE) IN NET ASSETS	(24,077)	106,429	205,804	250,623	(38,080)	174,332
NET ASSETS
Beginning of Year	627,550	521,121	1,285,294	1,034,671	843,624	669,292
End of Year	$603,473	$627,550	$1,491,098	$1,285,294	$805,544	$843,624

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Technology		PSF DFA		Pacific Dynamix -
	Class I		Balanced Allocation Class D		Conservative Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	8,777	306	—	—	(14)	1
Change in net unrealized appreciation (depreciation) on investments	175,129	99,215	1	3	698	593
Net Increase (Decrease) in Net Assets Resulting from Operations	183,906	99,521	1	3	684	594
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	14,659	14,163	—	—	1,433	1,433
Transfers between variable and fixed accounts, net	36,400	(7,216)	—	—	(35)	(1)
Policy maintenance charges	(25,551)	(20,854)	(4)	(5)	(690)	(666)
Policy benefits and terminations	—	(291)	—	—	—	—
Policy loans and loan repayments	(6,816)	942	—	—	—	—
Other	392	222	1	—	2	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	19,084	(13,034)	(3)	(5)	710	767
NET INCREASE (DECREASE) IN NET ASSETS	202,990	86,487	(2)	(2)	1,394	1,361
NET ASSETS
Beginning of Year	362,127	275,640	14	16	4,917	3,556
End of Year	$565,117	$362,127	$12	$14	$6,311	$4,917

	Pacific Dynamix - Moderate Growth Class I		Pacific Dynamix - Growth Class I		Portfolio Optimization Conservative Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,190	1,722	(6,944)	(38)	—	3,375
Change in net unrealized appreciation (depreciation) on investments	96,464	115,852	139,134	139,730	412	(1,013)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,654	117,574	132,190	139,692	412	2,362
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,292	6,299	34,670	30,863	486	486
Transfers between variable and fixed accounts, net	8	7	72,864	(5,526)	—	—
Policy maintenance charges	(36,343)	(34,423)	(18,369)	(11,887)	—	(1,635)
Policy benefits and terminations	—	—	—	—	—	(21,350)
Policy loans and loan repayments	—	—	59	—	—	—
Other	636	7	1,977	1,436	1	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(29,407)	(28,110)	91,201	14,886	487	(22,500)
NET INCREASE (DECREASE) IN NET ASSETS	71,247	89,464	223,391	154,578	899	(20,138)
NET ASSETS
Beginning of Year	722,614	633,150	758,794	604,216	4,788	24,926
End of Year	$793,861	$722,614	$982,185	$758,794	$5,687	$4,788

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative Class I		Moderate Class I		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	817	1,219	285	(2,877)	56,616	125,497
Change in net unrealized appreciation (depreciation) on investments	5,270	6,318	198,952	267,439	325,108	463,414
Net Increase (Decrease) in Net Assets Resulting from Operations	6,087	7,537	199,237	264,562	381,724	588,911
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	12,366	2,987	115,661	114,195	86,648	71,810
Transfers between variable and fixed accounts, net	35	1	(292)	(691)	(79,425)	(49,831)
Policy maintenance charges	(7,428)	(6,902)	(102,990)	(106,209)	(106,409)	(109,107)
Policy benefits and terminations	—	—	(22,156)	—	(50,086)	(116,840)
Policy loans and loan repayments	—	—	2,710	(47,333)	33,527	(125,113)
Other	—	(1)	2,406	2,170	7,934	4,895
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,973	(3,915)	(4,661)	(37,868)	(107,811)	(324,186)
NET INCREASE (DECREASE) IN NET ASSETS	11,060	3,622	194,576	226,694	273,913	264,725
NET ASSETS
Beginning of Year	54,448	50,826	1,699,760	1,473,066	3,138,790	2,874,065
End of Year	$65,508	$54,448	$1,894,336	$1,699,760	$3,412,703	$3,138,790

	Portfolio Optimization		Invesco Oppenheimer V.I.		Invesco V.I. International
	Aggressive-Growth Class I		Global Series II		Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$571	$736	$7,457	$4,307
Realized gain (loss) on investments	(1,817)	5,370	4,334	15,637	9,058	21,501
Change in net unrealized appreciation (depreciation) on investments	167,527	226,303	28,348	14,491	32,870	54,319
Net Increase (Decrease) in Net Assets Resulting from Operations	165,710	231,673	33,253	30,864	49,385	80,127
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	115,078	118,464	2,606	5,543	5,397	13,524
Transfers between variable and fixed accounts, net	13,821	14,837	615	(2,736)	(12,899)	106
Policy maintenance charges	(44,657)	(42,919)	(7,565)	(7,417)	(8,547)	(9,401)
Policy benefits and terminations	(951)	(80,285)	—	—	—	—
Policy loans and loan repayments	12,469	(15,819)	—	—	—	—
Other	1,891	1,838	206	211	4	4
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	97,651	(3,884)	(4,138)	(4,399)	(16,045)	4,233
NET INCREASE (DECREASE) IN NET ASSETS	263,361	227,789	29,115	26,465	33,340	84,360
NET ASSETS
Beginning of Year	1,212,604	984,815	126,572	100,107	368,116	283,756
End of Year	$1,475,965	$1,212,604	$155,687	$126,572	$401,456	$368,116

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	American Century		American Funds IS Asset		American Funds IS
	VP Mid Cap Value Class II		Allocation Class 4		Growth Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,068	$1,025	$1,806	$3,317	$1,634	$4,104
Realized gain (loss) on investments	(264)	4,894	(6,263)	10,059	25,172	83,047
Change in net unrealized appreciation (depreciation) on investments	2,099	6,991	5,340	24,472	319,579	107,637
Net Increase (Decrease) in Net Assets Resulting from Operations	2,903	12,910	883	37,848	346,385	194,788
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,908	14,131	17,191	7,846	28,936	28,173
Transfers between variable and fixed accounts, net	590	8	(75,465)	(5,801)	(39,047)	(3,445)
Policy maintenance charges	(4,320)	(4,747)	(3,157)	(4,153)	(36,052)	(36,482)
Policy benefits and terminations	—	—	—	(33,413)	(62,499)	(77,155)
Policy loans and loan repayments	—	(2,824)	1,264	1,264	8,348	(11,069)
Other	29	70	265	145	807	795
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	14,207	6,638	(59,902)	(34,112)	(99,507)	(99,183)
NET INCREASE (DECREASE) IN NET ASSETS	17,110	19,548	(59,019)	3,736	246,878	95,605
NET ASSETS
Beginning of Year	62,019	42,471	199,091	195,355	776,242	680,637
End of Year	$79,129	$62,019	$140,072	$199,091	$1,023,120	$776,242

	American Funds IS		BlackRock 60/40 Target		BlackRock Basic Value
	Growth-Income Class 4		Allocation ETF V.I. Class I (1)		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,801	$5,589	$—	$7	$348	$355
Realized gain (loss) on investments	3,180	37,543	(31)	3	(76)	11,285
Change in net unrealized appreciation (depreciation) on investments	26,861	41,550	11	(11)	515	(1,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,842	84,682	(20)	(1)	787	10,031
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	15,509	17,191	380	380	5,105	5,265
Transfers between variable and fixed accounts, net	(5,473)	(940)	(342)	—	683	(28)
Policy maintenance charges	(19,577)	(23,831)	(17)	—	(2,814)	(3,832)
Policy benefits and terminations	(60,879)	(17,388)	—	—	—	(49,370)
Policy loans and loan repayments	7,720	(600)	—	—	(801)	(1,840)
Other	232	138	1	—	13	39
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(62,468)	(25,430)	22	380	2,186	(49,766)
NET INCREASE (DECREASE) IN NET ASSETS	(28,626)	59,252	2	379	2,973	(39,735)
NET ASSETS
Beginning of Year or Period	395,130	335,878	379	—	16,721	56,456
End of Year or Period	$366,504	$395,130	$381	$379	$19,694	$16,721

(1) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	BlackRock Global Allocation		BNY Mellon VIF		Fidelity VIP Contrafund
	V.I. Class III		Appreciation Service Shares (1)		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,857	$8,568	$1		$857	$2,074
Realized gain (loss) on investments	39,397	25,618	—		8,222	109,369
Change in net unrealized appreciation (depreciation) on investments	87,753	71,807	50		296,041	145,514
Net Increase (Decrease) in Net Assets Resulting from Operations	136,007	105,993	51		305,120	256,957
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	64,085	66,145	—		20,824	26,045
Transfers between variable and fixed accounts, net	596	5,094	983		(439)	(1,673)
Policy maintenance charges	(23,364)	(22,528)	(16)		(44,509)	(41,817)
Policy benefits and terminations	(103,135)	(13,061)	—		(2,723)	(46,958)
Policy loans and loan repayments	(1,266)	(21,821)	—		(3,365)	(3,197)
Other	772	813	(1)		1,059	981
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(62,312)	14,642	966		(29,153)	(66,619)
NET INCREASE (DECREASE) IN NET ASSETS	73,695	120,635	1,017		275,967	190,338
NET ASSETS
Beginning of Year or Period	700,972	580,337	—		1,031,520	841,182
End of Year or Period	$774,667	$700,972	$1,017		$1,307,487	$1,031,520

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$34	$54	$756	$1,362	$57	$91
Realized gain (loss) on investments	132	201	6,041	5,187	60	124
Change in net unrealized appreciation (depreciation) on investments	233	216	3,588	7,283	589	706
Net Increase (Decrease) in Net Assets Resulting from Operations	399	471	10,385	13,832	706	921
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	540	540	9,412	9,750	1,811	1,811
Transfers between variable and fixed accounts, net	(416)	—	(686)	—	(823)	(7)
Policy maintenance charges	(122)	(96)	(18,504)	(16,652)	(738)	(675)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	6	5	286	279	124	8
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8	449	(9,492)	(6,623)	374	1,137
NET INCREASE (DECREASE) IN NET ASSETS	407	920	893	7,209	1,080	2,058
NET ASSETS
Beginning of Year	3,568	2,648	79,419	72,210	6,252	4,194
End of Year	$3,975	$3,568	$80,312	$79,419	$7,332	$6,252

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$114	$169	$—	$21	$251	$334
Realized gain (loss) on investments	367	278	418	36	977	692
Change in net unrealized appreciation (depreciation) on investments	1,350	1,335	(384)	221	4,369	4,161
Net Increase (Decrease) in Net Assets Resulting from Operations	1,831	1,782	34	278	5,597	5,187
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,566	3,566	1,424	1,573	4,371	2,400
Transfers between variable and fixed accounts, net	(1,071)	532	(2,644)	25	5,276	—
Policy maintenance charges	(1,683)	(1,524)	(174)	(145)	(839)	(762)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	28	3	(75)	(1)	11	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	840	2,577	(1,469)	1,452	8,819	1,636
NET INCREASE (DECREASE) IN NET ASSETS	2,671	4,359	(1,435)	1,730	14,416	6,823
NET ASSETS
Beginning of Year	11,451	7,092	2,660	930	25,021	18,198
End of Year	$14,122	$11,451	$1,225	$2,660	$39,437	$25,021

	Fidelity VIP Government		Fidelity VIP		Fidelity VIP
	Money Market Service Class		Growth Service Class 2		Mid Cap Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,811	$14,431	$16	$18	$1,813	$3,064
Realized gain (loss) on investments	—	—	4,660	2,660	(2,046)	45,872
Change in net unrealized appreciation (depreciation) on investments	—	—	33,143	6,883	87,018	45,857
Net Increase (Decrease) in Net Assets Resulting from Operations	1,811	14,431	37,819	9,561	86,785	94,793
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	107,272	147,529	2,587	4,717	13,265	17,121
Transfers between variable and fixed accounts, net	38,037	106,801	45,514	1,600	3,835	2,161
Policy maintenance charges	(108,010)	(106,536)	(5,201)	(4,126)	(22,388)	(24,318)
Policy benefits and terminations	(364,242)	(24,697)	—	(1,506)	(473)	(39,351)
Policy loans and loan repayments	1,786	(4,510)	—	(3,714)	4,826	438
Other	455	349	24	2	848	733
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(324,702)	118,936	42,924	(3,027)	(87)	(43,216)
NET INCREASE (DECREASE) IN NET ASSETS	(322,891)	133,367	80,743	6,534	86,698	51,577
NET ASSETS
Beginning of Year	811,410	678,043	36,297	29,763	473,712	422,135
End of Year	$488,519	$811,410	$117,040	$36,297	$560,410	$473,712

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Fidelity VIP Value		Templeton		Templeton
	Strategies Service Class 2		Foreign VIP Class 2		Global Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$151	$424	$6,424	$3,599	$11,911	$9,483
Realized gain (loss) on investments	3,535	3,116	(377)	1,465	(3,063)	(714)
Change in net unrealized appreciation (depreciation) on investments	(5,645)	5,261	(8,813)	20,030	(16,711)	(6,110)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,959)	8,801	(2,766)	25,094	(7,863)	2,659
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,892	5,905	1,195	3,073	25,859	6,279
Transfers between variable and fixed accounts, net	(16,057)	(10,353)	48	(5,243)	12,910	4,662
Policy maintenance charges	(1,384)	(1,955)	(2,139)	(2,239)	(5,146)	(5,405)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	(5,428)	(732)
Other	29	59	5	6	364	223
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,520)	(6,344)	(891)	(4,403)	28,559	5,027
NET INCREASE (DECREASE) IN NET ASSETS	(17,479)	2,457	(3,657)	20,691	20,696	7,686
NET ASSETS
Beginning of Year	29,871	27,414	221,839	201,148	136,024	128,338
End of Year	$12,392	$29,871	$218,182	$221,839	$156,720	$136,024

	Janus Henderson		Janus Henderson		Lazard Retirement Global
	Enterprise Service Shares		Overseas Service Shares		Dynamic Multi-Asset Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$59	$1,546	$2,402	$—	$—
Realized gain (loss) on investments	9,251	14,461	(1,150)	(7,898)	1	105
Change in net unrealized appreciation (depreciation) on investments	16,720	22,544	20,765	35,667	2	541
Net Increase (Decrease) in Net Assets Resulting from Operations	25,971	37,064	21,161	30,171	3	646
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,967	3,166	3,938	9,859	42	3,812
Transfers between variable and fixed accounts, net	16,810	(20,615)	(193)	388	—	(10,186)
Policy maintenance charges	(5,547)	(5,447)	(6,060)	(6,447)	(32)	(256)
Policy benefits and terminations	—	—	—	(20,164)	—	—
Policy loans and loan repayments	—	(3,890)	—	(1,734)	—	—
Other	72	84	336	323	—	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	14,302	(26,702)	(1,979)	(17,775)	10	(6,632)
NET INCREASE (DECREASE) IN NET ASSETS	40,273	10,362	19,182	12,396	13	(5,986)
NET ASSETS
Beginning of Year	123,569	113,207	134,695	122,299	69	6,055
End of Year	$163,842	$123,569	$153,877	$134,695	$82	$69

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ClearBridge Variable		ClearBridge Variable		Western Asset Variable
	Aggressive Growth - Class II		Mid Cap - Class II		Global High Yield Bond - Class II (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,362	$1,614	$6	$43	$—	$269
Realized gain (loss) on investments	21,733	2,027	95	117	(72)	4
Change in net unrealized appreciation (depreciation) on investments	17,543	42,781	2,437	2,720	(59)	349
Net Increase (Decrease) in Net Assets Resulting from Operations	40,638	46,422	2,538	2,880	(131)	622
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,019	14,696	3,663	3,701	2,822	1,411
Transfers between variable and fixed accounts, net	4	(171)	365	(153)	(7,986)	—
Policy maintenance charges	(16,490)	(17,018)	(1,591)	(1,630)	(243)	(542)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	551	505	20	26	—	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,916)	(1,988)	2,457	1,944	(5,407)	868
NET INCREASE (DECREASE) IN NET ASSETS	37,722	44,434	4,995	4,824	(5,538)	1,490
NET ASSETS
Beginning of Year or Period	232,440	188,006	12,742	7,918	5,538	4,048
End of Year or Period	$270,162	$232,440	$17,737	$12,742	$—	$5,538

	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,899	$2,328	$—	$—	$111	$178
Realized gain (loss) on investments	(457)	(280)	33,557	16,610	(2,264)	248
Change in net unrealized appreciation (depreciation) on investments	2,194	5,196	114,476	29,384	1,229	2,094
Net Increase (Decrease) in Net Assets Resulting from Operations	3,636	7,244	148,033	45,994	(924)	2,520
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	551	1,940	3,651	2,743	1,239	1,619
Transfers between variable and fixed accounts, net	(8,210)	1,402	53,560	2,248	(4,822)	(6)
Policy maintenance charges	(4,784)	(4,907)	(8,896)	(7,435)	(517)	(715)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	72	—	363	285	37	41
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(12,371)	(1,565)	48,678	(2,159)	(4,063)	939
NET INCREASE (DECREASE) IN NET ASSETS	(8,735)	5,679	196,711	43,835	(4,987)	3,459
NET ASSETS
Beginning of Year	61,029	55,350	188,812	144,977	14,771	11,312
End of Year	$52,294	$61,029	$385,523	$188,812	$9,784	$14,771

(1) All units were fully redeemed or transferred prior to December 31, 2020 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	Lord Abbett
	Total Return Class VC		M Capital Appreciation		M Large Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,968	$2,991	$—	$267	$—	$—
Realized gain (loss) on investments	2,951	(190)	(5,927)	6,034	3,905	1,741
Change in net unrealized appreciation (depreciation) on investments	3,605	6,532	17,651	12,913	4,140	6,573
Net Increase (Decrease) in Net Assets Resulting from Operations	10,524	9,333	11,724	19,214	8,045	8,314
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	26,468	8,528	3,833	4,082	3,234	2,793
Transfers between variable and fixed accounts, net	25,987	4,382	(5,178)	3,721	(41)	(29)
Policy maintenance charges	(5,625)	(4,598)	(1,959)	(2,232)	(1,396)	(1,244)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	(8,285)	(1,789)	—	(4,440)	—
Other	187	145	151	153	40	56
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	47,017	172	(4,942)	5,724	(2,603)	1,576
NET INCREASE (DECREASE) IN NET ASSETS	57,541	9,505	6,782	24,938	5,442	9,890
NET ASSETS
Beginning of Year	114,601	105,096	87,982	63,044	31,848	21,958
End of Year	$172,142	$114,601	$94,764	$87,982	$37,290	$31,848

			MFS New Discovery Series -		MFS Utilities Series -
	M Large Cap Value		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$90	$137	$—	$—	$3,749	$6,432
Realized gain (loss) on investments	(299)	234	11,516	15,087	13,729	884
Change in net unrealized appreciation (depreciation) on investments	(681)	1,111	35,002	23,356	(11,054)	29,090
Net Increase (Decrease) in Net Assets Resulting from Operations	(890)	1,482	46,518	38,443	6,424	36,406
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	3,741	3,900	7,027	8,797
Transfers between variable and fixed accounts, net	—	—	2,563	2,557	(53,510)	1,221
Policy maintenance charges	(158)	(182)	(4,284)	(4,575)	(10,214)	(10,567)
Policy benefits and terminations	—	—	—	(39,469)	—	—
Policy loans and loan repayments	(2,204)	—	—	—	(2,857)	(2,586)
Other	9	—	146	122	462	479
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,353)	(182)	2,166	(37,465)	(59,092)	(2,656)
NET INCREASE (DECREASE) IN NET ASSETS	(3,243)	1,300	48,684	978	(52,668)	33,750
NET ASSETS
Beginning of Year	8,249	6,949	98,232	97,254	180,685	146,935
End of Year	$5,006	$8,249	$146,916	$98,232	$128,017	$180,685

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	MFS Value Series - Service Class		Neuberger Berman Sustainable Equity Class I (1)		PIMCO Global Managed Asset Allocation - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$223	$633	$—		$7,651	$1,927
Realized gain (loss) on investments	519	1,426	—		1,799	(53)
Change in net unrealized appreciation (depreciation) on investments	(1,467)	6,122	1		6,470	12,416
Net Increase (Decrease) in Net Assets Resulting from Operations	(725)	8,181	1		15,920	14,290
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,805	7,029	170		1,068	1,028
Transfers between variable and fixed accounts, net	(20,718)	—	—		—	—
Policy maintenance charges	(1,852)	(2,735)	—		(3,011)	(3,201)
Policy benefits and terminations	—	—	—		—	—
Policy loans and loan repayments	—	—	—		—	—
Other	—	3	—		187	175
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(17,765)	4,297	170		(1,756)	(1,998)
NET INCREASE (DECREASE) IN NET ASSETS	(18,490)	12,478	171		14,164	12,292
NET ASSETS
Beginning of Year or Period	39,391	26,913	—		97,197	84,905
End of Year or Period	$20,901	$39,391	$171		$111,361	$97,197

	PIMCO Income -		Royce		State Street
	Administrative Class (2)		Micro-Cap Service Class		Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$119	$37	$—	$—	$60	$227
Realized gain (loss) on investments	(1)	(1)	(3,495)	1,467	(2,420)	(300)
Change in net unrealized appreciation (depreciation) on investments	48	9	7,118	1,149	821	1,579
Net Increase (Decrease) in Net Assets Resulting from Operations	166	45	3,623	2,616	(1,539)	1,506
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	9,751	4,913	597	1,567
Transfers between variable and fixed accounts, net	679	2,526	(11,835)	30	—	—
Policy maintenance charges	(339)	(138)	(1,454)	(1,923)	(1,071)	(1,130)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	(5,470)	—
Other	—	—	(1)	2	227	16
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	340	2,388	(3,539)	3,022	(5,717)	453
NET INCREASE (DECREASE) IN NET ASSETS	506	2,433	84	5,638	(7,256)	1,959
NET ASSETS
Beginning of Year or Period	2,433	—	18,783	13,145	11,059	9,100
End of Year or Period	$2,939	$2,433	$18,867	$18,783	$3,803	$11,059

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).
(2) Operations commenced or resumed during 2019 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	T. Rowe Price		T. Rowe Price		VanEck VIP
	Blue Chip Growth - II		Equity Income - II		Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$6,345	$7,189	$2,904	$—
Realized gain (loss) on investments	44,857	22,919	3,317	19,443	(17,708)	(8,784)
Change in net unrealized appreciation (depreciation) on investments	260,335	145,564	(8,738)	54,647	85,300	42,246
Net Increase (Decrease) in Net Assets Resulting from Operations	305,192	168,483	924	81,279	70,496	33,462
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	31,912	28,622	10,272	10,963	35,012	25,633
Transfers between variable and fixed accounts, net	139,965	(19,739)	676	2,986	(8,943)	21,161
Policy maintenance charges	(33,911)	(28,816)	(11,997)	(14,256)	(23,826)	(23,736)
Policy benefits and terminations	—	(8,357)	(3,814)	(49,313)	(5,446)	(15,794)
Policy loans and loan repayments	(1,949)	—	(2,361)	(643)	5,209	(400)
Other	817	569	734	692	736	651
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	136,834	(27,721)	(6,490)	(49,571)	2,742	7,515
NET INCREASE (DECREASE) IN NET ASSETS	442,026	140,762	(5,566)	31,708	73,238	40,977
NET ASSETS
Beginning of Year	721,369	580,607	355,163	323,455	322,120	281,143
End of Year	$1,163,395	$721,369	$349,597	$355,163	$395,358	$322,120

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I
2020	$12.80	30	$380	0.00%	0.00%	9.58%
12/27/2019 - 12/31/2019	11.68	32	379	0.00%	0.00%	(0.23)%
Diversified Bond Class I
2020	$20.64	11,636	$240,163	0.00%	0.00%	10.35%
2019	18.70	12,756	238,577	0.00%	0.00%	13.00%
2018	16.55	9,186	152,046	0.00%	0.00%	(1.36)%
2017	16.78	9,527	159,856	0.00%	0.00%	6.88%
2016	15.70	8,893	139,620	0.00%	0.00%	5.04%
Floating Rate Income Class I
2020	$13.18	7,695	$101,400	0.00%	0.00%	4.71%
2019	12.58	7,719	97,136	0.00%	0.00%	8.11%
2018	11.64	27	315	0.00%	0.00%	(0.03)%
2017	11.64	22	255	0.00%	0.00%	3.76%
2016	11.22	17	186	0.00%	0.00%	8.38%
High Yield Bond Class I
2020	$31.55	16,535	$521,682	0.00%	0.00%	5.74%
2019	29.84	14,932	445,513	0.00%	0.00%	13.98%
2018	26.18	16,430	430,074	0.00%	0.00%	(3.27)%
2017	27.06	17,282	467,669	0.00%	0.00%	7.75%
2016	25.11	16,755	420,781	0.00%	0.00%	15.37%
Inflation Managed Class I
2020	$28.40	21,891	$621,806	0.00%	0.00%	11.42%
2019	25.49	22,625	576,801	0.00%	0.00%	8.64%
2018	23.47	25,488	598,098	0.00%	0.00%	(2.15)%
2017	23.98	26,905	645,248	0.00%	0.00%	3.68%
2016	23.13	27,135	627,655	0.00%	0.00%	5.12%
Managed Bond Class I
2020	$30.86	49,287	$1,520,814	0.00%	0.00%	8.34%
2019	28.48	49,616	1,413,100	0.00%	0.00%	8.49%
2018	26.25	54,872	1,440,493	0.00%	0.00%	(0.60)%
2017	26.41	56,897	1,502,711	0.00%	0.00%	4.72%
2016	25.22	55,965	1,411,485	0.00%	0.00%	2.87%
Short Duration Bond Class I
2020	$14.32	13,107	$187,742	0.00%	0.00%	3.73%
2019	13.81	14,629	201,990	0.00%	0.00%	4.22%
2018	13.25	18,661	247,222	0.00%	0.00%	1.14%
2017	13.10	19,455	254,845	0.00%	0.00%	1.26%
2016	12.94	19,522	252,555	0.00%	0.00%	1.69%
Emerging Markets Debt Class I
2020	$13.26	6,706	$88,937	0.00%	0.00%	1.75%
2019	13.03	6,651	86,690	0.00%	0.00%	9.52%
2018	11.90	6,844	81,460	0.00%	0.00%	(5.45)%
2017	12.59	6,514	82,001	0.00%	0.00%	13.09%
2016	11.13	6,438	71,655	0.00%	0.00%	17.02%
Dividend Growth Class I
2020	$42.11	10,839	$456,376	0.00%	0.00%	13.44%
2019	37.12	10,562	392,046	0.00%	0.00%	30.64%
2018	28.41	11,099	315,348	0.00%	0.00%	(1.28)%
2017	28.78	12,588	362,308	0.00%	0.00%	19.07%
2016	24.17	12,611	304,840	0.00%	0.00%	11.46%
Equity Index Class I
2020	$36.79	132,196	$4,864,108	0.00%	0.00%	18.11%
2019	31.15	130,787	4,074,455	0.00%	0.00%	31.10%
2018	23.76	131,468	3,124,144	0.00%	0.00%	(4.73)%
2017	24.94	140,919	3,514,976	0.00%	0.00%	21.48%
2016	20.53	115,174	2,364,828	0.00%	0.00%	11.61%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Focused Growth Class I
2020	$89.59	4,761	$426,504	0.00%	0.00%	38.29%
2019	64.78	4,994	323,496	0.00%	0.00%	35.46%
2018	47.82	5,207	249,035	0.00%	0.00%	4.99%
2017	45.55	6,697	305,055	0.00%	0.00%	29.50%
2016	35.17	7,012	246,637	0.00%	0.00%	2.35%
Growth Class I
2020	$31.80	23,798	$756,860	0.00%	0.00%	31.56%
2019	24.17	22,809	551,377	0.00%	0.00%	38.13%
2018	17.50	24,066	421,170	0.00%	0.00%	2.40%
2017	17.09	25,507	435,903	0.00%	0.00%	31.64%
2016	12.98	27,392	355,609	0.00%	0.00%	2.21%
Large-Cap Growth Class I
2020	$38.11	32,636	$1,243,660	0.00%	0.00%	38.35%
2019	27.54	35,412	975,425	0.00%	0.00%	32.34%
2018	20.81	39,146	814,735	0.00%	0.00%	1.89%
2017	20.43	43,558	889,754	0.00%	0.00%	33.69%
2016	15.28	46,005	702,930	0.00%	0.00%	0.51%
Large-Cap Value Class I
2020	$34.07	36,650	$1,248,686	0.00%	0.00%	5.87%
2019	32.18	35,051	1,127,987	0.00%	0.00%	28.46%
2018	25.05	38,149	955,681	0.00%	0.00%	(9.35)%
2017	27.63	43,053	1,189,754	0.00%	0.00%	13.95%
2016	24.25	46,404	1,125,396	0.00%	0.00%	12.87%
Main Street Core Class I
2020	$33.94	36,346	$1,233,674	0.00%	0.00%	13.94%
2019	29.79	39,650	1,181,234	0.00%	0.00%	32.13%
2018	22.55	41,664	939,396	0.00%	0.00%	(7.74)%
2017	24.44	43,378	1,060,103	0.00%	0.00%	17.08%
2016	20.87	48,274	1,007,631	0.00%	0.00%	11.83%
Mid-Cap Equity Class I
2020	$64.78	19,809	$1,283,144	0.00%	0.00%	27.51%
2019	50.80	19,773	1,004,442	0.00%	0.00%	20.84%
2018	42.04	20,879	877,694	0.00%	0.00%	(9.72)%
2017	46.56	22,161	1,031,843	0.00%	0.00%	24.27%
2016	37.47	24,938	934,369	0.00%	0.00%	18.42%
Mid-Cap Growth Class I
2020	$50.13	18,863	$945,606	0.00%	0.00%	50.14%
2019	33.39	20,520	685,170	0.00%	0.00%	38.45%
2018	24.12	21,998	530,545	0.00%	0.00%	0.16%
2017	24.08	22,655	545,481	0.00%	0.00%	27.49%
2016	18.89	23,094	436,154	0.00%	0.00%	6.27%
Mid-Cap Value Class I
2020	$42.14	705	$29,702	0.00%	0.00%	5.52%
2019	39.94	1,420	56,723	0.00%	0.00%	29.94%
2018	30.74	1,632	50,179	0.00%	0.00%	(14.79)%
2017	36.07	1,984	71,570	0.00%	0.00%	15.46%
2016	31.24	1,900	59,349	0.00%	0.00%	15.29%
Small-Cap Equity Class I
2020	$37.88	4,897	$185,521	0.00%	0.00%	5.42%
2019	35.94	5,558	199,728	0.00%	0.00%	23.96%
2018	28.99	5,672	164,438	0.00%	0.00%	(12.91)%
2017	33.29	5,986	199,264	0.00%	0.00%	8.72%
2016	30.62	3,811	116,692	0.00%	0.00%	30.42%
Small-Cap Growth Class I
2020	$37.31	4,766	$177,821	0.00%	0.00%	55.58%
2019	23.98	6,400	153,481	0.00%	0.00%	31.90%
2018	18.18	6,936	126,115	0.00%	0.00%	5.55%
2017	17.23	7,475	128,759	0.00%	0.00%	30.21%
2016	13.23	8,719	115,342	0.00%	0.00%	(2.46)%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Small-Cap Index Class I
2020	$48.15	23,020	$1,108,451	0.00%	0.00%	19.16%
2019	40.41	22,227	898,203	0.00%	0.00%	24.80%
2018	32.38	23,061	746,748	0.00%	0.00%	(11.55)%
2017	36.61	24,701	904,346	0.00%	0.00%	14.06%
2016	32.10	27,542	884,031	0.00%	0.00%	20.66%
Small-Cap Value Class I
2020	$57.68	10,425	$601,312	0.00%	0.00%	3.44%
2019	55.76	12,768	711,980	0.00%	0.00%	22.58%
2018	45.49	13,655	621,113	0.00%	0.00%	(16.29)%
2017	54.34	14,433	784,305	0.00%	0.00%	8.65%
2016	50.01	14,995	749,941	0.00%	0.00%	29.60%
Value Class I
2020	$26.14	12,496	$326,629	0.00%	0.00%	(6.94)%
2019	28.09	12,567	352,971	0.00%	0.00%	24.72%
2018	22.52	13,567	305,536	0.00%	0.00%	(12.37)%
2017	25.70	14,661	376,788	0.00%	0.00%	17.76%
2016	21.82	15,688	342,378	0.00%	0.00%	17.50%
Value Advantage Class I
2020	$18.99	13,697	$260,168	0.00%	0.00%	(2.78)%
2019	19.54	13,765	268,930	0.00%	0.00%	26.96%
2018	15.39	13,815	212,591	0.00%	0.00%	(9.06)%
2017	16.92	13,859	234,524	0.00%	0.00%	14.32%
12/08/2016 - 12/31/2016	14.80	2,003	29,647	0.00%	0.00%	(1.18)%
Emerging Markets Class I
2020	$77.71	12,890	$1,001,662	0.00%	0.00%	17.33%
2019	66.23	13,385	886,563	0.00%	0.00%	25.60%
2018	52.73	13,901	733,021	0.00%	0.00%	(11.99)%
2017	59.92	16,485	987,785	0.00%	0.00%	34.52%
2016	44.54	16,243	723,557	0.00%	0.00%	6.46%
International Large-Cap Class I
2020	$28.10	47,133	$1,324,642	0.00%	0.00%	10.74%
2019	25.38	46,681	1,184,713	0.00%	0.00%	28.03%
2018	19.82	49,440	980,029	0.00%	0.00%	(11.81)%
2017	22.48	51,419	1,155,761	0.00%	0.00%	27.51%
2016	17.63	57,082	1,006,240	0.00%	0.00%	(0.08)%
International Small-Cap Class I
2020	$17.38	6,487	$112,723	0.00%	0.00%	8.42%
2019	16.03	7,415	118,844	0.00%	0.00%	20.07%
2018	13.35	7,139	95,300	0.00%	0.00%	(22.16)%
2017	17.15	6,577	112,783	0.00%	0.00%	31.92%
2016	13.00	6,662	86,597	0.00%	0.00%	3.42%
International Value Class I
2020	$12.18	49,557	$603,473	0.00%	0.00%	(7.17)%
2019	13.12	47,840	627,550	0.00%	0.00%	16.60%
2018	11.25	46,321	521,121	0.00%	0.00%	(14.96)%
2017	13.23	49,760	658,272	0.00%	0.00%	21.57%
2016	10.88	50,332	547,685	0.00%	0.00%	2.98%
Health Sciences Class I
2020	$98.19	15,186	$1,491,098	0.00%	0.00%	18.79%
2019	82.66	15,549	1,285,294	0.00%	0.00%	25.77%
2018	65.72	15,743	1,034,671	0.00%	0.00%	7.90%
2017	60.91	20,010	1,218,896	0.00%	0.00%	23.97%
2016	49.14	22,958	1,128,060	0.00%	0.00%	(5.97)%
Real Estate Class I
2020	$64.34	12,520	$805,544	0.00%	0.00%	(3.28)%
2019	66.52	12,682	843,624	0.00%	0.00%	31.28%
2018	50.67	13,209	669,292	0.00%	0.00%	(7.45)%
2017	54.75	16,842	922,097	0.00%	0.00%	3.24%
2016	53.03	16,823	892,156	0.00%	0.00%	6.59%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Technology Class I
2020	$29.76	18,988	$565,117	0.00%	0.00%	47.24%
2019	20.21	17,915	362,127	0.00%	0.00%	36.32%
2018	14.83	18,589	275,640	0.00%	0.00%	1.79%
2017	14.57	15,313	223,071	0.00%	0.00%	38.78%
2016	10.50	16,106	169,053	0.00%	0.00%	(6.61)%
PSF DFA Balanced Allocation Class D
2020	$15.00	1	$12	0.00%	0.00%	12.11%
2019	13.38	1	14	0.00%	0.00%	19.75%
2018	11.17	1	16	0.00%	0.00%	(6.19)%
11/06/2017 - 12/31/2017	11.91	2	23	0.00%	0.00%	1.91%
Pacific Dynamix - Conservative Growth Class I
2020	$23.70	266	$6,311	0.00%	0.00%	12.21%
2019	21.12	233	4,917	0.00%	0.00%	15.47%
2018	18.29	194	3,556	0.00%	0.00%	(3.84)%
2017	19.02	159	3,021	0.00%	0.00%	9.94%
2016	17.30	67	1,160	0.00%	0.00%	6.84%
Pacific Dynamix - Moderate Growth Class I
2020	$28.43	27,924	$793,861	0.00%	0.00%	14.58%
2019	24.81	29,123	722,614	0.00%	0.00%	18.94%
2018	20.86	30,350	633,150	0.00%	0.00%	(5.53)%
2017	22.08	31,630	698,450	0.00%	0.00%	13.79%
2016	19.41	16,212	314,606	0.00%	0.00%	8.45%
Pacific Dynamix - Growth Class I
2020	$33.60	29,231	$982,185	0.00%	0.00%	15.79%
2019	29.02	26,148	758,794	0.00%	0.00%	22.94%
2018	23.61	25,597	604,216	0.00%	0.00%	(7.28)%
2017	25.46	24,537	624,680	0.00%	0.00%	17.52%
2016	21.66	23,247	503,622	0.00%	0.00%	10.17%
Portfolio Optimization Conservative Class I
2020	$15.50	367	$5,687	0.00%	0.00%	7.88%
2019	14.37	333	4,788	0.00%	0.00%	12.20%
2018	12.81	1,946	24,926	0.00%	0.00%	(3.38)%
2017	13.26	2,109	27,960	0.00%	0.00%	7.37%
2016	12.35	4,252	52,497	0.00%	0.00%	5.83%
Portfolio Optimization Moderate-Conservative Class I
2020	$17.25	3,797	$65,508	0.00%	0.00%	9.97%
2019	15.69	3,471	54,448	0.00%	0.00%	15.28%
2018	13.61	3,735	50,826	0.00%	0.00%	(4.99)%
2017	14.32	4,823	69,078	0.00%	0.00%	10.79%
2016	12.93	10,929	141,284	0.00%	0.00%	6.78%
Portfolio Optimization Moderate Class I
2020	$18.90	100,232	$1,894,336	0.00%	0.00%	11.83%
2019	16.90	100,574	1,699,760	0.00%	0.00%	18.46%
2018	14.27	103,249	1,473,066	0.00%	0.00%	(6.55)%
2017	15.27	83,993	1,282,333	0.00%	0.00%	13.22%
2016	13.48	90,891	1,225,644	0.00%	0.00%	8.08%
Portfolio Optimization Growth Class I
2020	$20.44	166,943	$3,412,703	0.00%	0.00%	12.72%
2019	18.13	173,080	3,138,790	0.00%	0.00%	21.65%
2018	14.91	192,800	2,874,065	0.00%	0.00%	(8.19)%
2017	16.24	201,892	3,278,129	0.00%	0.00%	16.38%
2016	13.95	201,921	2,817,063	0.00%	0.00%	8.81%
Portfolio Optimization Aggressive-Growth Class I
2020	$21.04	70,145	$1,475,965	0.00%	0.00%	12.46%
2019	18.71	64,807	1,212,604	0.00%	0.00%	23.76%
2018	15.12	65,138	984,815	0.00%	0.00%	(9.39)%
2017	16.69	68,566	1,144,094	0.00%	0.00%	18.60%
2016	14.07	71,841	1,010,790	0.00%	0.00%	9.33%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Invesco Oppenheimer V.I. Global Series II
2020	$24.07	6,468	$155,687	0.45%	0.00%	27.34%
2019	18.90	6,696	126,572	0.64%	0.00%	31.45%
2018	14.38	6,962	100,107	0.79%	0.00%	(13.39)%
2017	16.60	7,077	117,502	0.69%	0.00%	36.32%
2016	12.18	6,227	75,843	0.80%	0.00%	(0.16)%
Invesco V.I. International Growth Series II
2020	$18.27	21,976	$401,456	2.04%	0.00%	13.74%
2019	16.06	22,920	368,116	1.30%	0.00%	28.24%
2018	12.52	22,657	283,756	1.81%	0.00%	(15.20)%
2017	14.77	22,336	329,908	1.46%	0.00%	22.73%
2016	12.03	7,739	93,141	1.23%	0.00%	(0.70)%
American Century VP Mid Cap Value Class II
2020	$24.51	3,228	$79,129	1.73%	0.00%	1.11%
2019	24.25	2,558	62,019	1.91%	0.00%	28.99%
2018	18.80	2,260	42,471	1.33%	0.00%	(12.96)%
2017	21.59	3,986	86,072	1.40%	0.00%	11.47%
2016	19.37	3,325	64,420	1.57%	0.00%	22.72%
American Funds IS Asset Allocation Class 4
2020	$36.37	3,851	$140,072	1.32%	0.00%	12.16%
2019	32.43	6,139	199,091	1.67%	0.00%	20.93%
2018	26.82	7,284	195,355	1.48%	0.00%	(4.83)%
2017	28.18	7,103	200,157	1.42%	0.00%	15.91%
2016	24.31	5,228	127,099	2.46%	0.00%	9.16%
American Funds IS Growth Class 4
2020	$61.17	16,726	$1,023,120	0.20%	0.00%	51.71%
2019	40.32	19,252	776,242	0.55%	0.00%	30.44%
2018	30.91	22,020	680,637	0.25%	0.00%	(0.50)%
2017	31.07	24,323	755,628	0.45%	0.00%	27.98%
2016	24.27	24,171	586,739	0.58%	0.00%	9.22%
American Funds IS Growth-Income Class 4
2020	$37.85	9,684	$366,504	1.14%	0.00%	13.25%
2019	33.42	11,823	395,130	1.50%	0.00%	25.85%
2018	26.55	12,648	335,878	1.23%	0.00%	(2.06)%
2017	27.11	13,228	358,633	1.30%	0.00%	22.08%
2016	22.21	13,900	308,710	1.28%	0.00%	11.26%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2020	$15.05	25	$381	0.00%	0.00%	14.67%
12/27/2019 - 12/31/2019	13.13	29	379	See Note (4)	0.00%	(0.27)%
BlackRock Basic Value V.I. Class III
2020	$24.96	789	$19,694	2.16%	0.00%	3.13%
2019	24.20	691	16,721	0.71%	0.00%	23.53%
2018	19.59	2,882	56,456	1.12%	0.00%	(8.11)%
2017	21.32	4,575	97,528	1.37%	0.00%	8.01%
2016	19.74	3,806	75,121	1.35%	0.00%	17.72%
BlackRock Global Allocation V.I. Class III
2020	$28.05	27,620	$774,667	1.28%	0.00%	20.71%
2019	23.24	30,168	700,972	1.29%	0.00%	17.76%
2018	19.73	29,411	580,337	0.86%	0.00%	(7.58)%
2017	21.35	29,588	631,706	1.37%	0.00%	13.71%
2016	18.78	24,255	455,418	1.34%	0.00%	3.80%
BNY Mellon VIF Appreciation Service Shares (5)
11/09/2020 - 12/31/2020	$24.68	41	$1,017	0.41%	0.00%	5.20%
Fidelity VIP Contrafund Service Class 2
2020	$44.95	29,090	$1,307,487	0.08%	0.00%	30.23%
2019	34.51	29,889	1,031,520	0.21%	0.00%	31.27%
2018	26.29	31,996	841,182	0.44%	0.00%	(6.64)%
2017	28.16	34,007	957,633	0.79%	0.00%	21.59%
2016	23.16	27,340	633,197	0.66%	0.00%	7.73%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2020	$20.56	193	$3,975	1.04%	0.00%	13.56%
2019	18.11	197	3,568	1.86%	0.00%	17.97%
2018	15.35	173	2,648	1.27%	0.00%	(5.28)%
2017	16.20	195	3,160	1.71%	0.00%	14.80%
09/12/2016 - 12/31/2016	14.12	56	787	3.92%	0.00%	0.03%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2020	$20.73	3,874	$80,312	1.00%	0.00%	14.72%
2019	18.07	4,395	79,419	1.77%	0.00%	19.88%
2018	15.07	4,791	72,210	1.26%	0.00%	(6.08)%
2017	16.05	5,208	83,576	1.26%	0.00%	16.26%
2016	13.80	5,580	77,022	1.21%	0.00%	5.80%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2020	$22.06	332	$7,332	0.99%	0.00%	15.68%
2019	19.07	328	6,252	1.87%	0.00%	21.51%
2018	15.69	267	4,194	1.26%	0.00%	(6.78)%
2017	16.83	252	4,236	1.32%	0.00%	17.57%
2016	14.32	223	3,186	1.38%	0.00%	5.98%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2020	$22.19	636	$14,122	1.04%	0.00%	16.64%
2019	19.02	602	11,451	1.99%	0.00%	24.11%
2018	15.33	463	7,092	1.03%	0.00%	(8.05)%
2017	16.67	502	8,367	1.32%	0.00%	20.69%
2016	13.81	425	5,875	1.46%	0.00%	6.37%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2020	$24.05	51	$1,225	0.00%	0.00%	17.96%
2019	20.39	130	2,660	1.72%	0.00%	27.13%
2018	16.04	58	930	0.01%	0.00%	(9.50)%
2017	17.72	5,232	92,728	1.02%	0.00%	23.07%
2016	14.40	5,331	76,772	1.15%	0.00%	6.52%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2020	$24.62	1,602	$39,437	0.95%	0.00%	18.97%
2019	20.69	1,209	25,021	1.57%	0.00%	28.25%
2018	16.13	1,128	18,198	0.96%	0.00%	(10.13)%
09/22/2017 - 12/31/2017	17.95	1,003	18,009	4.30%	0.00%	5.10%
Fidelity VIP Government Money Market Service Class
2020	$10.45	46,741	$488,519	0.32%	0.00%	0.28%
2019	10.42	77,853	811,410	1.90%	0.00%	1.92%
2018	10.23	66,304	678,043	1.53%	0.00%	1.55%
2017	10.07	73,158	736,702	0.50%	0.00%	0.57%
2016	10.01	234,932	2,352,253	0.12%	0.00%	0.10%
Fidelity VIP Growth Service Class 2
2020	$53.19	2,200	$117,040	0.02%	0.00%	43.55%
2019	37.05	980	36,297	0.05%	0.00%	33.98%
2018	27.66	1,076	29,763	0.05%	0.00%	(0.43)%
2017	27.78	1,680	46,667	0.08%	0.00%	34.81%
2016	20.60	1,571	32,371	0.00%	0.00%	0.55%
Fidelity VIP Mid Cap Service Class 2
2020	$33.83	16,564	$560,410	0.41%	0.00%	17.87%
2019	28.70	16,503	473,712	0.66%	0.00%	23.17%
2018	23.30	18,114	422,135	0.40%	0.00%	(14.77)%
2017	27.34	18,942	517,940	0.50%	0.00%	20.54%
2016	22.68	18,772	425,836	0.33%	0.00%	11.92%
Fidelity VIP Value Strategies Service Class 2
2020	$27.51	451	$12,392	0.83%	0.00%	8.02%
2019	25.46	1,173	29,871	1.50%	0.00%	34.10%
2018	18.99	1,444	27,414	0.71%	0.00%	(17.50)%
2017	23.02	2,316	53,300	1.23%	0.00%	19.08%
2016	19.33	2,438	47,117	0.93%	0.00%	9.27%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Templeton Foreign VIP Class 2
2020	$13.19	16,538	$218,182	3.38%	0.00%	(1.16)%
2019	13.35	16,621	221,839	1.71%	0.00%	12.53%
2018	11.86	16,959	201,148	2.81%	0.00%	(15.44)%
2017	14.03	19,066	267,434	3.07%	0.00%	16.69%
2016	12.02	3,475	41,775	1.74%	0.00%	7.18%
Templeton Global Bond VIP Class 2
2020	$12.26	12,785	$156,720	8.39%	0.00%	(5.28)%
2019	12.94	10,511	136,024	7.15%	0.00%	2.01%
2018	12.69	10,117	128,338	0.00%	0.00%	1.94%
2017	12.44	11,983	149,127	0.00%	0.00%	1.93%
2016	12.21	7,798	95,204	0.00%	0.00%	2.94%
Janus Henderson Enterprise Service Shares
2020	$45.48	3,603	$163,842	0.00%	0.00%	19.18%
2019	38.16	3,238	123,569	0.05%	0.00%	35.16%
2018	28.23	4,010	113,207	0.11%	0.00%	(0.66)%
2017	28.42	4,687	133,211	0.14%	0.00%	27.09%
2016	22.36	4,474	100,055	0.02%	0.00%	12.10%
Janus Henderson Overseas Service Shares
2020	$13.67	11,257	$153,877	1.23%	0.00%	16.02%
2019	11.78	11,432	134,695	1.84%	0.00%	26.71%
2018	9.30	13,152	122,299	1.67%	0.00%	(15.14)%
2017	10.96	15,352	168,213	1.60%	0.00%	30.80%
2016	8.38	15,728	131,751	4.67%	0.00%	(6.71)%
Lazard Retirement Global Dynamic Multi-Asset Service Shares
2020	$14.00	6	$82	0.66%	0.00%	0.81%
2019	13.89	5	69	0.00%	0.00%	17.79%
2018	11.79	514	6,055	See Note (6)	0.00%	(6.57)%
02/06/2017 - 12/31/2017	12.62	1	19	0.00%	0.00%	17.45%
ClearBridge Variable Aggressive Growth - Class II
2020	$31.90	8,469	$270,162	0.60%	0.00%	17.73%
2019	27.10	8,578	232,440	0.76%	0.00%	24.75%
2018	21.72	8,655	188,006	0.32%	0.00%	(8.57)%
2017	23.76	11,120	264,180	0.27%	0.00%	15.99%
2016	20.48	10,950	224,286	0.41%	0.00%	0.94%
ClearBridge Variable Mid Cap - Class II
2020	$29.07	610	$17,737	0.04%	0.00%	15.10%
2019	25.26	505	12,742	0.39%	0.00%	32.65%
2018	19.04	416	7,918	0.12%	0.00%	(12.80)%
2017	21.83	339	7,405	0.21%	0.00%	12.55%
2016	19.40	321	6,228	0.42%	0.00%	9.11%
Western Asset Variable Global High Yield Bond - Class II (7)
01/01/2020 - 05/28/2020	$11.93	—	$—	0.00%	0.00%	(4.04)%
2019	12.43	446	5,538	5.25%	0.00%	14.01%
05/14/2018 - 12/31/2018	10.90	371	4,048	7.56%	0.00%	(2.08)%
Lord Abbett Bond Debenture Class VC
2020	$14.24	3,673	$52,294	3.44%	0.00%	7.30%
2019	13.27	4,599	61,029	3.96%	0.00%	13.35%
2018	11.71	4,728	55,350	3.94%	0.00%	(4.02)%
2017	12.20	5,432	66,250	4.18%	0.00%	9.21%
2016	11.17	5,502	61,448	4.62%	0.00%	12.13%
Lord Abbett Developing Growth Class VC
2020	$44.74	8,618	$385,523	0.00%	0.00%	72.60%
2019	25.92	7,285	188,812	0.00%	0.00%	31.77%
2018	19.67	7,370	144,977	0.00%	0.00%	4.88%
2017	18.75	3,342	62,672	0.00%	0.00%	29.92%
2016	14.44	1,506	21,739	0.00%	0.00%	(2.60)%
Lord Abbett Fundamental Equity Class VC
2020	$23.41	418	$9,784	1.12%	0.00%	1.77%
2019	23.00	642	14,771	1.35%	0.00%	21.51%
2018	18.93	598	11,312	1.58%	0.00%	(8.16)%
2017	20.61	563	11,605	1.11%	0.00%	12.57%
2016	18.31	540	9,880	1.31%	0.00%	15.74%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Total Return Class VC
2020	$12.79	13,454	$172,142	2.53%	0.00%	7.43%
2019	11.91	9,622	114,601	2.58%	0.00%	8.41%
2018	10.99	9,566	105,096	3.33%	0.00%	(1.03)%
2017	11.10	9,087	100,872	2.81%	0.00%	3.86%
2016	10.69	8,983	96,004	2.66%	0.00%	4.26%
M Capital Appreciation
2020	$55.25	1,715	$94,764	0.00%	0.00%	17.73%
2019	46.93	1,875	87,982	0.34%	0.00%	28.85%
2018	36.42	1,731	63,044	0.31%	0.00%	(14.15)%
2017	42.42	1,661	70,477	0.00%	0.00%	19.02%
2016	35.64	1,502	53,546	0.00%	0.00%	21.06%
M International Equity
2020 (8)
2019 (8)
2018 (8)
2017 (8)
01/01/2016 - 05/11/2016 (8)	$10.35	—	$—	0.00%	0.00%	0.53%
M Large Cap Growth
2020	$64.08	582	$37,290	0.00%	0.00%	28.89%
2019	49.71	641	31,848	0.00%	0.00%	36.09%
2018	36.53	601	21,958	0.00%	0.00%	(4.95)%
2017	38.43	497	19,102	0.00%	0.00%	38.97%
2016	27.65	619	17,130	0.00%	0.00%	(2.32)%
M Large Cap Value
2020	$28.35	177	$5,006	1.69%	0.00%	(3.16)%
2019	29.28	282	8,249	1.77%	0.00%	21.52%
2018	24.09	288	6,949	1.44%	0.00%	(12.07)%
2017	27.40	296	8,099	0.84%	0.00%	14.99%
2016	23.83	652	15,527	1.98%	0.00%	9.64%
MFS New Discovery Series - Service Class
2020	$49.05	2,996	$146,916	0.00%	0.00%	45.58%
2019	33.69	2,916	98,232	0.00%	0.00%	41.27%
2018	23.85	4,078	97,254	0.00%	0.00%	(1.72)%
2017	24.26	2,590	62,829	0.00%	0.00%	26.33%
2016	19.21	2,591	49,762	0.00%	0.00%	8.80%
MFS Utilities Series - Service Class
2020	$24.57	5,211	$128,017	2.31%	0.00%	5.62%
2019	23.26	7,769	180,685	3.80%	0.00%	24.80%
2018	18.64	7,884	146,935	0.50%	0.00%	0.81%
2017	18.49	19,183	354,627	4.18%	0.00%	14.49%
2016	16.15	18,976	306,395	3.67%	0.00%	11.24%
MFS Value Series - Service Class
2020	$15.56	1,344	$20,901	0.75%	0.00%	3.22%
2019	15.07	2,614	39,391	1.94%	0.00%	29.51%
2018	11.64	2,313	26,913	1.33%	0.00%	(10.36)%
2017	12.98	1,962	25,462	1.77%	0.00%	17.35%
03/18/2016 - 12/31/2016	11.06	1,630	18,030	2.18%	0.00%	11.50%
Neuberger Berman Sustainable Equity Class I (5)
12/28/2020 - 12/31/2020	$24.49	7	$171	0.00%	0.00%	0.79%
PIMCO Global Managed Asset Allocation - Advisor Class
2020	$14.59	7,633	$111,361	7.83%	0.00%	16.71%
2019	12.50	7,775	97,197	2.08%	0.00%	16.96%
2018	10.69	7,944	84,905	1.60%	0.00%	(5.61)%
2017	11.32	8,118	91,923	2.14%	0.00%	13.99%
2016	9.93	8,296	82,408	2.37%	0.00%	3.92%
PIMCO Income - Administrative Class
2020	$11.68	252	$2,939	4.60%	0.00%	6.52%
07/25/2019 - 12/31/2019	10.97	222	2,433	3.47%	0.00%	1.90%

See Notes to Financial Statements	See explanation of references on page SA-36

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Royce Micro-Cap Service Class
2020	$18.56	1,017	$18,867	0.00%	0.00%	23.55%
2019	15.02	1,251	18,783	0.00%	0.00%	19.24%
2018	12.60	1,044	13,145	0.00%	0.00%	(9.29)%
2017	13.88	78	1,082	0.79%	0.00%	5.02%
2016	13.22	39	522	0.67%	0.00%	19.37%
State Street Total Return V.I.S. Class 3
2020	$19.18	198	$3,803	1.15%	0.00%	6.14%
2019	18.07	612	11,059	2.15%	0.00%	15.57%
2018	15.64	582	9,100	1.97%	0.00%	(6.61)%
2017	16.74	555	9,292	1.81%	0.00%	15.26%
2016	14.53	520	7,560	1.70%	0.00%	6.08%
T. Rowe Price Blue Chip Growth - II
2020	$56.25	20,683	$1,163,395	0.00%	0.00%	33.92%
2019	42.00	17,174	721,369	0.00%	0.00%	29.58%
2018	32.42	17,911	580,607	0.00%	0.00%	1.65%
2017	31.89	18,346	585,035	0.00%	0.00%	35.83%
2016	23.48	17,109	401,678	0.00%	0.00%	0.54%
T. Rowe Price Equity Income - II
2020	$26.21	13,340	$349,597	2.10%	0.00%	0.96%
2019	25.96	13,682	355,163	2.02%	0.00%	26.04%
2018	20.60	15,705	323,455	1.71%	0.00%	(9.69)%
2017	22.81	19,744	450,265	1.55%	0.00%	15.73%
2016	19.71	19,250	379,350	2.12%	0.00%	18.85%
VanEck VIP Global Hard Assets Initial Class
2020	$16.67	23,711	$395,358	0.96%	0.00%	19.11%
2019	14.00	23,011	322,120	0.00%	0.00%	11.87%
2018	12.51	22,468	281,143	0.00%	0.00%	(28.28)%
2017	17.45	24,411	425,888	0.00%	0.00%	(1.70)%
2016	17.75	11,822	209,820	0.56%	0.00%	43.71%

(1)    The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)    There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)    Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)    The annualized investment income ratio for the BlackRock 60/40 Target Allocation ETF V.I. Class I Variable Account was 348.20%. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2019.

(5)    Operations commenced or resumed during 2020 (See Note 1 in Notes to Financial Statements).

(6)    The annualized investment income ratio for the Lazard Retirement Global Dynamic Multi-Asset Service Shares Variable Account was 26.88%. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2018.

(7)    All units were fully redeemed or transferred prior to December 31, 2020. The AUV is as of the period ended as indicated.

(8)    There has been no activity in the M International Equity Variable Account since May 11, 2016.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2020, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations as of December 31, 2020 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following three Variable Accounts changed names during 2020:

Current Variable Account Names	Former Variable Account Names
Small-Cap Growth Class I	Developing Growth Class I
Value Class I	Comstock Class I
PIMCO Global Managed Asset Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class

The BNY Mellon VIF Appreciation Service Shares and Neuberger Berman Sustainable Equity Class I Variable Accounts commenced or resumed operations on November 9, 2020 and December 28, 2020, respectively. The units in the Western Asset Variable Global High Yield Bond - Class II Variable Account were fully redeemed or transferred prior to December 31, 2020.

On April 30, 2020, the Inflation Strategy Class I and Currency Strategies Class I Variable Accounts were liquidated.  Any units that remained in each of these two Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these two Variable Accounts were liquidated prior to December 31, 2020, no other information for these Variable Accounts are included in this annual report.

On March 15, 2019, the net assets of the Pacific Select Fund’s Floating Rate Loan Portfolio Class I, the underlying Portfolio for the Floating Rate Loan Class I Variable Account, were transferred to the Pacific Select Fund Floating Rate Income Portfolio Class I, the underlying Portfolio for the Floating Rate Income Class I Variable Account through a reorganization (the “2019 Reorganization”). In connection with the 2019 Reorganization, any units that remained in the Floating Rate Loan Class I Variable Account after the close of business on March 15, 2019 were transferred to the Floating Rate Income Class I Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on March 15, 2019. The Floating Rate Loan Class I Variable Account is not included in this annual report.

On April 30, 2019, the Global Absolute Return Class I Variable Account was liquidated. On October 30, 2019, the Equity Long/Short Class I Variable Account was liquidated.  Any units that remained in each of these two Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these two Variable Accounts were liquidated prior to December 31, 2019, no other information for these Variable Accounts are included in this annual report.

On December 27, 2019, the Lazard Retirement US Equity Select Service Shares Variable Account was liquidated. Any units that remained in the Variable Account after the close of business on the liquidation date were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfer was based on the applicable Variable Accounts’ accumulation unit value and the relative net asset value of the Portfolio as of the close of the business of the liquidation date. Because the Variable Account was liquidated prior to December 31, 2019, no other information for this Variable Account is included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of PL&A.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of PL&A, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2020.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated, resulting in PL&A paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year or period ended December 31, 2020, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2020, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2020 and 2019 were as follows:

	2020			2019
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	85	(87)	(2)	32	—	32
Diversified Bond Class I	2,949	(4,069)	(1,120)	4,151	(581)	3,570
Floating Rate Income Class I	304	(328)	(24)	7,989	(297)	7,692
High Yield Bond Class I	2,524	(921)	1,603	861	(2,359)	(1,498)
Inflation Managed Class I	2,901	(3,635)	(734)	2,637	(5,500)	(2,863)
Managed Bond Class I	5,906	(6,235)	(329)	3,698	(8,954)	(5,256)
Short Duration Bond Class I	3,112	(4,634)	(1,522)	1,616	(5,648)	(4,032)
Emerging Markets Debt Class I	284	(229)	55	442	(635)	(193)
Dividend Growth Class I	1,566	(1,289)	277	825	(1,362)	(537)
Equity Index Class I	9,749	(8,340)	1,409	6,392	(7,073)	(681)
Focused Growth Class I	223	(456)	(233)	162	(375)	(213)
Growth Class I	3,386	(2,397)	989	1,336	(2,593)	(1,257)
Large-Cap Growth Class I	2,015	(4,791)	(2,776)	2,162	(5,896)	(3,734)
Large-Cap Value Class I	5,058	(3,459)	1,599	1,695	(4,793)	(3,098)
Main Street Core Class I	1,595	(4,899)	(3,304)	1,680	(3,694)	(2,014)
Mid-Cap Equity Class I	2,599	(2,563)	36	1,438	(2,544)	(1,106)
Mid-Cap Growth Class I	1,377	(3,034)	(1,657)	842	(2,320)	(1,478)
Mid-Cap Value Class I	120	(835)	(715)	155	(367)	(212)
Small-Cap Equity Class I	1,020	(1,681)	(661)	730	(844)	(114)
Small-Cap Growth Class I	16	(1,650)	(1,634)	—	(536)	(536)
Small-Cap Index Class I	2,947	(2,154)	793	1,451	(2,285)	(834)
Small-Cap Value Class I	1,421	(3,764)	(2,343)	774	(1,661)	(887)
Value Class I	1,659	(1,730)	(71)	921	(1,921)	(1,000)
Value Advantage Class I	44	(112)	(68)	51	(101)	(50)
Emerging Markets Class I	1,308	(1,803)	(495)	907	(1,423)	(516)
International Large-Cap Class I	4,737	(4,285)	452	2,305	(5,064)	(2,759)
International Small-Cap Class I	700	(1,628)	(928)	1,100	(824)	276
International Value Class I	10,324	(8,607)	1,717	8,941	(7,422)	1,519
Health Sciences Class I	893	(1,256)	(363)	972	(1,166)	(194)
Real Estate Class I	1,911	(2,073)	(162)	812	(1,339)	(527)
Technology Class I	6,230	(5,157)	1,073	1,145	(1,819)	(674)
PSF DFA Balanced Allocation Class D	—	—	—	—	—	—

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2020			2019
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pacific Dynamix - Conservative Growth Class I	67	(34)	33	72	(33)	39
Pacific Dynamix - Moderate Growth Class I	258	(1,457)	(1,199)	264	(1,491)	(1,227)
Pacific Dynamix - Growth Class I	6,159	(3,076)	3,083	5,863	(5,312)	551
Portfolio Optimization Conservative Class I	34	—	34	35	(1,648)	(1,613)
Portfolio Optimization Moderate-Conservative Class I	800	(474)	326	202	(466)	(264)
Portfolio Optimization Moderate Class I	7,280	(7,622)	(342)	7,365	(10,040)	(2,675)
Portfolio Optimization Growth Class I	7,050	(13,187)	(6,137)	4,760	(24,480)	(19,720)
Portfolio Optimization Aggressive-Growth Class I	7,870	(2,532)	5,338	7,701	(8,032)	(331)
Invesco Oppenheimer V.I. Global Series II	174	(402)	(228)	329	6,367	6,696
Invesco V.I. International Growth Series II	2,870	(3,814)	(944)	922	(659)	263
American Century VP Mid Cap Value Class II	889	(219)	670	651	(353)	298
American Funds IS Asset Allocation Class 4	569	(2,857)	(2,288)	2,055	(3,200)	(1,145)
American Funds IS Growth Class 4	946	(3,472)	(2,526)	883	(3,651)	(2,768)
American Funds IS Growth-Income Class 4	894	(3,033)	(2,139)	620	(1,445)	(825)
BlackRock 60/40 Target Allocation ETF V.I. Class I	25	(29)	(4)	29	—	29
BlackRock Basic Value V.I. Class III	283	(185)	98	245	(2,436)	(2,191)
BlackRock Global Allocation V.I. Class III	3,107	(5,655)	(2,548)	3,383	(2,626)	757
BNY Mellon VIF Appreciation Service Shares	42	(1)	41
Fidelity VIP Contrafund Service Class 2	676	(1,475)	(799)	895	(3,002)	(2,107)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	27	(31)	(4)	30	(6)	24
Fidelity VIP Freedom 2020 Portfolio Service Class 2	528	(1,049)	(521)	599	(995)	(396)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	89	(85)	4	99	(38)	61
Fidelity VIP Freedom 2030 Portfolio Service Class 2	183	(149)	34	227	(88)	139
Fidelity VIP Freedom 2035 Portfolio Service Class 2	62	(141)	(79)	80	(8)	72
Fidelity VIP Freedom 2045 Portfolio Service Class 2	490	(97)	393	122	(41)	81
Fidelity VIP Government Money Market Service Class	52,463	(83,575)	(31,112)	27,435	(15,886)	11,549
Fidelity VIP Growth Service Class 2	1,367	(147)	1,220	191	(287)	(96)
Fidelity VIP Mid Cap Service Class 2	940	(879)	61	791	(2,402)	(1,611)
Fidelity VIP Value Strategies Service Class 2	95	(817)	(722)	303	(574)	(271)
Templeton Foreign VIP Class 2	104	(187)	(83)	256	(594)	(338)
Templeton Global Bond VIP Class 2	3,600	(1,326)	2,274	1,052	(658)	394
Janus Henderson Enterprise Service Shares	655	(290)	365	170	(942)	(772)
Janus Henderson Overseas Service Shares	409	(584)	(175)	996	(2,716)	(1,720)
Lazard Retirement Global Dynamic Multi-Asset Service Shares	3	(2)	1	320	(829)	(509)
ClearBridge Variable Aggressive Growth - Class II	520	(629)	(109)	628	(705)	(77)
ClearBridge Variable Mid Cap - Class II	173	(68)	105	168	(79)	89
Western Asset Variable Global High Yield Bond - Class II	245	(691)	(446)	120	(45)	75
Lord Abbett Bond Debenture Class VC	139	(1,065)	(926)	259	(388)	(129)
Lord Abbett Developing Growth Class VC	1,635	(302)	1,333	209	(294)	(85)
Lord Abbett Fundamental Equity Class VC	72	(296)	(224)	79	(35)	44
Lord Abbett Total Return Class VC	5,001	(1,169)	3,832	1,338	(1,282)	56
M Capital Appreciation	168	(328)	(160)	199	(55)	144
M Large Cap Growth	63	(122)	(59)	68	(28)	40
M Large Cap Value	—	(105)	(105)	—	(6)	(6)
MFS New Discovery Series - Service Class	215	(135)	80	248	(1,410)	(1,162)
MFS Utilities Series - Service Class	780	(3,338)	(2,558)	508	(623)	(115)
MFS Value Series - Service Class	397	(1,667)	(1,270)	502	(201)	301
Neuberger Berman Sustainable Equity Class I	7	—	7
PIMCO Global Managed Asset Allocation - Advisor Class	99	(241)	(142)	106	(275)	(169)
PIMCO Income - Administrative Class	61	(31)	30	235	(13)	222
Royce Micro-Cap Service Class	816	(1,050)	(234)	347	(140)	207
State Street Total Return V.I.S. Class 3	34	(448)	(414)	96	(66)	30
T. Rowe Price Blue Chip Growth - II	5,475	(1,966)	3,509	1,075	(1,812)	(737)
T. Rowe Price Equity Income - II	551	(893)	(342)	626	(2,649)	(2,023)
VanEck VIP Global Hard Assets Initial Class	5,103	(4,403)	700	3,540	(2,997)	543

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the “Separate Account”) comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2020, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2020, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2020, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 26, 2021

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life & Annuity Company since 2000.

APPENDIX A

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 27, 2019 (commencement of operations) through December 31, 2019
Diversified Bond Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Floating Rate Income Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
High Yield Bond Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Inflation Managed Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Managed Bond Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Short Duration Bond Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Emerging Markets Debt Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Dividend Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Equity Index Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Focused Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Large-Cap Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Large-Cap Value Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Main Street® Core Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Mid-Cap Equity Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Mid-Cap Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Mid-Cap Value Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Small-Cap Equity Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Small-Cap Growth Class I (formerly Developing Growth Class I)	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Small-Cap Index Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Small-Cap Value Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Value Class I (formerly Comstock Class I)	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Value Advantage Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018, 2017 and the period from December 8, 2016 (commencement of operations) through December 31, 2016
Emerging Markets Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
International Large-Cap Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
International Small-Cap Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
International Value Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Health Sciences Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Real Estate Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Technology Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
PSF DFA Balanced Allocation Class D	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018 and the period from November 6, 2017 (commencement of operations) through December 31, 2017
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Pacific Dynamix - Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Conservative Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Moderate Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Global Series II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Invesco V.I. International Growth Series II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
American Century VP Mid Cap Value Class II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
American Funds IS Growth Class 4	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
American Funds IS Growth-Income Class 4	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from December 27, 2019 (commencement of operations) through December 31, 2019
BlackRock® Basic Value V.I. Class III	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
BNY Mellon VIF Appreciation Service Shares	For the period November 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018, 2017 and the period from September 12, 2016 (commencement of operations) through December 31, 2016
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018 and the period from September 22, 2017 (commencement of operations) through December 31, 2017
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Growth Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Mid Cap Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Fidelity® VIP Value Strategies Service Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Templeton Foreign VIP Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Templeton Global Bond VIP Class 2	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Janus Henderson Enterprise Service Shares	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Janus Henderson Overseas Service Shares	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018 and the period from February 6, 2017 (commencement of operations) through December 31, 2017
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
ClearBridge Variable Mid Cap - Class II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Western Asset Variable Global High Yield Bond - Class II	For the period January 1, 2020 through May 28, 2020	For the period January 1, 2020 through May 28, 2020 and the year ended December 31, 2019	For the period January 1, 2020 through May 28, 2020, the year ended December 31, 2019 and the period from May 14, 2018 (commencement of operations) through December 31, 2018
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lord Abbett Developing Growth Class VC	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lord Abbett Fundamental Equity Class VC	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
Lord Abbett Total Return Class VC	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
M Capital Appreciation	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
M International Equity	Not Applicable	Not Applicable	For the period from January 1, 2016 through May 11, 2016

Variable Account comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
M Large Cap Growth	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
M Large Cap Value	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
MFS® New Discovery Series - Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
MFS® Utilities Series - Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
MFS® Value Series - Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For the years ended December 31, 2020, 2019, 2018, 2017 and the period from March 18, 2016 (commencement of operations) through December 31, 2016
Neuberger Berman Sustainable Equity Class I	For the period December 28, 2020 (commencement of operations) through December 31, 2020
PIMCO Global Managed Asset Allocation - Advisor Class (formerly PIMCO Global Multi-Asset Allocation - Advisor Class)	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
PIMCO Income - Administrative Class	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 25, 2019 (commencement of operations) through December 31, 2019
Royce Micro-Cap Service Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
T. Rowe Price Blue Chip Growth - II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
T. Rowe Price Equity Income - II	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020
VanEck VIP Global Hard Assets Initial Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020	For each of the five years in the period ended December 31, 2020

PACIFIC LIFE & ANNUITY COMPANY

Financial Statements - Statutory Basis as of and for the

years ended December 31, 2020 and 2019,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2020,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2020

and Independent Auditors’ Report

PLA-1

INDEPENDENT AUDITORS’ REPORT

Pacific Life & Annuity Company:

We have audited the accompanying statutory basis financial statements of Pacific Life & Annuity Company (the “Company”), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2020 and 2019, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for the years then ended and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions.  Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements.  The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error.  In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

PLA-2

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Arizona Department of Insurance and Financial Institutions.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 2 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are also described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Pacific Life & Annuity Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Pacific Life & Annuity Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions as described in Note 1 to the statutory basis financial statements.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory basis financial statements as a whole.  The supplemental schedule of selected financial data as of and for the year ended December 31, 2020, and the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory basis financial statements.  These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory basis financial statements.  Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory basis financial statements or to the statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America.  In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory basis financial statements as a whole.

April 2, 2021

PLA-3

Pacific Life & Annuity Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Thousands, except share data)	2020	2019
ADMITTED ASSETS
Bonds	$4,362,159	$4,246,255
Preferred stocks	1,820	1,820
Common stocks	4,639	4,639
Mortgage loans	385,611	407,796
Cash and cash equivalents	134,568	86,772
Contract loans	8,146	8,284
Derivatives	25,071	10,127
Other invested assets	28,908	30,902
Investment income due and accrued	50,109	48,383
Net deferred tax asset	14,308	9,728
Other assets	4,060	6,648
Separate account assets	3,199,084	2,924,764

TOTAL ADMITTED ASSETS	$8,218,483	$7,786,118

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$3,602,533	$3,492,283
Liability for deposit-type contracts	861,988	816,972
Transfers to separate accounts due or accrued, net	(49,235)	(46,552)
Other liabilities	44,665	34,439
Asset valuation reserve	4,678	18,632
Separate account liabilities	3,199,084	2,924,764
TOTAL LIABILITIES	7,663,713	7,240,538
Capital and Surplus:
Common stock - $1 par value; 5 million shares authorized; 2.9 million shares issued and outstanding	2,900	2,900
Paid-in surplus	134,607	134,607
Unassigned surplus	417,263	408,073
TOTAL CAPITAL AND SURPLUS	554,770	545,580

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$8,218,483	$7,786,118

See Notes to Financial Statements - Statutory Basis

PLA-4

Pacific Life & Annuity Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Thousands)	2020	2019
REVENUES
Premiums and annuity considerations	$452,814	$566,495
Net investment income	241,295	216,776
Separate account fees	57,913	57,177
Other income	8,564	9,566
TOTAL REVENUES	760,586	850,014

BENEFITS AND EXPENSES
Current and future policy benefits	621,018	734,668
Commission expense	33,684	37,821
Operating expenses	29,345	20,817
TOTAL BENEFITS AND EXPENSES	684,047	793,306

NET GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES	76,539	56,708
Federal income tax expense	9,399	13,607

NET GAIN FROM OPERATIONS	67,140	43,101
Net realized capital losses less tax	(59,775)	(10,333)

NET INCOME	$7,365	$32,768

See Notes to Financial Statements - Statutory Basis

PLA-5

Pacific Life & Annuity Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

(In Thousands)	Common Stock	Paid-in Surplus	Unassigned Surplus	Total
BALANCES, JANUARY 1, 2019	$2,900	$134,607	$412,902	$550,409
Net income			32,768	32,768
Change in net unrealized capital losses less tax			(5,333)	(5,333)
Change in net deferred income tax			4,854	4,854
Change in nonadmitted assets			(4,179)	(4,179)
Change in asset valuation reserve			8,137	8,137
Dividend paid to parent			(41,000)	(41,000)
Other surplus transactions, net			(76)	(76)
BALANCES, DECEMBER 31, 2019	2,900	134,607	408,073	545,580
Net income			7,365	7,365
Change in net unrealized capital gains less tax			9,913	9,913
Change in net deferred income tax			3,223	3,223
Change in nonadmitted assets			1,360	1,360
Change in reserve on account of change in valuation basis			13,565	13,565
Change in asset valuation reserve			13,954	13,954
Dividend paid to parent			(40,000)	(40,000)
Other surplus transactions, net			(190)	(190)
BALANCES, DECEMBER 31, 2020	$2,900	$134,607	$417,263	$554,770

See Notes to Financial Statements - Statutory Basis

PLA-6

Pacific Life & Annuity Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Thousands)	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$452,806	$566,439
Net investment income	237,736	214,037
Other income	66,481	66,752
Benefits and loss related payments	(504,585)	(555,289)
Net transfers from separate accounts	38,199	148,570
Commissions, expenses paid and other deductions	(53,155)	(58,994)
Federal income taxes paid	(7,389)	(14,405)
NET CASH PROVIDED BY OPERATING ACTIVITIES	230,093	367,110

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	268,294	299,708
Stocks	—	23
Mortgage loans	22,365	57,477
Other invested assets	988	2,316
Miscellaneous proceeds	19,017	1,858
Cost of investments acquired
Bonds	(381,424)	(644,568)
Mortgage loans	—	(29,963)
Other invested assets	(151)	—
Miscellaneous applications	(81,483)	(21,912)
Net (increase) decrease in contract loans	134	(105)
NET CASH USED IN INVESTING ACTIVITIES	(152,260)	(335,166)

CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	11,931	35,636
Dividend paid to parent	(40,000)	(41,000)
Other cash provided (applied)	(1,968)	1,858
NET CASH USED IN FINANCING AND MISCELLANEOUS ACTIVITIES	(30,037)	(3,506)

Net change in cash and cash equivalents	47,796	28,438
Cash and cash equivalents, beginning of year	86,772	58,334

CASH AND CASH EQUIVALENTS, END OF YEAR	$134,568	$86,772
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS
Bonds disposed and acquired	$80,985	$122,094

See Notes to Financial Statements - Statutory Basis

PLA-7

Pacific Life & Annuity Company

NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS

1.                          NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life & Annuity Company (PL&A or the Company) is a stock life insurance company domiciled in the State of Arizona and a wholly owned subsidiary of Pacific Life Insurance Company (Pacific Life).  The Company markets and distributes life insurance and annuities.  The Company is licensed to sell certain of its products in the state of New York.

The top geographic locations in the United States for statutory premiums and annuity considerations, and deposits were New York and Colorado representing 61% and 30%, respectively, of total statutory premiums and annuity considerations, and deposits for the year ended December 31, 2020.  No other jurisdiction accounted for more than 5% of the total.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions (AZ DIFI), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (U.S. GAAP).  The AZ DIFI has adopted the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP), subject to any deviations prescribed or permitted by the AZ DIFI, of which there were none.

NAIC SAP differs in certain respects, which in some cases are material, from U.S. GAAP (Note 2).

The transactions with related parties may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as a stand-alone entity.

Certain reclassifications have been made to the 2019 financial statements - statutory basis to conform to the 2020 financial statement - statutory basis presentation.

The Company has evaluated events subsequent to December 31, 2020 through the date the financial statements - statutory basis were available to be issued.  Economic and capital market uncertainties have arisen as a result of the spread of COVID-19. The impact of COVID-19 on the Company is constantly evolving and its future effects are uncertain. It is not possible to estimate the ultimate impacts the COVID-19 pandemic may have on the global economy, markets or our business. Interest rates and equity market levels have had the most significant effect on the Company’s financial statements. COVID-19 related claims have been minor for the year ended December 31, 2020. The Company continues to actively monitor direct and indirect impacts of the pandemic on its financial statements, especially in relation to claims and the investments portfolio.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities.  It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

Effective January 1, 2017, the Statement of Statutory Accounting Principles (SSAP) No. 51R, Life Contracts, was issued which made substantive revisions to SSAP No. 51 to reference the Valuation Manual as part of Principle-Based Reserve (PBR) implementation.  For life insurance policies issued during 2017-2019, the Valuation Manual did not require companies to update their reserve methodologies during the first three years following the operative date of the Valuation Manual. The Company implemented PBR for all life insurance policies and business issued in 2020.  The Company implemented PBR for all life insurance policies issued in 2020. The Company did not implement PBR for life insurance policies issued during 2017-2019.

PLA-8

Additionally, variable annuity contracts are subject to Actuarial Guideline 43 (AG43) and the Valuation Manual section VM-21 (VM-21).  As a result of updates to AG43 and VM-21, effective January 1, 2020, for all variable annuity contracts, $13.6 million of reserves were released with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis on the statements of capital and surplus - statutory basis.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method.  Bonds, including loan-backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar.  All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax.  The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment.  The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI.  The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, or interest rate related including spread widening); the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis; and the performance of the security’s underlying collateral and projected future cash flows.  In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired.  The Company records an OTTI to fair value for common stock, preferred stock, and bonds, except for LBASS, which are written down to the present value of cash flows expected to be collected, discounted at the security’s effective interest rate.  The Company records an OTTI to fair value for any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss.  The Company records OTTI in net realized capital losses less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses.  Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued.  The Company generally recognizes interest income on its impaired loans upon receipt.  As of December 31, 2020 and 2019, no loans were considered impaired.  No mortgage loans were derecognized as a result of foreclosure during the years ended December 31, 2020 and 2019.

Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

PLA-9

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.  Other invested assets primarily consist of investments in joint ventures, partnerships and limited liability companies, including affiliated companies, as well as those in which the Company has minor ownership interests.  An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment.  The investment is written down to fair value as the new cost basis and the OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting, as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship.  At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item.  The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements in a manner consistent with the hedged asset or liability (amortized cost or fair value).  Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax and any change in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position.  If the carrying value of the derivative is positive, the amount is recorded in derivatives.  If the carrying value of the derivative is negative, the amount is recorded in other liabilities.  The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets.  The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the Interest Maintenance Reserve (IMR).  Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year.  Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items.  Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments.  Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus.  The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments.  These capital gains and losses are amortized into net investment income over the remaining life of the investment sold.  The IMR of $5.7 million and $5.4 million is included in other liabilities as of December 31, 2020 and 2019, respectively.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives.  Interest income for bonds is recognized on an accrual basis.  Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date.  Amortization and accretion are determined by the effective interest method based on estimated principal repayments.  Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due

PLA-10

and accrued is uncollectible.  Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued with amounts over 90 days past due is nonadmitted.

Realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners’ Reserve Valuation Method (CRVM), or other modified reserve methods.  Interest rate assumptions ranged from 2.00% to 4.50%.  Reserves for individual variable annuities are held in accordance with VM-21.  Reserves for individual fixed annuities are maintained using the Commissioners’ Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest ranging from 1.00% to 6.50%.  Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest ranging from 1.90% to 3.00%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid.  An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves.  All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the summary of operations when earned under the terms of the contract.  Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability.  Interest rates credited ranged primarily from 1.50% to 6.50%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves.  These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks and provide additional capacity for growth.  As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners.  To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable.  Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded, included in other income, relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements.  The amounts included in revenue adjustments on reinsurance ceded primarily represents ceded current and future policy benefits, net investment income and net realized capital gains (losses) less tax, related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

PLA-11

For the years ended December 31, 2020 and 2019, individual life and annuity premiums assumed were an immaterial amount, and premiums ceded were $3.7 million and $3.6 million, respectively.  As of December 31, 2020 and 2019, reserve credits recorded on ceded reinsurance were $8.2 million and $8.8 million, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was  $1.8 million as of December 31, 2020.

The Company has ceded reinsurance contracts in place with a reinsurer whose financial stability has deteriorated. In March 2019, the reinsurer’s domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer. As of December 31, 2020, the Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company’s financial statements - statutory basis.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of Pacific Mutual Holding Company (PMHC), the Company’s ultimate parent.  In addition to the Company, included in PMHC’s consolidated return are the following entities:  Pacific LifeCorp, Pacific Life, Pacific Alliance Reinsurance Company of Vermont, Pacific Baleine Reinsurance Company, Pacific Life Fund Advisors LLC (PLFA), Pacific Annuity Reinsurance Company, Pacific Life Re Global Limited (formerly known as Pacific Life Reinsurance (Barbados) Ltd.), and Pacific Life Reinsurance Company II Ltd.

The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received.  If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and life contracts.  Separate account assets and liabilities are recorded at fair value and represent legally segregated contract holder funds.  A separate account liability is recorded at an amount equal to the separate account asset.  The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets.  Amounts charged to the separate account for mortality, surrender and expense charges are included in separate account fees in other income.

The Company’s separate accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

Separate account assets are primarily invested in mutual funds, but are also invested in hedge funds.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums.  The adequacy of a company’s actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models.  Companies below minimum risk-based capital requirements are

PLA-12

classified within certain levels, each of which requires specified corrective action.  As of December 31, 2020 and 2019, the Company exceeded the minimum risk-based capital requirements.

2.                          COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting.  U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the AZ DIFI, which is a comprehensive basis of accounting other than U.S. GAAP.  NAIC SAP primarily differs from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

PLA-13

3.                          INVESTMENTS

BONDS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value and net unrealized gains of bonds and cash equivalents are shown below.  Cash equivalents as of December 31, 2020 and 2019 were $125.5 million and $68.5 million, respectively.  See Note 4 for information on the Company’s fair value measurements.

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains
	(In Thousands)
December 31, 2020:
U.S. Government	$9,093	$9,909	$816
All other governments	29,510	35,958	6,448
U.S. states, territories and possessions	8,807	10,651	1,844
U.S. political subdivisions of states, territories and possessions	58,192	72,241	14,049
U.S. special revenue and special assessment obligations	282,458	388,715	106,257
Industrial and miscellaneous	3,839,598	4,662,548	822,950
LBASS:
Residential mortgage-backed securities (RMBS)	105,675	111,620	5,945
Commercial mortgage-backed securities (CMBS)	61,161	63,998	2,837
Other	93,175	100,743	7,568
Total	$4,487,669	$5,456,383	$968,714

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains
	(In Thousands)
December 31, 2019:
U.S. Government	$9,082	$9,484	$402
All other governments	29,523	33,669	4,146
U.S. political subdivisions of states, territories and possessions	58,201	68,507	10,306
U.S. special revenue and special assessment obligations	248,301	332,285	83,984
Industrial and miscellaneous	3,620,918	4,146,702	525,784
LBASS:
RMBS	182,326	188,331	6,005
CMBS	60,404	63,279	2,875
Other	106,045	111,988	5,943
Total	$4,314,800	$4,954,245	$639,445

PLA-14

The book/adjusted carrying value and fair value of bonds and cash equivalents as of December 31, 2020, by contractual repayment date of principal, are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Due in one year or less	$223,927	$226,849
Due after one year through five years	561,912	612,048
Due after five years through ten years	1,230,646	1,415,867
Due after ten years	2,211,173	2,925,258
	4,227,658	5,180,022
LBASS	260,011	276,361
Total	$4,487,669	$5,456,383

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
December 31, 2020:
U.S. special revenue and special assessment obligations			$7,564	$732	$7,564	$732
Industrial and miscellaneous	$26,640	$1,390	25,260	2,861	51,900	4,251
LBASS:
RMBS	9,043	43	2,887	100	11,930	143
CMBS	29,216	758			29,216	758
Other	3,013	1			3,013	1
Total	$67,912	$2,192	$35,711	$3,693	$103,623	$5,885

December 31, 2019:
U.S. special revenue and special assessment obligations			$8,388	$208	$8,388	$208
Industrial and miscellaneous	$30,715	$245	57,469	2,733	88,184	2,978
LBASS:
RMBS	27,706	97	16,898	197	44,604	294
Other	11,584	67	1,318	3	12,902	70
Total	$70,005	$409	$84,073	$3,141	$154,078	$3,550

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary.  The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The Company received prepayment penalties and acceleration of fees of $2.8 million and $3.2 million from 22 securities for the years ended December 31, 2020 and 2019, respectively.

PLA-15

The Company does not have any securities lending transactions and did not have any reverse repurchase agreement transactions accounted for as secured borrowings as of December 31, 2020 and 2019.

Bonds with a book/adjusted carrying value of $6.1 million as of December 31, 2020 and 2019 were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The table below summarizes the OTTI by security type:

	Years Ended December 31,
	2020	2019
	(In Thousands)
Bonds:
Industrial and miscellaneous		$476
Total OTTI	—	$476

No OTTI was recognized on LBASS during the years ended December 31, 2020 and 2019 due to intent to sell or inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

The Company has not recognized any OTTI on its loan-backed securities based on cash flow analysis during the years ended December 31, 2020 and 2019.

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest.  The following table presents the number of investments, the book/adjusted carrying value, and the fair value for bonds with an NAIC 5GI designation:

	December 31, 2020			December 31, 2019
	Number	Book/Adjusted Carrying Value	Fair Value	Number	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)				(In Thousands)
U.S. special revenue and special assessment obligations	2	$8,296	$7,564	2	$8,596	$8,388
Total	2	$8,296	$7,564	2	$8,596	$8,388

Proceeds, gross gains and gross losses recognized on sales of bonds were $37.9 million, $1.9 million and $0.1 million, respectively, for the year ended December 31, 2020.  Proceeds, gross gains and gross losses recognized on sales of bonds were $65.0 million, $1.1 million and $0.2 million, respectively, for the year ended December 31, 2019.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2020:
Commercial	NA	NA

Year Ended December 31, 2019:
Commercial	4.25%	4.25%

There were no new mortgage loan investments during 2020.

PLA-16

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 69%.

The age analysis of mortgage loans by type in which the insurer is a participate or co-lender in a mortgage loan agreement is as follows:

	Commercial	Mezzanine	Total
December 31, 2020:	(In Thousands)
Current	$358,940	$26,671	$385,611

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$42,399	$26,671	$69,070

	Commercial	Mezzanine	Total
December 31, 2019:	(In Thousands)
Current	$381,135	$26,662	$407,797

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$43,649	$26,662	$70,311

(1)                     Excluded from commercial amounts are mortgage loan participations where the sole participants are the Company and Pacific

Life were $316.5 million and $337.5 million as of December 31, 2020 and 2019, respectively.

The Company’s mortgage loans primarily finance various types of properties throughout the U.S. and Canada.  The geographic distributions of the mortgage loans book/adjusted carrying value were as follows:

	December 31,
	2020	2019
	(In Thousands)
California	$102,935	$104,637
Illinois	59,875	59,898
Texas	48,419	49,774
Georgia	35,037	36,085
Washington	32,852	33,593
Massachusetts	32,744	33,321
New York	26,671	26,662
District of Columbia	24,992	41,186
North Carolina	9,955	10,000
Virginia	8,755	8,915
Other	3,376	3,725
Total	$385,611	$407,796

PLA-17

As of December 31, 2020 and 2019, the carrying value and percentage of total mortgage loans for the largest single loan in each of the above states is as follows:

	December 31,
	2020		2019
	($ In Thousands)
Illinois	$39,899	10%	$39,919	10%
Georgia	35,037	9%	36,085	9%
Washington	32,852	9%	33,593	8%
Massachusetts	32,744	8%	33,321	8%
California	28,897	7%	29,662	7%
New York	26,671	7%	26,662	7%
Texas	19,084	5%	19,452	5%
District of Columbia	15,000	4%	16,193	4%
North Carolina	9,955	3%	10,000	2%
Virginia	8,755	2%	8,915	2%

These loans are secured by a variety of property types, including office buildings, retail, apartments and lodging.

The Company did not have mortgage loans that were impaired or in nonaccrual status and did not recognize any interest income on mortgage loans using the cash-basis of accounting during 2020 or 2019.

As of December 31, 2020 and 2019, the Company recognized in net investment income prepayment income of $2.5 million and $1.4 million, respectively, for early pay off mortgage loans.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance.  Collateral performance includes a review of the most recent collateral inspection reports and financial statements.  Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV).  The DCR compares the collateral’s net operating income to its debt service payments.  DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments.  A larger DCR indicates a greater excess of net operating income over the debt service.  The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage.  LTVs greater than 100% indicate that the loan amount exceeds the collateral value.  A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels:  Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern.  Loans in the No Credit Concern category are performing and no issues are noted.  The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns.  The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong.  For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors.  Financial covenants may have been triggered due to declines in performance.  Credit profile and/or borrower sponsorship remain stable but require monitoring.  Near term (6 months or less) maturity requires monitoring due to negative trends.  No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.  This includes troubled debt restructures (TDR) performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or the borrower may have requested covenant relief.  Loan credit profile, borrower sponsorship and/or collateral value may have declined or given cause for concern.  Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.  Likelihood for TDR, impairment and loss is increased.  This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

PLA-18

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist.  Borrower may have asked for modification of loan terms.  Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative.  Impairment loss is possible depending on current fair market value of the collateral.  This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

As of December 31, 2020 and 2019, the Company had no loans classified as Level 2 or 3.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored weekly.  Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired.  A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

The Company is working with borrowers who are experiencing financial difficulty as a direct result of the COVID-19 pandemic. When necessary, the Company is providing loan modifications to assist borrowers with their present circumstance. These loans are accruing interest and are classified as current when performing under the terms of the modified loan agreement. On April 7, 2020, a group of banking agencies issued an Interagency Statement that offers practical expedients for evaluating whether loan modifications that occur in response to COVID-19 are TDR consistent with the Coronavirus Aid, Relief and Economic Security Act (the CARES Act). The Consolidated Appropriations Act, signed into law on December 27, 2020 extended the relief offered in the CARES Act and clarified that insurance companies are covered under the CARES Act. The Company’s loan modifications will fall within the guidance of either the April 7, 2020 Interagency Statement or the CARES Act, both as adopted by the NAIC under INT 20-03, and do not qualify as TDRs. As of December 31, 2020, the Company did not have any modified mortgage loans with principal and/or interest relief as a result of the COVID-19 pandemic.

The following tables set forth mortgage loan credit levels as of December 31, 2020 and 2019 ($ In Thousands):

	December 31, 2020
	Level 1
	No Credit Concern		Minimal Credit Concern		Total
Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Office	$225,902	1.63	$8,755	1.18	$234,657	1.61
Retail	32,852	1.48	39,899	1.10	72,751	1.27
Apartment	26,640	1.45	9,334	1.19	35,974	1.38
Lodging	28,897	1.36	9,955	1.48	38,852	1.39
Golf course			3,377	(0.51)	3,377	(0.51)
Total	$314,291	1.57	$71,320	1.10	$385,611	1.48

	December 31, 2019
	Level 1
	No Credit Concern		Minimal Credit Concern		Total
Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Office	$238,055	1.83			$238,055	1.83
Retail	73,513	1.80			73,513	1.80
Apartment	52,841	1.85			52,841	1.85
Lodging	39,662	4.26			39,662	4.26
Golf course			$3,725	0.16	3,725	0.16
Total	$404,071	2.07	$3,725	0.16	$407,796	2.05

PLA-19

JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company does not have investments in joint ventures, partnerships and limited liability companies that exceed 10% of admitted assets of the Company as of December 31, 2020 and 2019.  The Company does not have impaired investments in joint ventures, partnerships and limited liability companies during the years ended December 31, 2020 and 2019, respectively.

4.                          FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1                    Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2                    Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3                    Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company’s financial instruments that are carried at fair value or net asset value (NAV) as of December 31, 2020 and 2019.

	Level 1	Level 2	Level 3	NAV	Total
	(In Thousands)
December 31, 2020:
Assets:
Common stocks:
Industrial and miscellaneous			$4,639		$4,639
Total common stocks	—	—	4,639	—	4,639

Derivatives:
Foreign currency and interest rate swaps		$15,083			15,083
Equity derivatives	$8,393		1,595		9,988
Total derivatives	8,393	15,083	1,595	—	25,071

Separate account assets (1)	3,180,187	—	—	$18,897	3,199,084
Total	$3,188,580	$15,083	$6,234	$18,897	$3,228,794

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$385			$385
Equity derivatives			$315		315
Total	$—	$385	$315	$—	$700

PLA-20

	Level 1	Level 2	Level 3	NAV	Total
	(In Thousands)
December 31, 2019:
Assets:
Common stocks:
Industrial and miscellaneous			$4,639		$4,639
Total common stocks	—	—	4,639	—	4,639

Derivatives:
Foreign currency and interest rate swaps		$6,077			6,077
Equity derivatives	$2,598		1,452		4,050
Total derivatives	2,598	6,077	1,452	—	10,127

Separate account assets (1)	2,906,490			$18,274	2,924,764
Total	$2,909,088	$6,077	$6,091	$18,274	$2,939,530

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$389			$389
Equity derivatives			$2,531		2,531
Total	$—	$389	$2,531	$—	$2,920

(1)   Separate account assets are measured at fair value. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS, PREFERRED STOCKS AND COMMON STOCKS

The fair values of bonds, preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services.  For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers, or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

PLA-21

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing.  These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets are primarily invested in mutual funds, but also include investments in hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

PLA-22

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the net asset values obtained from the fund managers. Investment strategies related to this asset class includes multi-strategy primarily invested in U.S. and international equity, fixed income, loans, real estate, derivatives, privately held companies and private partnerships. The redemption frequency is quarterly. There are no remaining lockup periods as of  December 31, 2020.  There are no unfunded commitments as of December 31, 2020.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

		Transfers	Transfers	Total Gains or (Losses)
	January 1,	into	out of	Included in	Included in			December 31,
	2020	Level 3	Level 3	Net Income	Surplus	Sales	Settlements	2020
	(In Thousands)
Common stocks	$4,639							$4,639
Derivatives, net	(1,079)			$2,142	$2,192		($1,975)	1,280
Total	$3,560	$—	$—	$2,142	$2,192	$—	($1,975)	$5,919

				Total Gains or (Losses)
	January 1, 2019	Transfers into Level 3	Transfers out of Level 3	Included in Net Income	Included in Surplus	Sales	Settlements	December 31, 2019
	(In Thousands)
Common stocks	$4,639							$4,639
Derivatives, net	2,988			$2,999	($5,812)		($1,254)	(1,079)
Total	$7,627	$—	$—	$2,999	($5,812)	$—	($1,254)	$3,560

PLA-23

The book/adjusted carrying values and fair values of the Company’s financial instruments are presented in the following table.

	December 31, 2020
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Thousands)
Assets:
Bonds	$5,330,872	$4,362,159		$5,249,447	$81,425
Preferred stocks	2,093	1,820		2,093
Common stocks	4,639	4,639			4,639
Mortgage loans	402,406	385,611			402,406
Cash and cash equivalents	134,568	134,568	$134,568
Contract loans	8,146	8,146			8,146
Derivatives, net	24,371	24,371	8,393	14,698	1,280
Other invested assets (1)	29,408	24,938		29,408
Separate account assets	3,199,084	3,199,084	3,180,187			$18,897
Liabilities:
Liability for deposit-type contracts	1,060,615	861,988			1,060,615
Separate account liability for deposit type contracts	3,256	3,256			3,256

	December 31, 2019
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Thousands)
Assets:
Bonds	$4,885,700	$4,246,255		$4,806,995	$78,705
Preferred stocks	1,988	1,820		1,988
Common stocks	4,639	4,639			4,639
Mortgage loans	443,212	407,796			443,212
Cash and cash equivalents	86,772	86,772	$86,772
Contract loans	8,284	8,284			8,284
Derivatives, net	7,207	7,207	2,598	5,688	(1,079)
Other invested assets (1)	27,496	24,937		27,496
Separate account assets	2,924,764	2,924,764	2,906,490			$18,274
Liabilities:
Liability for deposit-type contracts	931,611	816,972			931,611
Separate account liability for deposit type contracts	3,188	3,188			3,188

(1) Excludes investments accounted for under the equity method.

PLA-24

The tables above exclude the following financial instruments: investment income due and accrued and derivatives collateral receivable and payable.  The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2020 and 2019:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar yield, credit quality, property type and average maturity of the composite portfolio.

CASH AND CASH EQUIVALENTS

Cash equivalents are money market mutual funds that have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds.  The carrying value of cash approximates the fair value.

CONTRACT LOANS

The admitted value of contract loans is a reasonable estimate of their fair value because interest rates are generally variable and based on current market rates.

OTHER INVESTED ASSETS

Other invested assets consists of surplus note investments held from other insurance providers. The fair value of the surplus note investments are priced by an independent pricing service as described for bonds above.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to estimate the fair value of liability for deposit-type contracts are based on the rates currently offered for deposits of similar remaining maturities, discounted cash flow methodologies using current market risk-free interest rates and adding a spread to reflect nonperformance risk or discounted cash flow methodologies using significant unobservable inputs.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

PLA-25

5.         DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk”, and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures, and options.

Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. The Company mitigates these risks through established market and credit risk limits..

The following table summarizes the notional amount, net carrying value, and fair value of the Company’s derivative instruments by derivative type.  Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Fair Value
	(In Thousands)
December 31, 2020:
Equity total return swaps	$20,896	$(301)	$(301)
Equity futures	130,298	8,393	8,393
Equity call options	38,180	1,581	1,581
Foreign currency and interest rate swaps	184,063	14,698	14,698
Total	$373,437	$24,371	$24,371

December 31, 2019:
Equity total return swaps	$101,111	$(2,493)	$(2,493)
Equity futures	63,268	2,598	2,598
Equity call options	33,650	1,415	1,415
Foreign currency and interest rate swaps	121,378	5,687	5,687
Total	$319,407	$7,207	$7,207

Notional amount represents a standard of measurement of the volume of derivatives.  Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis.  Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

Cash collateral received from OTC counterparties was $6.3 million and $2.9 million as of December 31, 2020 and 2019, respectively.  Cash collateral pledged to OTC counterparties was zero and $2.1 million as of December 31, 2020 and 2019, respectively.

The Company is required to pledge initial margin for all futures contracts.  The amount of required margin is determined by the exchange on which it is traded.  The Company pledged cash and assets to satisfy this collateral requirement.  Cash pledged for initial margin was $8.4 million and $2.6 million as of December 31, 2020 and 2019, respectively.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options.  The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

PLA-26

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums.  These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

For the years ended December 31, 2020 and 2019, $1.5 million and $1.3 million, respectively, of option premium expense recorded in net investment income for the one-year equity call options hedging life indexed account insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company utilizes total return swaps and exchange-traded futures based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets to U.S. dollar fixed or floating rate assets. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate.  There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments that are denominated in foreign currencies. The main currency that the Company economically hedges is the Canadian dollar.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The average and ending fair value of derivatives not designated as hedging instruments are as follows:

	Average Fair Value Years Ended December 31,		Ending Fair Value as of December 31,
	2020	2019	2020	2019
	(In Thousands)
Equity futures	$13,821	$3,947	$8,393	$2,598
Foreign currency and interest rate swaps	16,307	5,112	14,698	5,687
Equity total return swaps	1,018	(1,122)	(301)	(2,493)
Equity call options			3
Total	$31,146	$7,937	$22,793	$5,792

PLA-27

The following table summarizes the net gains or (losses) recorded in realized and unrealized capital gains and losses for derivatives not designated as hedging instruments.  The amounts presented do not include the net realized and unrealized foreign currency losses for foreign currency interest rate swaps of $0.1 million and $0.2 million for the years ended December 31, 2020 and 2019, respectively.

	Years Ended
	December 31,
	2020	2019
	(In Thousands)
Equity futures	$(64,043)	$(20,929)
Equity total return swaps	2,192	(5,812)
Foreign currency and interest rate swaps	9,129	4,950
Equity call options	3
Total	$(52,719)	$(21,791)

For the years ended December 31, 2020 and 2019, net losses from periodic net settlements recorded in net investment income were $9.7 million and $12.1 million, respectively.

For equity call options with premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value, and equity call option fair value excluding impact of discounted future settled premiums (In Thousands):

Years Ending December 31:	Premium Payments Due
2021	$1,549
2022
2023
2024
2025 and thereafter
Total undiscounted future settled premium commitments	$1,549

For equity call options with premiums which are paid at the end of the derivative contract, summarized in the table below are the undiscounted future settled premium commitments, equity call option fair value, and equity call option fair value excluding impact of discounted future settled premiums (In Thousands).

	Undiscounted Future Premium Commitments	Equity Call Option Fair Value (1)	Equity Call Option Fair Value Excluding Impact of Discounted Future Settled Premiums
2019	$1,387	$1,415	$2,131
2020	1,549	1,581	2,374

(1) The derivative fair value excludes accrued premium liability of $0.8 million and $0.7 million as of December 31, 2020 and 2019, respectively.

PLA-28

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives.  The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate.  In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received.  These master netting agreements include collateral arrangements with derivative counterparties, which requires positions be marked to market and margined on a daily basis by the daily settlement of variation margin.  The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received.  The Company’s credit exposure for OTC derivatives as of December 31, 2020 was $0.6 million.  The maximum exposure to any single counterparty was $0.2 million as of December 31, 2020.  All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2020 and 2019.  The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

PLA-29

6.         INCOME TAXES

The components of net admitted deferred tax assets are as follows:

	December 31, 2020			December 31, 2019
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)			(In Thousands)
Gross deferred tax assets	$44,221	$4,589	$48,810	$39,856	$4,711	$44,567
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	44,221	4,589	48,810	39,856	4,711	44,567
Deferred tax assets nonadmitted	20,619	1,846	22,465	20,997	2,861	23,858
Net admitted deferred tax asset	23,602	2,743	26,345	18,859	1,850	20,709
Deferred tax liabilities	9,294	2,743	12,037	9,131	1,850	10,981
Net admitted deferred tax asset	$14,308	$—	$14,308	$9,728	$—	$9,728

				Change during 2020
				Ordinary	Capital	Total
				(In Thousands)
Gross deferred tax assets				$4,365	$(122)	$4,243
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets				4,365	(122)	4,243
Deferred tax assets nonadmitted				(378)	(1,015)	(1,393)
Net admitted deferred tax asset				4,743	893	5,636
Deferred tax liabilities				163	893	1,056
Net admitted deferred tax asset				$4,580	$—	$4,580

PLA-30

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2020			December 31, 2019
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)			(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	14,308		14,308	9,685	$43	9,728
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	14,308		14,308	9,685	43	9,728
Adjusted gross deferred tax assets allowed per limitation threshold			81,069			80,378
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	9,294	$2,743	12,037	9,174	1,807	10,981
Deferred tax assets admitted as the result of application of SSAP No. 101	$23,602	$2,743	$26,345	$18,859	$1,850	$20,709

				Change during 2020
				Ordinary	Capital	Total
				(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks				$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation				4,623	$(43)	4,580
Adjusted gross deferred tax assets expected to be realized following the balance sheet date				4,623	(43)	4,580
Adjusted gross deferred tax assets allowed per limitation threshold						691
Adjusted gross deferred tax assets offset by gross deferred tax liabilities				120	936	1,056
Deferred tax assets admitted as the result of application of SSAP No. 101				$4,743	$893	$5,636

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows ($ In Thousands):

	December 31,
	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	1,343%	1,347%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$540,462	$535,852

PLA-31

The impacts of tax planning strategies as of December 31, 2020 and 2019 are as follows ($ In Thousands):

	December 31, 2020
	Ordinary	Capital
Adjusted gross deferred tax assets	$44,222	$4,589
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$23,602	$2,743
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

	December 31, 2019
	Ordinary	Capital
Adjusted gross deferred tax assets	$39,856	$4,711
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$18,859	$1,850
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance as of December 31, 2020 and 2019.

Federal income taxes are as follows:

	Years Ended December 31,
	2020	2019	Change
	(In Thousands)
Federal income tax expense	$9,399	$13,607	$(4,208)
Federal income taxes on net capital gains (losses)	266	(3,169)	3,435
Federal income tax expense	$9,665	$10,438	$(773)

PLA-32

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2020	2019	Change
	(In Thousands)
Deferred tax assets:
Ordinary:
Policyholder reserves	$30,994	$28,928	$2,066
Deferred acquisition costs	10,621	10,397	224
Compensation and benefits accrual	282	262	20
Other	2,324	269	2,055
Total	44,221	39,856	4,365
Statutory valuation allowance adjustment
Nonadmitted	20,619	20,997	(378)
Admitted ordinary deferred tax assets	23,602	18,859	4,743

Capital:
Investments	4,589	4,711	(122)
Total	4,589	4,711	(122)
Statutory valuation allowance adjustment
Nonadmitted	1,846	2,861	(1,015)
Admitted capital deferred tax assets	2,743	1,850	893

Admitted deferred tax assets	26,345	20,709	5,636

Deferred tax liabilities:
Ordinary:
Investments	8,633	8,570	63
Other	661	561	100
Total	9,294	9,131	163

Capital:
Investments	2,743	1,850	893
Total	2,743	1,850	893

Deferred tax liabilities	12,037	10,981	1,056

Net admitted deferred tax assets	$14,308	$9,728	$4,580

PLA-33

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2020	2019	Change
	(In Thousands)
Total deferred tax assets	$48,810	$44,567	$4,243
Total deferred tax liabilities	12,037	10,981	1,056
Net deferred tax asset	$36,773	$33,586	3,187
Tax effect of unrealized activities			36
Change in net operating deferred income tax			$3,223

Federal income taxes are different from that which would be obtained by applying the statutory Federal income tax rate of 21% for the years ended December 31, 2020 and 2019 to income before income taxes.  The significant items causing these differences are as follows:

	Years Ended December 31,
	2020	2019
	(In Thousands)
Provision computed at statutory rate	$3,814	$9,098
Tax impact from surplus activities	2,849
Taxable derivative gain (loss)	2,030	(1,141)
DRD	(1,338)	(1,347)
Tax contingency	216	229
Distribution from affiliates	(911)
Amortization of IMR	(176)	(200)
Nontaxable investment loss		(1,043)
Other	(42)	(12)
Total statutory income tax	$6,442	$5,584

Federal income tax expense	$9,665	$10,438
Change in net deferred income taxes	(3,223)	(4,854)
Total statutory income tax	$6,442	$5,584

For the years ended December 31, 2020 and 2019, the Company had no low income housing and foreign tax credit carryforwards.

The following are estimated Federal income taxes in the current and prior years that will be available for recoupment in the event of future net losses (In Thousands).  With the enactment of the Tax Cuts and Jobs Act (the Act), ordinary losses incurred beginning January 1, 2018 and future years cannot be carried back to recoup taxes paid in prior years.

	Ordinary	Capital
2020 estimated		$267
2019		7
2018

The Company had no tax contingencies computed in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets during the years ended December 31, 2020 and 2019.  The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months of December 31, 2020.

PLA-34

The Company’s policy is to recognize interest expense and penalties related to tax contingencies as a component of Federal and foreign income taxes.  No interest and penalties were recorded in Federal and foreign income taxes for the years ended December 31, 2020 and 2019.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions.  PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2016, and will begin the examination of tax years 2017 and 2018 in the first quarter of 2021. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under appeals. The Company does not expect the current Federal and California audits to result in any material assessments.

7.         CAPITAL AND SURPLUS

The Company has 5 million shares of common stock authorized of which 2.9 million shares are issued and outstanding with a par value of $1.00 per share. There is only one class of shares.

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to its parent is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the AZ DIFI for the declaration and payment of any dividend and (ii) approval by the AZ DIFI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2020 statutory results, the Company could pay $42 million in dividends to Pacific Life in 2021 without prior regulatory approval, subject to the notification requirement.  During the years ended December 31, 2020 and 2019, PL&A paid ordinary dividends to Pacific Life of $40 million and $41 million, respectively.  Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized gains, net as of December 31, 2020 and 2019 was $11.8 million and $1.8 million, respectively.

8.         RELATED PARTY TRANSACTIONS

Pacific Life provides general administrative and investment management services to the Company under an administrative services agreement and product contract services relating to the Company’s variable universal life insurance, other life insurance, variable annuities and investment management products under a separate services agreement.  Amounts charged by Pacific Life to the Company for these services were $19.9 million and $21.2 million for the years ended December 31, 2020 and 2019, respectively, and are primarily included in operating expenses.

PLFA is the investment adviser for the Pacific Select Fund (PSF), the investment vehicle provided to Pacific Life and the Company’s variable life insurance policyholders and variable annuity contract owners.  PLFA is owned 99% by Pacific Life and 1% by the Company.  Distributions to the Company from PLFA, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared, to the extent they are not in excess of undistributed accumulated earnings.  Distributions from PLFA to the Company included in net investment income for the years ended December 31, 2020 and 2019 were $4.3 million and $5.0 million, respectively.  Any undistributed net revenue and expense, net of tax, is recorded directly to unassigned surplus.

PLA-35

Pacific Select Distributors, LLC (PSD), a wholly-owned broker-dealer subsidiary of Pacific Life, serves as the distributor of variable life and annuity contracts issued by the Company and Pacific Life (Variable Products). In connection with PSD’s distribution of Variable Products, the Company incurred commission expense of $28.4 million and $25.2 million during the years ended December 31, 2020 and 2019, respectively.   A service plan was adopted by the Pacific Select Fund whereby Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured to or for shareholders of the fund or their variable contract owners.  These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $3.6 million and $3.7 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2020 and 2019, respectively.

As of December 31, 2020, the Company reported $204 thousand and $325 thousand as amounts due from Pacific Life, and other affiliated companies, respectively.  As of December 31, 2019, the Company reported $614 thousand and $275 thousand as amounts due from Pacific Life, and other affiliated companies, respectively.  The Company reported $1.4 million and $5.1 million due to Pacific Life as of December 31, 2020 and 2019, respectively.  The Company reported no amounts due to other affiliated companies as of December 31, 2020 and 2019.  It is the Company’s policy to settle these amounts no later than 90 days after the due date.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company.  Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with insurance contract values of $1,901.6 million and $1,867.3 million as of December 31, 2020 and 2019, respectively.  Related to these contracts, the Company received $62.9 million and $89.7 million of premium and annuity considerations and paid $118.4 million and $116.8 million of current and future policy benefits for the years ended December 31, 2020 and 2019, respectively.  In addition, included in the liability for deposit-type contracts are contracts with the affiliated assignment company of $830.2 million and $783.1 million as of December 31, 2020 and 2019, respectively.

9.         RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

For policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2020 and 2019, the Company had $313.0 million and $307.3 million, respectively, of insurance in force for which gross premiums were less than net premiums according to the valuation standard set by the State of Arizona.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

Other reserve changes are comprised of changes in separate account fair values, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, and change in CRVM expense allowance.  As of December 31, 2020 and 2019, other reserve changes were ($3.0) million and ($1.5) million, respectively.

PLA-36

10.      ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities and deposit-type contracts.

Individual Annuities:

	December 31, 2020
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$88,260		$88,260	1%
At book value less current surrender charge of 5% or more (1)	563,162		563,162	9%
At fair value		$2,998,968	2,998,968	46%
Total with market value adjustment or at fair value	651,422	2,998,968	3,650,390	56%
At book value without adjustment	745,693		745,693	12%
Not subject to discretionary withdrawal	2,098,661	396	2,099,057	32%
Total	$3,495,776	$2,999,364	$6,495,140	100%

Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$214,638	$—	$214,638

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:

	December 31, 2020
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Thousands)
Not subject to discretionary withdrawal	$33,384		$33,384	100%
Total	$33,384	$—	$33,384	100%

Deposit-type Contracts:

	December 31, 2020
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$8,232		$8,232	1%
At fair value		$3,256	3,256	—%
Total with market value adjustment or at fair value	8,232	3,256	11,488	1%
Not subject to discretionary withdrawal	853,756		853,756	99%
Total	$861,988	$3,256	$865,244	100%

PLA-37

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2020
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$96,492		$96,492	1%
At book value less current surrender charge of 5% or more	563,162		563,162	8%
At fair value		$3,002,224	3,002,224	41%
Total with market value adjustment or at fair value	659,654	3,002,224	3,661,878	50%
At book value without adjustment	745,693		745,693	10%
Not subject to discretionary withdrawal	2,985,801	396	2,986,197	40%
Total	$4,391,148	$3,002,620	$7,393,768	100%

Total Individual Annuities and Deposit-Type Contracts:

	December 31, 2019
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total
	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$99,450		$99,450	2%
At book value less current surrender charge of 5% or more	447,588		447,588	6%
At fair value	2,599	$2,738,499	2,741,098	39%
Total with market value adjustment or at fair value	549,637	2,738,499	3,288,136	47%
At book value without adjustment	798,743		798,743	11%
Not subject to discretionary withdrawal	2,889,175	173	2,889,348	42%
Total	$4,237,555	$2,738,672	$6,976,227	100%

The following information is obtained from the applicable exhibit in the Company’s Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the AZ DIFI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2020	2019
	(In Thousands)
Annual Statement:
Annuities	$3,529,160	$3,420,583
Deposit-type contracts	861,988	816,972
Total	4,391,148	4,237,555
Separate Accounts Annual Statement:
Annuities	2,999,364	2,735,484
Other contract deposit funds	3,256	3,188
Combined total	$7,393,768	$6,976,227

PLA-38

11.      ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves as of December 31, 2020 and 2019:

	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Thousands)
December 31, 2020
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life with secondary guarantees	$9,204	$8,709	$9,143
Indexed universal life with secondary guarantees	43,971	41,966	44,174
Other permanent cash value life insurance	6,829	6,696	7,211
Variable universal life	9,051	8,893	9,043	$146,396	$146,300	$146,300

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			4,210
Disability - active lives (1)			35
Disability - disabled lives			6,585
Miscellaneous reserves			1,181
Total (direct + assumed)	69,055	66,264	81,582	146,396	146,300	146,300
Reinsurance ceded			8,210
Total (net)	$69,055	$66,264	$73,372	$146,396	$146,300	$146,300

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

PLA-39

	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Thousands)
December 31, 2019
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life with secondary guarantees	$10,927	$10,339	$10,753
Indexed universal life with secondary guarantees	38,345	37,697	39,466
Other permanent cash value life insurance	7,931	7,517	8,006
Variable universal life	10,147	9,971	10,126	$136,410	$136,221	$136,221

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			3,693
Disability - active lives			32
Disability - disabled lives			7,109
Miscellaneous reserves			1,307
Total (direct + assumed)	67,350	65,524	80,492	136,410	136,221	136,221
Reinsurance ceded			8,791
Total (net)	$67,350	$65,524	$71,701	$136,410	$136,221	$136,221

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health and separate accounts annual statements.

	December 31,
	2020	2019
	(In Thousands)
Annual Statement:
Life insurance section	$72,019	$70,238
Disability - active lives section	14	12
Disabled lives section	165	156
Miscellaneous section	1,174	1,295
Subtotal	73,372	71,701

Separate Accounts Annual Statement:
Life insurance section	146,300	136,221
Combined total	$219,672	$207,922

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12.      PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2020		December 31, 2019
		Net of		Net of
	Gross	Loading	Gross	Loading
	(In Thousands)
Ordinary new business			$10	$5
Ordinary renewal	$127	$126	108	107
Total	$127	$126	$118	$112

13.      SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business.  As of December 31, 2020, the Company reported assets and liabilities from the following product lines in separate accounts:

•                  Variable annuities

•                  Variable universal life

In accordance with the products recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2020 and 2019, the Company’s Separate Accounts Annual Statement included legally insulated assets of $3,199.1 million and $2,924.8 million, respectively.  The assets legally insulated and not legally insulated from the general account as of December 31, 2020 are attributed to the following products (In Thousands):

	Separate Account Assets	Separate Account Assets
Product	Legally Insulated	Not Legally Insulated
Variable annuities	$3,052,687
Variable universal life	146,397
Total	$3,199,084	$—

In accordance with the products recorded within the Separate Account, some Separate Account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the general account for the risk taken, the separate accounts paid risk charges for the years ended December 31, 2020, 2019, 2018, 2017, and 2016 of $16.7 million, $16.7 million, $17.4 million, $17.9 million, and $17.2 million, respectively.

For the years ended December 31, 2020 and 2019, the Company’s general account paid $0.1 million for separate account guarantees.

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Information regarding the Company’s separate accounts without guarantees is as follows:

	Years Ended December 31,
	2020	2019
	(In Thousands)
Premiums, considerations or deposits	$238,542	$181,639

	December 31,
	2020	2019
	(In Thousands)
Reserves for accounts with assets at fair value	$3,148,920	$2,874,894

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value	$3,148,524	$2,874,721
Not subject to discretionary withdrawal	396	173
Total	$3,148,920	$2,874,894

	Years Ended December 31,
	2020	2019
	(In Thousands)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$238,311	$181,371
Transfers from separate accounts	278,642	325,913
Net transfers from separate accounts	(40,331)	(144,542)
Reconciling adjustments:
Net lag gain/loss for annuities in general account only	(550)	652
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$(40,881)	$(143,890)

14.                   BORROWED MONEY

The Company has an agreement with Pacific Life to borrow up to $100 million at variable interest rates.  There were no amounts outstanding as of December 31, 2020 and 2019.

The Company maintains reverse repurchase lines of credit with various financial institutions. There was no debt outstanding in connection with reverse repurchase lines of credit as of December 31, 2020 and 2019.

PL&A is a member of the Federal Home Loan Bank of San Francisco (FHLB).  The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements and insurance laws and regulations.  The Company’s estimated maximum borrowing capacity (after taking into account required collateralization levels) was $15.9 million and $20.6 million as of December 31, 2020 and 2019.  However, asset eligibility determination is subject to the FHLB’s discretion and to the availability of qualifying assets at the Company.  Interest is at variable or fixed rates. There was no debt outstanding with the FHLB as of December 31, 2020 and 2019.

The Company is required to purchase stock in FHLB of San Francisco each time it receives an advance.  As of December 31, 2020 and 2019, the Company holds $4.6 million of FHLB of San Francisco, which is recorded in common stocks.

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The membership stock (Class A and B) eligible and not eligible for redemption as of December 31, 2020 and 2019 is as follows:

December 31, 2020	Total	Not Eligible for Redemption	Eligible for Redemption
	(In Thousands)
Membership stock:
Class A
Class B	$4,490	$4,490

December 31, 2019	Total	Not Eligible for Redemption	Eligible for Redemption
	(In Thousands)
Membership stock:
Class A
Class B	$4,639	$4,639

The Company had no collateral pledged to the FHLB.  The Company had no borrowing from the FHLB.

15.                   COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2020, the Company has no outstanding commitments for investments in joint ventures, partnerships and limited liability companies.

In connection with the operations of PLFA, the Company and Pacific Life are obligated to contribute additional capital funding as may be required by their respective membership percentages.  There were no capital contributions to PLFA for the years ended December 31, 2020 and 2019.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages.  Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

Issues were identified in a market conduct exam that are indicative of potential losses.  The Company has accrued a loss contingency based on management’s best estimate and does not expect these issues to have a materially adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD).  Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project.  In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action.  Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.  These obligations are typically subject to time limitations that vary in duration, including contractual limitations and

PLA-43

those that arise by operation of law, such as applicable statutes of limitation.  Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated.  The Company has not made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, no related liability has been recorded. Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset.  As of December 31, 2020 and 2019, the estimated liability was $0.1 million.  As of December 31, 2020 and 2019, the related premium tax receivable was $2.3 million.  These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 1 for discussion of other contingencies related to reinsurance.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

PLA-44

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2020

(In Thousands)

Investment Income Earned:
U.S. Government bonds	$237
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	206,489
Bonds of affiliates
Preferred stocks (unaffiliated)	118
Preferred stocks of affiliates
Common stocks (unaffiliated)	255
Common stocks of affiliates
Mortgage loans	23,696
Real estate
Contract loans	240
Cash and cash equivalents	270
Derivative instruments	8,224
Other invested assets	5,505
Aggregate write-ins for investment income	(28)
Gross Investment Income	$245,006

Real Estate Owned - Book Value Less Encumbrances

Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages
Commercial mortgages	$358,940
Mezzanine	26,671
Total Mortgage Loans	$385,611

Mortgage Loans By Standing - Book Value:
Good standing	$385,611
Good standing with restructured terms
Interest overdue more than 90 days, not in foreclosure
Foreclosure in process

Other Long-Term Assets - Carrying Value	$28,384
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Carrying Value:
Bonds
Preferred stocks
Common stocks

PLA-45

Bonds by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$130,390
Over 1 year through 5 years	720,991
Over 5 years through 10 years	1,282,756
Over 10 years through 20 years	1,123,590
Over 20 years	1,104,432
Total by Maturity	$4,362,159

Bonds by NAIC Designation - Statement Value:
NAIC 1	$2,266,532
NAIC 2	1,940,314
NAIC 3	134,544
NAIC 4	12,225
NAIC 5	8,544
NAIC 6
Total by NAIC Designation	$4,362,159

Total Bonds Publicly Traded	$3,321,724
Total Bonds Privately Traded	$1,040,435
Preferred Stocks - Statement Value	$1,820
Common Stocks - Unaffiliated - Statement Value	$4,639
Common Stocks - Affiliated - Statement Value
Cash Equivalents	$125,511
Options, Caps & Floors Owned - Statement Value	$1,578
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	$14,400
Futures Contracts Open - Statement Value	$8,393
Cash on Deposit	$9,057

Life Insurance In Force:
Industrial
Ordinary	$4,430,908
Credit Life
Group Life	$499

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$650

PLA-46

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$9,782
Credit Life
Group Life

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$141,423
Deferred - Fully Paid Account Balance	$1,388,016
Deferred - Not Fully Paid - Account Balance

Group
Amount of Income Payable	$1,984
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Group
Credit
Other

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$861,988
Dividend Accumulations - Account Balance

PLA-47

Claim Payments 2020:
Group Accident and Health - Year Ended December 31, 2020
2020
2019
2018
2017
2016
Prior

Other Accident and Health
2020
2019
2018
2017
2016
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves
2020
2019
2018
2017
2016
Prior

PLA-48

Pacific Life & Annuity Company

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2020

($ In Thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Long-term bonds:
U.S. Governments	$9,093	0.184%	$9,093	0.184%
All other governments	29,510	0.596%	29,510	0.596%
U.S. states, territories, and possessions, etc. guaranteed	8,807	0.178%	8,807	0.178%
U.S. political subdivisions of states, territories, and possessions, guaranteed	58,192	1.175%	58,192	1.175%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	301,428	6.088%	301,428	6.088%
Industrial and miscellaneous	3,955,129	79.887%	3,955,129	79.887%
Total long-term bonds	4,362,159	88.108%	4,362,159	88.108%

Preferred stocks:
Industrial and miscellaneous (unaffiliated)	1,820	0.037%	1,820	0.037%
Total preferred stocks	1,820	0.037%	1,820	0.037%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	4,639	0.094%	4,639	0.094%
Total common stocks	4,639	0.094%	4,639	0.094%

Mortgage loans:
Commercial mortgages	358,940	7.250%	358,940	7.250%
Mezzanine real estate loans	26,671	0.539%	26,671	0.539%
Total mortgage loans	385,611	7.789%	385,611	7.789%

Cash and cash equivalents:
Cash	9,057	0.183%	9,057	0.183%
Cash equivalents	125,511	2.535%	125,511	2.535%
Total cash and cash equivalents	134,568	2.718%	134,568	2.718%

Contract loans	8,152	0.165%	8,146	0.165%
Derivatives	25,071	0.506%	25,071	0.506%
Receivables for securities	524	0.011%	524	0.011%
Other invested assets	28,384	0.572%	28,384	0.572%
Total invested assets	$4,950,928	100.000%	$4,950,922	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

PLA-49

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES

DECEMBER 31, 2020

The Company’s Total Admitted Assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) was $5,019.4 million as of December 31, 2020.

1.              The 10 largest exposures to a single issuer/borrower/investment as of December 31, 2020, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Comcast Corporation (Bond)	$46,833	0.9%
IBM Corporation (Bond)	44,751	0.9%
Amgen Inc (Bond)	41,912	0.8%
AT&T Corporation (Bond)	41,468	0.8%
Commercial loan (Mortgage Loan)	39,899	0.8%
Commercial loan (Mortgage Loan)	39,085	0.8%
Pfizer Inc (Bond)	38,953	0.8%
Metropolitan Transport Authority NY (Bond)	37,176	0.7%
Commercial loan (Mortgage Loan)	35,037	0.7%
United Technologies Corporation (Bond)	34,842	0.7%

2.              The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation as of December 31, 2020, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Bonds:
NAIC 1	$2,266,532	45.2%
NAIC 2	1,940,314	38.7%
NAIC 3	134,544	2.7%
NAIC 4	12,225	0.2%
NAIC 5	8,544	0.2%
NAIC 6

Preferred Stock:
P/RP 1
P/RP 2	$1,820	0.0%
P/RP 3
P/RP 4
P/RP 5
P/RP 6

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3.              Assets held in foreign investments as of December 31, 2020, totaled $516.9 million, which represents 10.3% of Total Admitted Assets.

a.              The aggregate foreign investment exposure, categorized by NAIC sovereign designation as of December 31, 2020, is as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$430,834	8.6%
Countries designated NAIC 2	55,449	1.1%
Countries designated NAIC 3 or below	30,626	0.6%

b.              The largest foreign investment exposures in a single country, categorized by the country’s NAIC sovereign designation as of December 31, 2020, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: United Kingdom (Great Britain)	$126,324	2.5%
Country: Germany	62,978	1.3%
Countries designated NAIC 2
Country: Mexico	39,331	0.8%
Country: Indonesia	11,929	0.2%
Countries designated NAIC 3 or below
Country: Bahamas	18,000	0.4%
Country: Brazil	12,626	0.3%

c.               The 10 largest non-sovereign (i.e. non-governmental) foreign issues as of December 31, 2020 are as follows:

NAIC Designation	Issuer	(In Thousands)	Percentage of Total Admitted Assets
1.F FE	BP Capital Markets PLC	$25,000	0.5%
1.E FE	Toyota Motor Corporation	20,028	0.4%
2.B FE	BAT International Finance PLC	19,998	0.4%
1.E IF	Cayman Universe	19,848	0.4%
3.B FE	Petroleos Mexicanos	16,944	0.3%
1.E FE/1.G FE	Lloyds TSB Bank Group PLC	15,020	0.3%
1.G FE	Mizuho Financial Group Inc	15,000	0.3%
2.B FE	Takeda Pharmaceutical Co Ltd	15,000	0.3%
2.C FE	Telefonaktiebolaget LM Ericsson	14,990	0.3%
2.B FE	Anheuser-Busch Companies Inc	13,557	0.3%

4.              The aggregate amount and percentage of Total Admitted Assets held in Canadian investments as of December 31, 2020, totaled $145.7 million, which represent 2.9% of Total Admitted Assets.

5.              The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets as of December 31, 2020.

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6.              Assets held in equity interest are less than 2.5% of Total Admitted Assets as of December 31, 2020.

7.              Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets as of December 31, 2020.

a.              Ten largest fund managers as of December 31, 2020 are as follows:

	Total
Fund Manager	Invested	Diversified	Nondiversified
	(In Thousands)
Institutional Housing Partners Fund III / REO #3965A	$2,558		$2,558
Walkers Fiduciary Limited	367	$367

8.              Assets held in general partnership interests are less than 2.5% of Total Admitted Assets as of December 31, 2020.

9.              The amounts and percentages of Total Admitted Assets held in mortgage loans as of December 31, 2020, are as follows:

a.              The 10 largest aggregate mortgage interests sharing the same property or group of properties as of December 31, 2020 are as follows:

Type (Residential, Commercial, Agricultural)	(In Thousands)	Percentage of Total Admitted Assets
Commercial loan	$39,899	0.8%
Commercial loan	35,037	0.7%
Commercial loan	32,852	0.7%
Commercial loan	32,744	0.7%
Commercial loan	28,897	0.6%
Commercial loan	26,671	0.5%
Commercial loan	25,000	0.5%
Commercial loan	22,398	0.4%
Commercial loan	20,001	0.4%
Commercial loan	19,976	0.4%

10.       The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2020 are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Commercial:
Above 95%
91% to 95%
81% to 90%
71% to 80%
Below 70%	$385,611	7.7%

11.       Assets held in real estate are less than 2.5% of Total Admitted Assets as of December 31, 2020.

12.       Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets as of December 31, 2020.

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13.       The Company has no securities lending agreements, repurchase agreements, or reverse repurchase agreements as of December 31, 2020.

14.       The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2020, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Owned:
Hedging:	$1,581	0.0%

15.       The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards as of December 31, 2020 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2020	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$3,114	0.1%	$2,058	$1,998	$1,994

16.       The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts as of December 31, 2020 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2020	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$8,393	0.2%	$18,527	$16,412	$14,848

PLA-53

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.              The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791.

2.              The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

3.              The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.              Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.              Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.               The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.              The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R.

5.              The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2020 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.              The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2020 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.

PLA-54

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C: OTHER INFORMATION (Pacific Select Exec V-NY)

Item 26. Exhibits

(1)	(a)

Minutes of Action of Board of Directors of PM Group Life Insurance Company (PL&A) dated July 1, 1998; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487.This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex991a.txt

(b)

Memorandum Establishing Separate Account; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex991b.txt

(2)	Inapplicable

(3)	(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Filed as part of the Registration Statement on Form N-6 via EDGAR on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex991b.txt

(b)

Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex993b.txt

(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d3c.htm

(4)	(a)

Flexible Premium Variable Life Insurance Policy; Filed as part of the Registration Statement on Form N-6 via EDGAR on August 19, 2008, File No. 333-153085, Accession Number 0000892569-08-001161. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256908001161/a42124orexv99w4xay.htm

(b)

Overloan Protection II Rider (Form R08OLP NY); Filed as part of the Registration Statement on Form N-6 via EDGAR on August 19, 2008, File No. 333-153085, Accession Number 0000892569-08-001161. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256908001161/a42124orexv99w4xby.htm

(c)

Annual Renewable Term Rider — Additional Insured (Form R08RTA); Filed as part of the Registration Statement on Form N-6 via EDGAR on August 19, 2008, File No. 333-153085, Accession Number 0000892569-08-001161. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256908001161/a42124orexv99w4xcy.htm

(d)

Children’s Term Rider (Form R98-CT NY); Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256906001403/a24236exv99wx4yxdy.htm

(e)

Waiver of Charges (Form R84 WC NY); Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256906001403/a24236exv99wx4yxey.htm

(f)

Guaranteed Insurability Rider (Form R93-GI NY); Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256906001403/a24236exv99wx4yxfy.htm

(g)

Disability Benefit Rider (Form R84-DB NY); Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256906001403/a24236exv99wx4yxgy.htm

(5)

Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire; Filed in Registration Statement on Form N-6 filed via EDGAR on November 22, 2006, File No. 333-138906, Accession No. 0000892569-06-001403. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256906001403/a24236exv99wx5y.htm

(6)	(a)

Bylaws of PL&A; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex996a.txt

(b)

Articles of Incorporation of PM Group Life Insurance Company; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex996b.txt

(c)

Amended & Restated Articles of Incorporation for PM Group Life Insurance Company; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex996c.txt

(7)	(a)

Reinsurance Agreement with RGA Reinsurance Company Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a.htm

(1)

Amendments 1 and 2 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a1.htm

(2)

Amendment 3 to Reinsurance Agreement (portions of this amendment have been omitted) ; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a2.htm

(3)

Amendments 4 through 17 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7a3.htm

(b)

Reinsurance Agreement with Swiss Re Life & Health America Inc. Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b.htm

(1)

Amendments 1 through 3 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b1.htm

(2)

Amendment 4 to Reinsurance Agreement (portions of this amendment have been omitted) ; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b2.htm

(3)

Amendments 5 through 17 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7b3.htm

(c)

Reinsurance Agreement with Munich American Reassurance Company Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7c.htm

(1)

Amendments 1 through 16 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7c1.htm

(d)

Reinsurance Agreement with SCOR Global Life USA Reinsurance Company (formerly Generali USA Life Reassurance Company) Effective December 1, 2008; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d.htm

(1)

Amendments 1 and 2 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d1.htm

(2)

Amendment 3 to Reinsurance Agreement (portions of this amendment have been omitted) ; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d2.htm

(3)

Amendments 4 through 16 to Reinsurance Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on December 13, 2019, File No. 333-231308, Accession Number 0001104659-19-072406. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919072406/a19-25068_1ex99d7d3.htm

(8)	(a)

Form of Participation Agreement between PL&A and Pacific Select Fund; Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex998a.txt

(b)

Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life); Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000101706203001487/dex998b.txt

(c)

M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company; Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed via EDGAR on January 26, 2004, File No. 333-106721, Accession No. 0001193125-04-008896. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312504008896/dex998c.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998c1.htm

(d)

Participation Agreement between PL&A, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company; Filed as Exhibit 8(f) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 via EDGAR on April 18, 2005, File No. 333-71081, Accession No. 0000892569-05-000248. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000248/a03610a1exv99w8xfy.htm

(e)

Addendum to Participation Agreement with Blackrock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Funds, Inc.) and Blackrock Distributors, Inc. (formerly called FAM Distributors, Inc.); Filed as Exhibit 8(h) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256905000557/a10981exv99wx8yxhy.htm

(f)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III); Filed as Exhibit 8(i) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256905000557/a10981exv99wx8yxiy.htm

(g)

Participation Agreement with Blackrock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) and Blackrock Distributors, Inc. (formerly called FAM Distributors, Inc.); Filed as Exhibit 8(j) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256905000557/a10981exv99wx8yxjy.htm

(1)

First Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-107571, Accession Number 0001193125-13-399482. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399482/d609139dex998e1.htm

(2)

Second Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-107571, Accession Number 0001193125-13-399482. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399482/d609139dex998e2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4 File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037064/a52635exv99w8xiyx1y.htm

(4)

Fourth Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-107571, Accession Number 0001193125-13-399482. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399482/d609139dex998e4.htm

(5)

Fifth Amendment to Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998f5.htm

(6)

Sixth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001104659-19-022279 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465919022279/a19-5865_1ex99d8de6.htm

(h)

Participation Agreement with T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc.; Filed as Exhibit 8(k) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256905000557/a10981exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998h1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-20-048149 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465920048149/a20-9487_1ex99d8h2.htm

(j)

Addendums to M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company; Filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed via EDGAR on February 28, 2007, File No. 333-138906, Accession No. 0000892569-07-000175. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256907000175/a24236a2exv99wx8yxjy.htm

(k)

Participation Agreement with Janus Aspen Series; Filed as Exhibit 8(k) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0001193125-12-503073 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998ff1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998k2.htm

(l)

Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Filed as Exhibit 8(l) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxly.htm

(1)

First Amendment to Distribution and Shareholder Service; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8l1.htm

(m)

Administrative Services Agreement with Janus Distributors LLC; Filed as Exhibit 8(m) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxmy.htm

(n)

Participation Agreement with Lazard Retirement Series, Inc.; Filed as Exhibit 8(n) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxny.htm

(1)

First Amendment to Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-153085, Accession No. 0001193125-14-147303 filed on April 17, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312514147303/d657067dex998n1.htm

(o)

Servicing Agreement with Lazard Asset Management Securities LLC; Filed as Exhibit 8(o) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxoy.htm

(1)

First Amendment to Servicing Agreement; Included in Registrant’s Form N-4, File No. 333-153085, Accession No. 0001193125-14-147303 filed on April 17, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312514147303/d657067dex998o1.htm

(2)

Second Amendment to Servicing Agreement; Filed as part of the Registration Statement on Form N-6 on April 18, 2019, File No. 333-150092, Accession Number 0001104659-19-022303. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022303/a19-6071_1ex99d8o2.htm

(3)

Third Amendment to Servicing Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-20-048149 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465920048149/a20-9487_1ex99d8o3.htm

(p)

Participation Agreement with Legg Mason Partners III; Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998p1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8p2.htm

(3)

Third Amendment to Participation; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-20-048149 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465920048149/a20-9487_1ex99d8p3.htm

(4)

Fourth Amendment to Participation; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-20-048149 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465920048149/a20-9487_1ex99d8p4.htm

(q)

Service Agreement with Legg Mason Investor Services, LLC; Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998q1.htm

(2)

Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998q2.htm

(3)

Third Amendment to Service Agreement; Included in Registration Statement on Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed on August 27, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998q3.htm

(4)

Fourth Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-20-048149 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465920048149/a20-9487_1ex99d8q4.htm

(5)

Fifth Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-20-048149 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465920048149/a20-9487_1ex99d8q5.htm

(r)

Participation Agreement with MFS Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxry.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xryx1y.htm

(2)

Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xryx2y.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998r3.htm

(s)	(1)

Service Agreement with Massachusetts Financial Services Company; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxsy.htm

(2)

Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998s2.htm

(3)

Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8s3.htm

(t)

Participation Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxty.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037055/a52622exv99w8xnyx1y.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998n2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998n3.htm

(u)

Service Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxuy.htm

(1)

First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037055/a52622exv99w8xsyx1y.htm

(2)

Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-100907, Accession No. 0000950123-10-037055, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037055/a52622exv99w8xsyx1y.htm

(v)

Participation Agreement with Franklin Templeton Variable Insurance Products Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxvy.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxvyx1y.htm

(2)

Addendum to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xvyx2y.htm

(3)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-153085, Accession No. 0001193125-14-147303 filed on April 17, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312514147303/d657067dex998v3.htm

(4)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998v4.htm

(w)

Administrative Services Agreement with Franklin Templeton Services, LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxwy.htm

(1)

First Amendment to Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxwyx1y.htm

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998j2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998j3.htm

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998w4.htm

(x)	(1)

Form of Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as Exhibit 8(y) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxyy.htm

(2)

Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123-12-006375. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012312006375/a59861bexv99wx8yxxyx2y.htm

(3)

Third Amendment to Fidelity Distributors Corporation Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-20-048149 filed April 17, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465920048149/a20-9487_1ex99d8x3.htm

(y)

Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement; Filed as Exhibit 8(z) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907001219/a34112exv99wx8yxzy.htm

(z)

Form of Amendment to Fidelity Distributors Corporation Service Contract; Filed as Exhibit 8(aa) as part of Post- Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxaay.htm

(aa)

Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 27, 2010, File No. 333-153085, Accession Number 0000950123-10-038690. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310038690/a53602exv99wx8yxaay.htm

(bb)

Lord Abbett Series Fund, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310086804/a57216exv99wx8yxbby.htm

(cc)

Lord Abbett Series Fund, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310086804/a57216exv99wx8yxccy.htm

(dd)

Lord Abbett Series Fund, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310086804/a57216exv99wx8yxddy.htm

(ee)

Royce Fund Services, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310086804/a57216exv99wx8yxeey.htm

(ff)

Royce Fund Services, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153085, Accession Number 0000950123-10-086804. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012310086804/a57216exv99wx8yxffy.htm

(gg)

Participation Agreement with PIMCO Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xggy.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xggyx1y.htm

(2)

Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xggyx2y.htm

(hh)

Services Agreement with PIMCO LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xhhy.htm

(1)

First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0001193125-12-503101 filed on December 14, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503073/d438123dex998v1.htm

(2)

Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-168285, Accession No. 0001193125-14-147292, filed on April 17, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514147292/d657066dex998v2.htm

(3)

Third Amendment to Services Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-18-025577 filed April 20, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465918025577/a18-8360_1ex99d8hh3.htm

(ii)

Selling Agreement with Allianz Global Investors Distributors LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2011, File No. 333-153085, Accession Number 0000950123-11-038278. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012311038278/a56270bexv99w8xiiy.htm

(1)

First Amendment to Selling Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8ii1.htm

(jj)

Form of American Century Investment Services, Inc. Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123-12- 006375. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012312006375/a59861bexv99wx8yxjjy.htm

(kk)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123-12-006375. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012312006375/a59861bexv99wx8yxkky.htm

(ll)

Form of AIM Variable Insurance Funds Participation Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136598, Accession Number 0000892569-08-001561. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xky.htm

(1)

First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153085, Accession Number 0000950123-12-006375. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012312006375/a59861bexv99wx8yxllyx1y.htm

(mm)

Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136598, Accession Number 0000892569-08-001561. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xly.htm

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8mm1.htm

(nn)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136598, Accession Number 0000892569-08-001561. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001561/a50112exv99w8xmy.htm

(oo)

Participation Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xooy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998oo1.htm

(pp)

Administrative Services Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xppy.htm

(1)

First Amendment to Administrative Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998pp1.htm

(qq)

Distribution Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xqqy.htm

(1)

First Amendment to Distribution Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998qq1.htm

(rr)

Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xrry.htm

(1)

First Amendment to Participation Agreement; Included in Registration Statement on Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed on August 27, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998rr1.htm

(ss)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xssy.htm

(tt)

Form of BlackRock Distributors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001277/a42417bexv99wx8yxiy.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4 File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001277/a42417bexv99wx8yxiy.htm

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4 File No. 333-160773, Accession No. 0001193125-14-310483, filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998i2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registration Statement on Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998i3.htm

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998tt4.htm

(uu)

Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998uu.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998uu1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346508/d62081dex998aaa2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8uu3.htm

(vv)

Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998vv.htm

(ww)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registration Statement on Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998qq.htm

(xx)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, LLC.; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998xx.htm

(yy)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registration Statement on Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed on August 27, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998yy.htm

(zz)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346508/d62081dex998bbb.htm

(aaa)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-13-399333 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399482/d609139dex998mm.htm

(1)

First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-14-143850 filed on April 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312514143850/d655763dex998mm1.htm

(2)

Second Amendment to Fund Participation and Service Agreement.; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-128820 filed on April 14, 2015 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515128820/d831895dex998mm2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000119312515346508/d62081dex998mm3.htm

(bbb)

Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc.; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8bbb.htm

(ccc)

Administrative Services Agreement with Invesco Advisers, Inc; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8ccc.htm

(ddd)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8ddd.htm

(eee)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8eee.htm

(fff)

Distribution Agreement with Dreyfus (Amended and Restated); Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001104659-17-024867 filed April 20, 2017, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000110465917024867/a16-17368_1ex99d8fff.htm

(ggg)

Selling Agreement with PIMCO (for Admin Class Shares) Variable Insurance Trust; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001104659-19-022302 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022302/a19-6068_1ex99d8ggg.htm

(hhh)

Services Agreement with PIMCO (for Admin Class Shares) Variable Insurance Trust; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001104659-19-022302 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000110465919022302/a19-6068_1ex99d8hhh.htm

(9)	Inapplicable

(10)	Inapplicable

(11)

Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered; Filed as part of the Registration Statement on Form N-6 via EDGAR on August 19, 2008, File No. 333-153085, Accession Number 0000892569- 08-001161. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000089256908001161/a42124orexv99w11.htm

(12)	Inapplicable

(13)	Inapplicable

(14)	Consent of Registered Public Accounting Firm and Consent of Independent Auditors

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum describing Pacific Life and Annuity Company’s issuance, transfer and redemption procedures for the Policies pursuant to Rule 6e-3(T)(b)(12)(iii);

(18)	Powers of Attorney;

Item 27. Directors and Officers of Pacific Life & Annuity

Name and Address	Positions and Offices with Pacific Life & Annuity
James T. Morris	Director, Chairman, President and Chief Executive Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Darryl D. Button	Director, Executive Vice President and Chief Financial Officer

Jay Orlandi	Director, Executive Vice President and General Counsel

Dawn M. Trautman	Executive Vice President

Joshua D Scott	Senior Vice President and Chief Accounting Officer

Jane M. Guon	Vice President and Secretary
Craig W. Leslie	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 28. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company (Pacific Life & Annuity) or Pacific Select Exec Separate Account of Pacific Life & Annuity.

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 29. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life & Annuity Company, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker- Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life & Annuity Company or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life & Annuity Company, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.
(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of April 23, 2021.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	April 23, 2021

James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	April 23, 2021

Adrian S. Griggs*

		Director, Executive Vice President and Chief Financial Officer	April 23, 2021

Darryl D. Button*

		Director, Executive Vice President and General Counsel	April 23, 2021
Jason Orlandi*

		Vice President and Secretary	April 23, 2021

Jane M. Guon*

		Executive Vice President	April 23, 2021

Dawn M. Trautman*

		Senior Vice President and Chief Accounting Officer	April 23, 2021
Joshua D Scott*

		Vice President and Treasurer	April 23, 2021

Craig W. Leslie*

*By:	/s/ BRANDON J. CAGE		April 23, 2021

Brandon J. Cage

as attorney-in-fact

(Powers of Attorney are contained in this Registration Statement filed as Exhibit 18).